As filed with the Securities and Exchange Commission on November 7, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2007
Date of reporting period: August 31, 2007

Item 1.  Report to Stockholders.

ANNUAL REPORT AUGUST 31, 2007

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds

Small Cap Bull 2.5X Fund NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund) Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)	Small Cap Bear 2.5X Fund S&P 500® Bear 1X Fund (formerly U.S./Short Fund)

International Funds

Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund
Developed Markets Bull 2X Fund	Developed Markets Bear 2X Fund

Specialty Funds

Commodity Bull 2X Fund (formerly Commodity Bull Fund)

Fixed Income Funds

10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund
Dynamic HY Bond Fund	HY Bear Fund

U.S. Government Money Market Fund

Letter to Shareholders	2

Performance Summary	4

Expense Example	18

Allocation of Portfolio Holdings	22

Schedule of Investments	30

Financial Statements	48

Financial Highlights	71

Notes to the Financial Statements	83

Report of Independent Registered Public Accounting Firm	95

Additional Information	96

Information on Board of Trustees and Officers	101
Code of Ethics
Certification
906 Certification

Letter to Shareholders

Dear Shareholders,

This Annual Report for the Direxion Funds covers the fiscal year September 1, 2006 to August, 31, 2007, (the “Annual Period”). During the Annual Period, U.S. equities delivered double digit returns, with the DJ Industrial Average Index up 20.03%, the S&P 500 Index up 15.13% and the Nasdaq-100 Index up 25.89%. Emerging Markets outpaced domestic returns, with the MSCI Emerging Markets Index rising 40.59% for the Annual Period. Domestic and International performance was driven by sound global economic growth, a relatively favorable interest rate environment and strong corporate earnings.

The reporting period was not, however, without its’ challenges. On February 27th, a sell-off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. After the sharp declines in February, equities began to rally again in April and May. A second major decline in the Chinese equity markets occurred at the end of the May, although U.S. equities shrugged off the declines and continued climbing.

Rising energy and commodity prices, problems in the mortgage markets which led to a credit squeeze and concern about a bubble in emerging markets equities led to increased uncertainty about market direction and led to a spike in volatility in the late summer. The markets sold off sharply and threatened to decline further, leading the Federal Reserve to decrease the discount rate by 50 basis points. This action, followed by a decision to lower the Federal Funds rate just after the end of the Annual Period, helped stabilize the equities markets. For the annual period, the benchmark 10 Year Treasury Note ranged from an approximate yield of 4.43% to 5.26%.

Direxion Funds leveraged index Funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark. Finally, we feel it important for investors to have complete transparency regarding the Direxion Funds investment performance relative to each Fund’s stated daily investment objective.

The Direxion Funds maintain models which indicate the expected performance of each leveraged index Fund in light of the path of the relevant benchmark, the Fund’s expense ratios and the impact of leveraging the Fund’s portfolio. The models, and a description of how they work, are available on the Direxion Funds website (www.direxionfunds.com). The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual one-year average annual total return versus expected returns for each of the Funds in this Annual Report follows.

The Dow 30 Bull 1.25X Fund, which seeks to provide a daily return equal to 125% of the return of the DJ Industrials Index, gained 20.97%, 22 basis points higher than its expected return of 21.19%, while the DJ Industrials Index itself gained 20.03%.

The NASDAQ-100 Bull 1.25X Fund, which seeks to provide a daily return equal to 125% of the return of the NASDAQ-100 Index, gained 29.99%, 127 basis points higher than its expected return of 28.72%, while the NASDAQ-100 Index itself gained 25.89%.

The S&P 500 Bear 1X Fund, which seeks to provide a daily return equal to −100% of the return of the S&P 500 Index, was down (6.76%), 335 basis points higher than its expected return of (10.11%), while the S&P 500 Index itself gained 15.13%.

The Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund, which seek to provide 200% and −200% of the return of the Russell 2000 Index, provided returns of 12.33% and (23.21%), respectively. The model indicated an expected return of 12.01% for the Small Cap Bull 2.5X Fund and an expected return of (20.99%) for the Small Cap Bear 2.5X Fund.

The Commodity Bull 2X Fund, which seeks to provide a daily return equal to 200% of the return of the Morgan Stanley Commodity Related Index, gained 56.35%, 314 basis points higher than its expected return of 53.21%, while the Morgan Stanley Commodity Related Index itself gained 27.48%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dow 30 Bull 1.25X Fund, NASDAQ-100 Bull 1.25X Fund, S&P 500 Bear 1X Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund net of any fee, waivers or expense reimbursements is 1.75% and 1.52% and 1.72% for the Dynamic HY Bond Fund and the HY Bear Fund, respectively.

The Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund, which seek to provide 200% and −200% of the return of the MSCI Emerging Markets Index, provided returns of 69.47% and (51.25%), respectively. The model indicated an expected return of 68.03% for the Emerging Markets Bull 2X Fund and an expected return of (52.83%) for the Emerging Markets Bear 2X Fund.

The Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund, which seek to provide 200% and −200% of the return of the MSCI EAFE Index, provided returns of 26.61% and (24.53%), respectively. The model indicated an expected return of 27.74% for the Developed Markets Bull 2X Fund and an expected return of (24.05%) for the Developed Markets Bear 2X Fund.

The 10 Year Note Bull 2.5X Fund and 10 Year Note Bear 2.5X Fund, which seek to provide 250% and −250% of the return of the 10 Year Treasury Note, provided returns of 7.42% and (3.27%) respectively. The model indicated an expected return of 4.75% for the 10 Year Note Bull 2.5X Fund and an expected return of (3.53%) for the 10 Year Note Bear 2X Fund.

For the Annual Period, the Dynamic HY Bond Fund, which seeks to maximize total return by investing primarily in “lower quality” High Yield debt instruments, delivered 7.24% on a total return basis, while the HY Bear Fund, which seeks to profit from a decline in the value of “lower-quality” High Yield debt instruments delivered (.66%) on a total return basis, compared to the funds benchmark: Lipper High Current Yield Bond Fund Index return of 6.36%. The Dynamic HY Bond Fund benefited from a general improvement in credit valuations and an overweight position in auto part company stocks and auto company credit in late 2006 and early 2007. This performance was somewhat offset with negative performance predicated by market volatility in the summer of 2007. The HY Bear Fund generally benefited from invested cash in the portfolio resulting from achieving exposure using the unfunded CDX index but was hurt by a general rally in the High Yield credit market.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Todd Kellerman
Chief Investment Officer	Chief Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dow 30 Bull 1.25X Fund, NASDAQ-100 Bull 1.25X Fund, S&P 500 Bear 1X Fund, Small Cap Bull 2X Fund, Small Cap Bear 2X Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund net of any fee, waivers or expense reimbursements is 1.75% and 1.52% and 1.72% for the Dynamic HY Bond Fund and the HY Bear Fund, respectively.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 29, 2007

S&P 500 Bear 1X Fund
November 7, 19971 - August 31, 2007

Investment Objective: S&P 500 Bear 1X Fund seeks daily investment results, before fees and expenses, of 100% of the inverse of the price performance of the S&P 500 Index.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

S&P 500 Bear 1X Fund	(6.76)%	(7.06)%	(9.96)%	(6.28)%

S&P 500 Index	15.13%	12.16%	12.00%	6.51%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	(43.0)%
SWAP Agreements	(57.0)%

Total Exposure	(100.0)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

4  DIREXION ANNUAL REPORT

NASDAQ-100 Bull 1.25X Fund
October 20, 19971 - August 31, 2007

Investment Objective: Nasdaq-100 Bull 1.25X Fund seeks daily investments results, before fees and expenses, of 125% of the price performance of the NASDAQ-100 Index.

NASDAQ-100® Index: A capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the National Market tier of the NASDAQ National Market®.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

NASDAQ-100 Bull 1.25X Fund	29.99%	13.86%	17.04%	3.46%

Nasdaq 100 Index	25.89%	13.26%	16.11%	6.30%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	90.4%
Futures Contracts	34.4%

Total Exposure	124.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

DIREXION ANNUAL REPORT  5

Small Cap Bull 2.5X Fund
February 22, 19991 - August 31, 2007

Investment Objective: Small Cap Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the price performance of the Russell 2000 Index.

Russell 2000® Index: Comprised of the smallest 2000 companies in the Russell 3000® Index.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Small Cap Bull 2.5X Fund	12.33%	9.72%	12.82%	4.91%

Russell 2000 Index	11.36%	14.45%	16.60%	9.81%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	7.7%
Futures Contracts	115.8%
SWAP Agreements	126.4%

Total Exposure	249.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

6  DIREXION ANNUAL REPORT

Small Cap Bear 2.5X Fund
December 23, 19991 - August 31, 2007

Investment Objective: Small Cap Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse of the price performance of the Russell 2000 Index.

Russell 2000® Index: Comprised of the smallest 2000 companies in the Russell 3000® Index.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Small Cap Bear 2.5X Fund	(23.21)%	(21.80)%	(22.02)%	(13.55)%

Russell 2000 Index	11.36%	14.45%	16.60%	8.20%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	(117.0)%
SWAP Agreements	(128.0)%

Total Exposure	(245.0)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

DIREXION ANNUAL REPORT  7

Dow 30 Bull 1.25X Fund
December 2, 19991 - August 31, 2007

Investment Objective: The Dow 30 Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Dow Jones Industrial Average.

Dow 30 Index: Consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Dow 30 Bull 1.25X Fund	20.97%	11.50%	10.81%	0.88%

DJ Industrial Average	20.03%	12.03%	11.55%	4.62%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the DJ Industrial Average does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	90.8%
Futures Contracts	34.1%

Total Exposure	124.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

8  DIREXION ANNUAL REPORT

10 Year Note Bull 2.5X Fund
March 31, 20051 - August 31, 2007

Investment Objective: The 10 Year Note Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the performance of the 10 Year Treasury Note.

10-Year Treasury Note: The most recently issued U.S. Treasury Note with a ten year maturity. A new 10-Year Treasury Note is issued each February, May, August and November.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

10 Year Note Bull 2.5X Fund	7.42%	1.22%

10 Year Treasury Note	0.57%	2.35%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the 10 Year Treasury Note does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	0.5%
U.S. Treasury Notes	76.7%
Futures Contracts	159.3%

Total Exposure	236.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

DIREXION ANNUAL REPORT  9

10 Year Note Bear 2.5X Fund
May 17, 20041 - August 31, 2007

Investment Objective: The 10 Year Note Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the performance of the 10 Year Treasury Note.

10-Year Treasury Note: The most recently issued U.S. treasury Note with a ten year maturity. A new 10-Year Treasury Note is issued each February, May, August and November.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

10 Year Note Bear 2.5X Fund	(3.27)%	(2.72)%

10 Year Treasury Note	0.57%	2.23%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the DJ Industrial Average Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

U.S. Treasury Notes	(171.8)%
Futures Contracts	(62.1)%
SWAP Agreements	(14.9)%

Total Exposure	(248.8)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

10  DIREXION ANNUAL REPORT

Dynamic HY Bond Fund
July 1, 20041 - August 31, 2007

Investment Objective: Dynamic HY Bond Fund seeks to maximize total return by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Lehman U.S. Aggregate Bond Index: An unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgaged-backed securities, with maturities of at least one year.
Lipper High Current Yield Bond Fund Index: The average of the 30 largest mutual funds in the Lipper High Current Yield Bond Fund category.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Dynamic HY Bond Fund	7.24%	3.69%

Lehman Aggregate Bond Index	5.26%	4.35%

Lipper High Current Yield Bond Fund Index	6.36%	7.17%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	0.6%
Futures Contracts	2.1%
SWAP Agreements	71.7%

Total Exposure	74.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

DIREXION ANNUAL REPORT  11

HY Bear Fund
September 20, 20051 - August 31, 2007

Investment Objective: HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments.
Lehman U.S. Aggregate Bond Index: An unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgaged-backed securities, with maturities of at least one year.
Lipper High Current Yield Bond Fund Index: The average of the 30 largest mutual funds in the Lipper High Current Yield Bond Fund category.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

HY Bear Fund	(0.66)%	(1.68)%

Lehman Aggregate Bond Index	5.26%	3.94%

Lipper High Current Yield Bond Fund Index	6.36%	5.79%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

U.S. Treasury Notes	(77.3)%
SWAP Agreements	(92.3)%

Total Exposure	(169.6)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

12  DIREXION ANNUAL REPORT

Commodity Bull 2X Fund
February 17, 20051 - August 31, 2007

Investment Objective: The Commodity Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the Morgan Stanley Commodity Related Equity Index.

Morgan Stanley Commodity-Related Equity Index: An equal-dollar weighted index of 20 stocks involved in commodity-related industries such as energy, non-ferrous metals, and agriculture and forest products.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Commodity Bull 2X Fund	56.35%	25.37%

Morgan Stanley Commodity Related Index	27.48%	24.35%
Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Morgan Stanley Commodity Related Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	57.9%
SWAP Agreements	142.4%

Total Exposure	200.3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

DIREXION ANNUAL REPORT  13

Emerging Markets Bull 2X Fund
November 1, 20051 - August 31, 2007

Investment Objective: Emerging Markets Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI Emerging Markets Index SM.

MSCI Emerging Markets Index SM: A free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of September 2006, the EM Index consisted of the following emerging market country indices: South Korea, Brazil, Taiwan, South Africa, Russia, Mexico, China, India, Hong Kong, Israel, Indonesia, Thailand, Czech Republic, Hungary, Chile, Philippines, Turkey, Luxembourg, Peru and Argentina.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Emerging Markets Bull 2X Fund	69.47%	52.05%
MSCI Emerging Markets Index	40.59%	35.12%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	70.4%
SWAP Agreements	(122.1)%

Total Exposure	(192.5)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

14  DIREXION ANNUAL REPORT

Emerging Markets Bear 2X Fund
November 4, 20051 - August 31, 2007

Investment Objective: Emerging Markets Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse of the price performance of the MSCI Emerging Markets Index SM.

MSCI Emerging Markets Index SM: A free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of September 2006, the EM Index consisted of the following emerging market country indices: South Korea, Brazil, Taiwan, South Africa, Russia, Mexico, China, India, Hong Kong, Israel, Indonesia, Thailand, Czech Republic, Hungary, Chile, Philippines, Turkey, Luxembourg, Peru and Argentina.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Emerging Markets Bear 2X Fund	(51.25)%	(48.89)%

MSCI Emerging Markets Index	40.59%	34.04%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

SWAP Agreements	(179.6)%

Total Exposure	(179.6)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

DIREXION ANNUAL REPORT  15

Developed Markets Bull 2X Fund
January 25, 20061 - August 31, 2007

Investment Objective: Developed Markets Bull 2X Fund seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI EAFE Index (the “EAFE Index”).

EAFE Index: A free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Developed Markets Bull 2X Fund	26.61%	24.20%

MSCI EAFE Index	16.01%	15.15%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	65.8%
Futures Contracts	44.0%
SWAP Agreements	89.1%

Total Exposure	198.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

16  DIREXION ANNUAL REPORT

Developed Markets Bear 2X Fund
February 6, 20061 - August 31, 2007

Investment Objective: Developed Markets Bear 2X Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (opposite) of the price performance of the MSCI EAFE Index.

EAFE Index: A free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Developed Markets Bear 2X Fund	(24.53)%	(27.86)%
MSCI EAFE Index	16.01%	14.89%

Each Direxion leveraged index fund seeks to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark. Certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to fees and expenses included in the fund and not in the underlying index, portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations and the use of leverage in seeking a Funds investment objective.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

SWAP Agreements	(185.1)%

Total Exposure	(185.1)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

DIREXION ANNUAL REPORT  17

Expense Example
August 31, 2007 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 — August 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables
8/31/2007

	S&P 500 Bear 1X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$978.30	$8.73
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

18  DIREXION ANNUAL REPORT

	NASDAQ-100 Bull 1.25X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,149.90	$9.48
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Small Cap Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$940.90	$8.56
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Small Cap Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$969.90	$8.69
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Dow 30 Bull 1.25X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,105.10	$9.29
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	10 Year Note Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,025.50	$8.93
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

DIREXION ANNUAL REPORT  19

	10 Year Note Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$996.00	$49.76
Hypothetical (5% return before expenses)	1,000.00	975.35	49.24

*	Expenses are equal to the Fund’s annualized expense ratio of 9.89%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Dynamic HY Bond Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$999.90	$8.97
Hypothetical (5% return before expenses)	1,000.00	1,016.23	9.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.78%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	HY Bear Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,014.20	$16.80
Hypothetical (5% return before expenses)	1,000.00	1,008.52	16.76

*	Expenses are equal to the Fund’s annualized expense ratio of 3.31%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Commodity Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,330.29	$10.28
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Emerging Markets Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,363.00	$10.42
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

20  DIREXION ANNUAL REPORT

	Emerging Markets Bear 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$645.60	$7.26
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Developed Markets Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,058.70	$9.08
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Developed Markets Bear 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$898.20	$8.37
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	U.S. Government Money Market Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,020.70	$5.76
Hypothetical (5% return before expenses)	1,000.00	1,019.51	5.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

DIREXION ANNUAL REPORT  21

S&P 500 Bear 1X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

NASDAQ-100 Bull 1.25X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

22  DIREXION ANNUAL REPORT

Small Cap Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

Small Cap Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION ANNUAL REPORT  23

Dow 30 Bull 1.25X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

10 Year Note Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

24  DIREXION ANNUAL REPORT

10 Year Note Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

Commodity Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION ANNUAL REPORT  25

Dynamic HY Bond Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

HY Bear Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

26  DIREXION ANNUAL REPORT

Emerging Markets Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

Emerging Markets Bear 2X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION ANNUAL REPORT  27

Developed Markets Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

Developed Markets Bear 2X Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

28  DIREXION ANNUAL REPORT

U.S. Government Money Market Fund
Allocation of Portfolio Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION ANNUAL REPORT  29

S&P 500 Bear 1X Fund
Schedule of Investments
August 31, 2007

Face
Amount		Value

SHORT TERM INVESTMENTS - 94.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 87.5%
$4,502,000	Federal Home Loan Bank Discount Note, 4.22%, 09/04/2007	$4,500,462

Shares

MONEY MARKET FUND - 6.7%
342,075	Fidelity Institutional Money Market Portfolio	342,075

	TOTAL INVESTMENTS (Cost $4,842,537) - 94.2%	$4,842,537

	Other Assets in Excess of Liabilities - 5.8%	296,676

	TOTAL NET ASSETS - 100.0%	$5,139,213

Percentages are stated as a percent of net assets.

S&P 500 Bear 1X Fund
Short Futures Contracts
August 31, 2007

		Unrealized
Contracts		(Depreciation)

SHORT FUTURES CONTRACTS
29	S&P 500 Index Mini Futures Contracts Expiring September 2007 (Underlying Face Amount at Market Value $2,136,938)	$(10,196)

S&P 500 Bear 1X Fund
Short Equity Swap Contracts
August 31, 2007

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500 Index	2,052	$2,926,618	07/23/2008	$(93,121)

See notes to the financial statements.
30  DIREXION ANNUAL REPORT

NASDAQ-100 Bull 1.25X Fund
Schedule of Investments
August 31, 2007

Shares		Value

COMMON STOCKS - 90.4%
AIR FREIGHT & LOGISTICS - 1.2%

1,098	C.H. Robinson Worldwide, Inc.	$53,846
1,330	Expeditors International of Washington, Inc.	58,746
722	Ryanair Holdings PLC - ADR(a)	30,158

		142,750

AIRLINES - 0.3%
714	UAL Corp.(a)	33,894

BIOTECHNOLOGY - 5.2%
3,321	Amgen, Inc.(a)	166,415
1,987	Biogen Idec, Inc.(a)	126,810
2,297	Celgene Corp.(a)	147,491
300	Cephalon, Inc.(a)	22,515
2,824	Gilead Sciences, Inc.(a)	102,709
842	Vertex Pharmaceuticals, Inc.(a)	32,804

		598,744

CHEMICALS - 0.2%
521	Sigma-Aldrich Corp.	23,341

COMMERCIAL SERVICES & SUPPLIES - 0.2%
35	Cintas Corp.	1,283
764	Monster Worldwide, Inc.(a)	26,129

		27,412

COMMUNICATIONS EQUIPMENT - 12.2%
14,611	Cisco Systems, Inc.(a)	466,383
2,436	Juniper Networks, Inc.(a)	80,193
14,372	QUALCOMM, Inc.	573,299
3,163	Research In Motion Ltd.(a)	270,152
203	Telefonaktiebolaget LM Ericsson - ADR	7,553
23	Tellabs, Inc.(a)	243

		1,397,823

COMPUTER PROGRAMMING SERVICES - 0.2%
2,222	BEA Systems, Inc.(a)	27,108

COMPUTERS & PERIPHERALS - 12.2%
7,323	Apple Computer, Inc.(a)	1,014,089
5,596	Dell, Inc.(a)	158,087
930	Logitech International SA(a)	25,324
2,488	Network Appliance, Inc.(a)	69,315
1,382	SanDisk Corp.(a)	77,475
9,663	Sun Microsystems, Inc.(a)	51,794

		1,396,084

CONSUMER SERVICES - 0.6%
1,080	Apollo Group, Inc.(a)	63,364

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
9,051	Level 3 Communications, Inc.(a)	47,337

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
524	CDW Corp.(a)	45,101
4,007	Flextronics International Ltd.(a)	45,640

		90,741

ENERGY EQUIPMENT & SERVICES - 0.2%
950	Patterson-UTI Energy, Inc.	20,396

FOOD & STAPLES RETAILING - 1.0%
1,216	Costco Wholesale Corp.	75,088
881	Whole Foods Market, Inc.	38,993

		114,081

HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
2,106	Biomet, Inc.	96,518
962	DENTSPLY International, Inc.	37,883

		134,401

HEALTH CARE PROVIDERS & SERVICES - 0.4%
621	Express Scripts, Inc.(a)	34,000
457	Patterson Companies, Inc.(a)	16,808

		50,808

HOTELS RESTAURANTS & LEISURE - 2.5%
7,142	Starbucks Corp.(a)	196,762
718	Wynn Resorts Ltd.	88,838

		285,600

HOUSEHOLD DURABLES - 0.8%
859	Garmin Ltd.	87,472

INTERNET & CATALOG RETAIL - 4.1%
1,723	Amazon.com, Inc.(a)	137,685
6,908	eBay, Inc.(a)	235,563
1,842	Expedia, Inc.(a)	54,984
1,446	IAC/InterActiveCorp(a)	40,184

		468,416

INTERNET SOFTWARE & SERVICES - 5.8%
895	Akamai Technologies, Inc.(a)	28,837
958	Google, Inc.(a)	493,609
1,404	VeriSign, Inc.(a)	45,209
4,297	Yahoo!, Inc.(a)	97,671

		665,326

IT SERVICES - 2.3%
453	CheckFree Corp.(a)	20,942
869	Cognizant Technology Solutions Corp.(a)	63,880
1,377	Fiserv, Inc.(a)	64,058
640	Infosys Technologies Ltd. - ADR	30,535
1,839	Paychex, Inc.	81,707

		261,122

MACHINERY - 1.5%
546	Joy Global, Inc.	23,691
1,740	PACCAR, Inc.	148,857

		172,548

See notes to the financial statements.
DIREXION ANNUAL REPORT  31

NASDAQ-100 Bull 1.25X Fund
Schedule of Investments
August 31, 2007

Shares		Value

MEDIA - 5.1%
10,082	Comcast Corp. - Class A(a)	$263,040
872	Discovery Holding Co.(a)	21,905
1,385	EchoStar Communications Corp. - Class A(a)	58,613
372	Lamar Advertising Co.	19,686
1,205	Liberty Global, Inc. - Class A(a)	49,381
3,956	Liberty Media Holding Corp. - Class A(a)	75,045
9,378	Sirius Satellite Radio, Inc.(a)	27,853
2,255	Virgin Media, Inc.	53,669
1,492	XM Satellite Radio Holdings, Inc. - Class A(a)	18,605

		587,797

MEDICAL DEVICES - 0.4%
216	Intuitive Surgical, Inc.(a)	47,796

MULTILINE RETAIL - 1.4%
1,096	Sears Holdings Corp.(a)	157,342

PHARMACEUTICALS - 3.0%
770	Amylin Pharmaceuticals, Inc.(a)	37,753
2,260	Genzyme Corp.(a)	141,047
15	Sepracor, Inc.(a)	437
3,816	Teva Pharmaceutical Industries Ltd. - ADR	164,088

		343,325

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.0%
3,100	Altera Corp.	73,811
4,473	Applied Materials, Inc.	95,543
2,747	Broadcom Corp. - Class A(a)	94,771
14,082	Intel Corp.	362,612
1,610	KLA-Tencor Corp.	92,527
923	Lam Research Corp.(a)	49,500
2,174	Linear Technology Corp.	73,894
3,635	Marvell Technology Group Ltd.(a)	60,232
813	Maxim Integrated Products, Inc.	24,398
1,127	Microchip Technology, Inc.	43,412
2,297	NVIDIA Corp.(a)	117,515
2,359	Xilinx, Inc.	60,320

		1,148,535

SOFTWARE - 14.0%
1,561	Activision, Inc.(a)	30,424
3,601	Adobe Systems, Inc.(a)	153,943
1,511	Autodesk, Inc.(a)	69,990
1,824	Cadence Design Systems, Inc.(a)	39,617
1,407	Check Point Software Technologies Ltd.(a)	33,008
1,285	Citrix Systems, Inc.(a)	46,710
2,181	Electronic Arts, Inc.(a)	115,462
1,608	Intuit, Inc.(a)	43,914
22,986	Microsoft Corp.	660,388
14,414	Oracle Corp.(a)	292,316
6,385	Symantec Corp.(a)	120,102

		1,605,874

SPECIALTY RETAIL - 1.8%
2,388	Bed Bath & Beyond, Inc.(a)	82,720
853	PETsMART, Inc.	29,599
548	Ross Stores, Inc.	15,251
3,116	Staples, Inc.	74,005

		201,575

TRADING COMPANIES & DISTRIBUTORS - 0.3%
875	Fastenal Co.	39,909

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
576	Millicom International Cellular SA(a)	48,574
984	NII Holdings, Inc.(a)	77,913

		126,487

	TOTAL COMMON STOCKS (Cost $5,440,966)	$10,367,408

Face
Amount

SHORT TERM INVESTMENTS - 14.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.3%

$1,300,000	Federal Home Loan Bank Discount Note, 4.22%, 09/04/2007	1,299,556

Shares

MONEY MARKET FUNDS - 3.6%

409,375	Fidelity Institutional Money Market Portfolio	409,375

	TOTAL SHORT TERM INVESTMENTS (Cost $1,708,931)	$1,708,931

	TOTAL INVESTMENTS (Cost $7,149,897) - 105.3%	$12,076,339
	Liabilities in Excess of Other Assets - (5.3)%	(602,653)

	TOTAL NET ASSETS - 100.0%	$11,473,686

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-income producing security.

See notes to the financial statements.
32  DIREXION ANNUAL REPORT

NASDAQ-100 Bull 1.25X Fund
Futures Contracts Purchased
August 31, 2007

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
99	NASDAQ 100 Index FE-Mini Futures Contracts Expiring September 2007 (Underlying Face Amount at Market Value $3,946,140)	$58,158

See notes to the financial statements.
DIREXION ANNUAL REPORT  33

Small Cap Bull 2.5X Fund
Schedule of Investments
August 31, 2007

Shares		Value

INVESTMENT COMPANIES - 7.7%
3,500	iShares Russell 2000 Index Fund	$275,940

	TOTAL INVESTMENT COMPANIES (Cost $268,940)	$275,940

Face
Amount

SHORT TERM INVESTMENTS - 73.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 64.6%
$2,301,000	Federal Home Loan Bank Discount Note 4.283%, 09/04/2007	2,300,214

Shares

MONEY MARKET FUNDS - 8.9%
315,486	Fidelity Institutional Money Market Portfolio	315,486

	TOTAL SHORT TERM INVESTMENTS (Cost $2,615,700)	$2,615,700

	TOTAL INVESTMENTS (Cost $2,884,640) - 81.2%	$2,891,640
	Other Assets in Excess of Liabilities - 18.8%	667,820

	TOTAL NET ASSETS - 100.0%	$3,559,460

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Small Cap Bull 2.5X Fund
Futures Contracts
August 31, 2007

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
52	Russell 2000 Index Futures Contracts Expiring September 2007 (Underlying Face Amount at Market Value $4,122,560)	$29,143

Small Cap Bull 2.5X Fund
Equity Swap Contracts
August 31, 2007

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Lehman Brothers, Inc. Russell 2000 Index Swap	5,683	$4,437,167	05/19/2008	$63,006

See notes to the financial statements.
34  DIREXION ANNUAL REPORT

Small Cap Bear 2.5X Fund
Schedule of Investments
August 31, 2007

Face
Amount		Value

SHORT TERM INVESTMENTS - 81.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.9%
$23,710,000	Federal Home Loan Bank Discount Note 4.283%, 09/04/2007	$23,701,899

Shares

MONEY MARKET FUNDS - 1.4%
413,225	Fidelity Institutional Money Market Portfolio	413,225

	TOTAL SHORT TERM INVESTMENTS (Cost $24,115,124)	$24,115,124

	TOTAL INVESTMENTS (Cost $24,115,124) - 81.3%	$24,115,124
	Other Assets in Excess of Liabilities - 18.7%	5,553,982

	TOTAL NET ASSETS - 100.0%	$29,669,106

Percentages are stated as a percent of net assets.

Small Cap Bear 2.5X Fund
Short Futures Contracts
August 31, 2007

		Unrealized
Contracts		Depreciation

SHORT FUTURES CONTRACTS
438	Russell 2000 Mini Futures Contracts Expiring September 2007 (Underlying Face Amount at Market Value $34,724,640)	$(917,328)

Small Cap Bear 2.5X Fund
Short Equity Swap Contracts
August 31, 2007

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Lehman Brothers, Inc. Russell 2000 Index Swap	49,725	$37,929,762	03/14/2008	$(1,441,894)

See notes to the financial statements.
DIREXION ANNUAL REPORT  35

Dow 30 Bull 1.25X Fund
Schedule of Investments
August 31, 2007

Shares		Value
COMMON STOCKS - 90.8%
AEROSPACE & DEFENSE - 12.6%

7,249	The Boeing Co.	$700,978
7,249	Honeywell International, Inc.	407,032
7,249	United Technologies Corp.	540,993

		1,649,003

AUTOMOBILES - 1.7%
7,249	General Motors Corp.	222,834

BEVERAGES - 3.0%
7,249	The Coca-Cola Co.	389,851

CHEMICALS - 2.7%
7,249	E.I. du Pont de Nemours & Co.	353,389

COMPUTERS & PERIPHERALS - 9.2%
7,249	Hewlett-Packard Co.	357,738
7,249	International Business Machines Corp.	845,886

		1,203,624

CONSUMER FINANCE - 3.2%
7,249	American Express Co.	424,936

DIVERSIFIED FINANCIAL SERVICES - 5.1%
7,249	Citigroup, Inc.	339,833
7,249	JPMorgan Chase & Co.	322,726

		662,559

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
7,249	AT&T, Inc.	289,018
7,249	Verizon Communications, Inc.	303,588

		592,606

FOOD & STAPLES RETAILING - 2.4%
7,249	Wal-Mart Stores, Inc.	316,274

HOTELS RESTAURANTS & LEISURE - 2.7%
7,249	McDonald’s Corp.	357,013

HOUSEHOLD PRODUCTS - 3.6%
7,249	The Procter & Gamble Co.	473,432

INDUSTRIAL CONGLOMERATES - 7.2%
7,249	3M Co.	659,586
7,249	General Electric Co.	281,769

		941,355

INSURANCE - 3.6%
7,249	American International Group, Inc.	478,434

MACHINERY - 4.2%
7,249	Caterpillar, Inc.	549,257

MEDIA - 1.9%
525	Citadel Broadcasting Corp.	2,137
7,249	The Walt Disney Co.	243,566

		245,703

METALS & MINING - 2.0%
7,249	Alcoa, Inc.	264,806

OIL, GAS & CONSUMABLE FUELS - 4.7%
7,249	Exxon Mobil Corp.	621,457

PHARMACEUTICALS - 7.6%
7,249	Johnson & Johnson	447,916
7,249	Merck & Co., Inc.	363,682
7,249	Pfizer, Inc.	180,065

		991,663

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
7,249	Intel Corp.	186,662

SOFTWARE - 1.6%
7,249	Microsoft Corp.	208,264

SPECIALTY RETAIL - 2.1%
7,249	The Home Depot, Inc.	277,709

TOBACCO - 3.8%
7,249	Altria Group, Inc.	503,153

	TOTAL COMMON STOCKS (Cost $8,677,819)	$11,913,984

Face
Amount
SHORT TERM INVESTMENTS - 7.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
$700,000	Federal Home Loan Bank Discount Note, 4.22%, 09/04/2007	699,761

Shares
MONEY MARKET FUNDS - 2.4%
315,476	Fidelity Institutional Money Market Portfolio	315,476

	TOTAL SHORT TERM INVESTMENTS (Cost $1,015,237)	$1,015,237

	TOTAL INVESTMENTS (Cost $9,693,056) - 98.5%	$12,929,221
	Other Assets in Excess of Liabilities - 1.5%	200,087

	TOTAL NET ASSETS - 100.0%	$13,129,308

Percentages are stated as a percent of net assets.

See notes to the financial statements.
36  DIREXION ANNUAL REPORT

Dow 30 Bull 1.25X Fund
Futures Contracts Purchased
August 31, 2007

		Unrealized
		Appreciation/
Contracts		(Depreciation)

20	Dow Jones Industrial Futures Contract Expiring September 2007 (Underlying Face Amount at Market Value $2,673,000)	$(39,076)
27	Dow Jones Industrial Mini Futures Contract Expiring September 2007 (Underlying Face Amount at Market Value $1,803,060)	26,559

		$(12,517)

See notes to the financial statements.
DIREXION ANNUAL REPORT  37

10 Year Note Bull 2.5X Fund
Schedule of Investments
August 31, 2007

Shares		Value

INVESTMENT COMPANIES - 0.5%
493	iShares Lehman 7-10 Year Treasury Bond Fund	$41,481

	TOTAL INVESTMENT COMPANIES (Cost $40,524)	$41,481

Face
Amount

U.S. TREASURY OBLIGATIONS - 76.7%
	U.S. Treasury Note - 76.7%
$6,316,000	4.500%, 05/15/2017	6,297,249

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,027,328)	$6,297,249

SHORT TERM INVESTMENTS - 14.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.7%
800,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	799,727

Shares

MONEY MARKET FUND - 5.2%
429,603	Fidelity Institutional Money Market Portfolio	429,603

	TOTAL SHORT TERM INVESTMENTS (Cost $1,229,330)	$1,229,330

	TOTAL INVESTMENTS (Cost $7,297,182) - 92.1%	$7,568,060
	Other Assets in Excess of Liabilities - 7.9%	647,083

	TOTAL NET ASSETS - 100.0%	$8,215,143

Percentages are stated as a percent of net assets.

10 Year Note Bull 2.5X Fund
Futures Contracts
August 31, 2007

		Unrealized
Contracts		Depreciation

120	U.S. Treasury 10-Year Note Futures Contracts Expiring December 2007 (Underlying Face Amount at Market Value $13,085,625)	$(11,399)

See notes to the financial statements.
38  DIREXION ANNUAL REPORT

10 Year Note Bear 2.5X Fund
Schedule of Investments
August 31, 2007

Face
Amount		Value

SHORT TERM INVESTMENTS - 132.8%
REPURCHASE AGREEMENTS - 33.1%
$1,885,000	Mizuho Repurchase Agreement, 4.15%, 09/04/2007 (Dated 08/31/2007, Collateralized by U.S. Treasury Note, 4.75%, due 08/15/2017, valued at $1,917,988. Repurchase proceeds are $1,915,631.)	$1,915,631

8,061,000	Mizuho Repurchase Agreement, 4.20%, 09/04/2007 (Dated 08/31/2007, Collateralized by U.S. Treasury Note, 4.50%, due 05/15/2007, valued at $8,037,069. Repurchase proceeds are $8,161,762.)	$8,161,762

		10,077,393
U.S. GOVERNMENT AGENCY OBLIGATIONS - 94.9%
5,502,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	5,500,120

Shares		Value

MONEY MARKET FUNDS - 4.8%
279,471	Fidelity Institutional Money Market Portfolio	$279,471

	TOTAL SHORT TERM INVESTMENTS (Cost $15,856,984)	$15,856,984

	TOTAL INVESTMENTS (Cost $15,856,984) - 132.8%	$15,856,984
	Liabilities in Excess of Other Assets - (32.8)%	(10,063,438)

	TOTAL NET ASSETS - 100.0%	$5,793,546

Percentages are calculated as a percent of net assets.

10 Year Note Bear 2.5X Fund
Securities Sold Short
August 31, 2007

Face
Amount		Value

U.S. TREASURY NOTES:
$8,061,000	4.50%, 05/15/2017	$8,037,069
1,885,000	4.75%, 08/15/2017	1,917,988

	TOTAL SECURITIES SOLD SHORT (Proceeds $9,780,735)	$9,955,057

10 Year Note Bear 2.5X Fund
Short Futures Contracts
August 31, 2007

		Unrealized
Contracts		Appreciation

33	U.S. Treasury 10-Year Note Futures Contracts Expiring December 2007 (Underlying Face Amount at Market Value $3,598,547)	$2,457

10 Year Note Bear 2.5X Fund
Short Equity Swap Contracts
August 31, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	(Depreciation)

Goldman Sachs & Co	iShares Lehman 7-10 Year Treasury Bond	10,450	$863,890	1/14/2008	$(13,984)

See notes to the financial statements.
DIREXION ANNUAL REPORT  39

Dynamic HY Bond Fund
Schedule of Investments
August 31, 2007

Face
Amount		Value

CORPORATE BONDS - 0.6%
FOOD PRODUCTS - 0.3%
$225,000	Dole Food Co, Inc. 7.250%, 06/15/2010	$209,250

MEDIA - 0.0%
25,000	Canwest Media, Inc. 8.000%, 09/15/2012	24,469
25,000	Primedia, Inc. 8.000%, 05/15/2013	26,187

METALS & MINING - 0.3%
225,000	Novelis, Inc. 8.250%, 02/15/2015	219,375

	TOTAL CORPORATE BONDS (Cost $491,348)	$479,281

SHORT TERM INVESTMENTS - 101.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.7%
76,334,000	Federal Home Loan Bank Discount Note, 4.22%, 09/04/2007	76,307,920

Shares

MONEY MARKET FUNDS - 1.4%
1,103,429	Fidelity Institutional Money Market Portfolio	1,103,429

	TOTAL SHORT TERM INVESTMENTS (Cost $77,411,349)	$77,411,349

	TOTAL INVESTMENTS - 101.7% (Cost $77,902,697)	$77,890,630
	Liabilities in Excess of Other Assets - (1.7)%	(1,354,685)

	TOTAL NET ASSETS - 100.0%	$76,535,945

Percentages are stated as a percent of net assets.

Dynamic HY Bond Fund
Futures Contracts
August 31, 2007

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
22	S & P 500 Index Futures Contracts Expiring September 2007 (Underlying Face Amount at Market Value $1,621,125)	$5,967

Dynamic HY Bond Fund
Credit Default Swaps
August 31, 2007

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Expiration	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Bank of America	Dow Jones CDX 100 Series	Sell	2.75%	$21,500,000	06/20/2012	$86,482
Barclays	Dow Jones CDX 100 Series	Sell	2.75%	11,000,000	06/20/2012	39,930
Goldman Sachs & Co	Dow Jones CDX 100 Series	Sell	2.75%	7,000,000	06/20/2012	(22,715)
Morgan Stanley	Dow Jones CDX 100 Series	Sell	2.75%	14,000,000	06/20/2012	340,820
Barclays	General Motors Corp.	Sell	2.39%	1,000,000	03/20/2010	(85,656)

				$54,500,000		$358,861

See notes to the financial statements.
40  DIREXION ANNUAL REPORT

HY Bear Fund
Schedule of Investments
August 31, 2007

Face
Amount		Value

SHORT TERM INVESTMENTS - 134.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.0%
$15,407,000	Federal Home Loan Bank Discount Note, 4.22%, 09/04/2007	$15,401,736
REPURCHASE AGREEMENTS - 75.1%
20,000,000	Mizuho Repurchase Agreement, 4.95%, 09/04/2007 (Dated 08/31/2007, Collateralized by U.S. Treasury Note, 4.875%, due 06/30/2016 valued at $20,534,380. Repurchase proceeds are $19,975,000.)	19,975,000

Shares		Value

MONEY MARKET FUNDS - 1.3%
338,166	Fidelity Institutional Money Market Portfolio	$338,166
1	Federated Prime Obligations Fund	1

	TOTAL SHORT TERM INVESTMENTS - 134.4%
	(Cost $35,714,903)	$35,714,903

	Liabilities in Excess of Other Assets - (34.4)%	(9,136,260)

	TOTAL NET ASSETS - 100.0%	$26,578,643

Percentages are stated as a percent of net assets.

HY Bear Fund
Securities Sold Short
August 31, 2007

Face
Amount		Value

U.S. TREASURY OBLIGATIONS
$20,000,000	U.S. Treasury Note 4.875%, 06/30/2012	$20,534,380

	TOTAL SECURITIES SOLD SHORT (Proceeds $19,928,126)	$20,534,380

HY Bear Fund
Credit Default Swap
August 31, 2007

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Bank of America	Dow Jones CDX North American High Yield 100 6th Index	Buy	2.75%	$25,000,000	06/20/2012	$478,000

See notes to the financial statements.
DIREXION ANNUAL REPORT  41

Commodity Bull 2X Fund
Schedule of Investments
August 31, 2007

Shares		Value

COMMON STOCKS - 57.9%
CHEMICALS - 4.3%
19,854	Potash Corporation of Saskatchewan, Inc.	$1,758,270

ENERGY EQUIPMENT & SERVICES - 6.3%
14,372	Baker Hughes, Inc.	1,205,236
14,181	Schlumberger Ltd.	1,368,466

		2,573,702

FOOD PRODUCTS - 7.3%
25,789	Archer-Daniels-Midland Co.	869,089
44,064	ConAgra Foods, Inc.	1,132,886
44,904	Tyson Foods, Inc.	967,681

		2,969,656

METALS & MINING - 21.4%
14,940	Alcan, Inc.	1,471,740
28,243	Alcoa, Inc.	1,031,717
35,329	Barrick Gold Corp.	1,148,899
17,965	Freeport-McMoRan Copper & Gold, Inc.	1,570,500
52,681	Goldcorp, Inc.	1,241,691
26,145	Newmont Mining Corp.	1,104,888
11,925	United States Steel Corp.	1,126,674

		8,696,109

OIL, GAS & CONSUMABLE FUELS - 14.0%
22,205	Anadarko Petroleum Corp.	1,087,601
13,496	Apache Corp.	1,044,321
14,472	Devon Energy Corp.	1,089,886
20,955	Hess Corp.	1,286,008
22,430	Marathon Oil Corp.	1,208,753

		5,716,569

PAPER & FOREST PRODUCTS - 4.6%
26,088	International Paper Co.	915,950
13,796	Weyerhaeuser Co.	940,473

		1,856,423

	TOTAL COMMON STOCKS (Cost $22,792,614)	$23,570,729

Face
Amount

SHORT TERM INVESTMENTS - 25.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.3%
$9,504,000	Federal Home Loan Bank Discount Note,
	4.283%, 9/4/2007	9,500,753

Shares

MONEY MARKET FUNDS - 2.2%
889,338	Fidelity Institutional Money Market Portfolio	889,338

	TOTAL SHORT TERM INVESTMENTS (Cost $10,390,091)	$10,390,091

	TOTAL INVESTMENTS (Cost $33,182,705) - 83.4%	$33,960,820
	Other Assets in Excess of Liabilities - 16.6%	6,774,993

	TOTAL NET ASSETS - 100.0%	$40,735,813

Percentages are stated as a percent of net assets.

Commodity Bull 2X Fund
Equity Swap Contracts Purchased
August 31, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	Appreciation

Goldman Sachs & Co.	MS Commodity Related Equity Index	77,668	$56,933,702	9/2/2008	$1,064,649

See notes to the financial statements.
42  DIREXION ANNUAL REPORT

Emerging Markets Bull 2X Fund
Schedule of Investments
August 31, 2007

Shares		Value

INVESTMENT COMPANIES - 70.4%

10,700	BLDRS Emerging Markets 50 ADR Index	$498,620

228,878	iShares MSCI Emerging Markets Index Fund	30,637,609

	TOTAL INVESTMENT COMPANIES (Cost $28,697,238)	$31,136,229

Face
Amount

SHORT TERM INVESTMENTS - 9.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.4%
$3,701,000	Federal Home Loan Bank Discount Note, 4.283%, 9/4/2007	3,699,735

Shares		Value

Money Market Funds - 0.7%
334,718	Fidelity Institutional Money Market Portfolio	$334,718

	TOTAL SHORT TERM INVESTMENTS (Cost $4,034,453)	$4,034,453

	TOTAL INVESTMENTS (Cost $32,731,691) - 79.5%	$35,170,682

	Other Assets in Excess of Liabilities - 20.5%	9,070,313

	TOTAL NET ASSETS - 100.0%	$44,240,995

Percentages are stated as a percent of net assets.

Emerging Markets Bull 2X Fund
Equity Swap Contracts
August 31, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	Depreciation

Goldman Sachs & Co.	iShares MSCI Emerging Market Index	424,700	$54,131,803	09/04/07	$(123,692)

See notes to the financial statements.
DIREXION ANNUAL REPORT  43

Emerging Markets Bear 2X Fund
Schedule of Investments
August 31, 2007

Face
Amount		Value

SHORT TERM INVESTMENTS - 71.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.4%

$15,907,000	Federal Home Loan Bank Discount Note, 4.283%, 9/4/2007	$15,901,565

Shares

MONEY MARKET FUNDS - 1.4%
314,323	Fidelity Institutional Money Market Portfolio	314,323

	TOTAL SHORT TERM INVESTMENTS (Cost $16,215,888)	$16,215,888

	TOTAL INVESTMENTS (Cost $16,215,888) - 71.8%	$16,215,888
	Other Assets in Excess of Liabilities - 28.2%	6,373,559

	TOTAL NET ASSETS - 100.0%	$22,589,447

Percentages are stated as a percent of net assets.

Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
August 31, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	Depreciation

Credit Suisse Capital LLC	iShares MSCI Emerging Market Index Fund	54,910	$7,014,753	09/05/2007	$(307,642)
Goldman Sachs & Co.	ishares MSCI Emerging Market Index Fund	278,175	35,546,046	07/21/2008	(1,678,787)

					$(1,986,429)

See notes to the financial statements.
44  DIREXION ANNUAL REPORT

Developed Markets Bull 2X Fund
Schedule of Investments
August 31, 2007

Shares		Value

INVESTMENT COMPANIES - 65.8%
87,853	iShares MSCI EAFE Index Fund	$6,905,246

	TOTAL INVESTMENT COMPANIES (Cost $6,758,981)	$6,905,246

SHORT TERM INVESTMENTS - 32.5%
MONEY MARKET FUNDS - 2.0%
207,571	Fidelity Institutional Money Market Portfolio	207,571

Face
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.5%
$3,201,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	3,199,906

	TOTAL SHORT TERM INVESTMENTS (Cost $3,407,477)	$3,407,477

	TOTAL INVESTMENTS (Cost $10,166,458) - 98.3%	$10,312,723
	Other Assets in Excess of Liabilities - 1.7%	173,415

	TOTAL NET ASSETS - 100.0%	$10,486,138

Percentages are stated as a percent of net assets.

Developed Markets Bull 2X Fund
Futures Contracts
August 31, 2007

		Unrealized
Contracts		Depreciation

42	MSCI EAFE Index Fund Expiring September 2007 (Underlying Face Amount at Market Value $4,614,540)	$(83,807)

Developed Markets Bull 2X Fund
Equity Swap Contracts
August 31, 2007

		Number	Notional		Unrealized
Counterparty	Reference Entity	of Contracts	Amount	Termination Date	Appreciation

Goldman Sachs & Co.	EFA Swap	118,960	$9,128,514	01/28/2008	$213,899

See notes to the financial statements.
DIREXION ANNUAL REPORT  45

Developed Markets Bear 2X Fund
Schedule of Investments
August 31, 2007

Shares		Value

SHORT TERM INVESTMENTS - 83.8%
MONEY MARKET FUNDS - 4.5%
296,154	Fidelity Institutional Money Market Portfolio	$296,154

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.3%
$5,302,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	5,300,189

	TOTAL SHORT TERM INVESTMENTS (Cost $5,596,343)	$5,596,343

	TOTAL INVESTMENTS (Cost $5,596,343) - 83.8%	$5,596,343
	Other Assets in Excess of Liabilities - 16.2%	1,085,601

	TOTAL NET ASSETS - 100.0%	$6,681,944

Percentages are stated as a percent of net assets.

Developed Markets Bear 2X Fund
Short Equity Swap Contracts
August 31, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	Depreciation

Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	170,589	$12,879,458	02/08/2008	$(513,498)

See notes to the financial statements.
46  DIREXION ANNUAL REPORT

US Government Money Market Fund
Schedule of Investments
August 31, 2007

Face
Amount		Value

SHORT TERM INVESTMENTS - 105.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 104.6%
$50,723,000	Federal Home Loan Bank Discount Note 4.283%, 09/04/2007	$50,705,669

Shares

MONEY MARKET FUNDS - 0.6%
298,130	Fidelity Institutional Money Market Portfolio	298,130

	TOTAL INVESTMENTS (Cost $51,003,799) - 105.2%	$51,003,799
	Liabilities in Excess of Other Assets - (5.2)%	(2,515,483)

	TOTAL NET ASSETS - 100.0%	$48,488,316

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

See notes to the financial statements.
DIREXION ANNUAL REPORT  47

Statements of Assets and Liabilities
August 31, 2007

	S&P 500 Bear	NASDAQ-100 Bull	Small Cap Bull
	1X Fund	1.25X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$4,842,537	$12,076,339	$2,891,640
Receivable for Fund shares sold	—	110,934	219,642
Receivable for investments sold	—	1,248,049	—
Receivable from Advisor	7,588	—	—
Variation margin receivable	—	49,444	45,868
Unrealized appreciation on swaps	—	—	63,006
Deposit at broker for futures	94,500	358,800	190,400
Deposit at broker for swaps	330,000	—	432,627
Dividends and interest receivable	8,820	12,813	8,506
Other assets	51	9,974	17,175

Total Assets	5,283,496	13,866,353	3,868,864

Liabilities:
Payable for Fund shares redeemed	2,000	2,344,446	271,734
Accrued investment advisory fees	—	4,374	7,475
Accrued distribution expenses	661	1,735	621
Unrealized deprecation for swaps	93,121	—	—
Variation margin payable	18,185	—	—
Accrued expenses and other liabilities	30,316	42,112	28,374

Total Liabilities	144,283	2,392,667	308,204

Net Assets	$5,139,213	$11,473,686	$3,560,660

Net Assets Consist Of:
Capital stock	$16,856,863	$105,590,423	$18,697,520
Accumulated undistributed net investment income (loss)	(4,225)	1,578	529,621
Accumulated undistributed net realized gain (loss)	(11,610,108)	(99,102,915)	(15,765,630)
Net unrealized appreciation (depreciation)	(103,317)	4,984,600	99,149

Total Net Assets	$5,139,213	$11,473,686	$3,560,660

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$5,139,213	$11,473,686	$3,560,660
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	211,170	206,024	59,301
Net asset value, redemption price and offering price per share	$24.34	$55.69	$60.04

Cost of Investments	$4,842,537	$7,149,897	$2,884,640

See notes to the financial statements.

48  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2007

	Small Cap Bear	Dow 30 Bull
	2.5X Fund	1.25X Fund

Assets:
Investments, at market value (Note 2)	$24,115,124	$12,929,221
Cash	522,994	—
Receivable for Fund shares sold	158,133	69,578
Variation margin receivable	—	27,595
Deposit at broker for futures	1,468,800	167,500
Deposit at broker for swaps	5,462,516	—
Dividends and interest receivable	75,617	34,674
Other assets	56,527	3,758

Total Assets	31,859,711	13,232,326

Liabilities:
Payable for Fund shares redeemed	181,069	50,325
Accrued investment advisory fees	24,299	13,980
Variation margin payable	354,033	—
Due to broker for swaps	142,885	—
Unrealized depreciation on swaps	1,441,894	—
Accrued distribution expenses	5,422	1,866
Accrued expenses and other liabilities	41,003	36,847

Total Liabilities	2,190,605	103,018

Net Assets	$29,669,106	$13,129,308

Net Assets Consist Of:
Capital stock	$61,975,655	$36,127,238
Accumulated undistributed net investment income (loss)	445,628	134,849
Accumulated undistributed net realized gain (loss)	(30,392,955)	(26,356,427)
Net unrealized appreciation (depreciation)	(2,359,222)	3,223,648

Total Net Assets	$29,669,106	$13,129,308

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$29,669,106	$13,129,308
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,556,109	313,032
Net asset value, redemption price and offering price per share	$11.61	$41.94

Cost of Investments	$24,115,124	$9,693,056

See notes to the financial statements.

DIREXION ANNUAL REPORT  49

Statements of Assets and Liabilities
August 31, 2007

	10 Year Note	10 Year Note
	Bull 2.5X Fund	Bear 2.5X Fund

Assets:
Investments, at market value (Note 2)	$7,568,060	$5,779,591
Cash	—	—
Repurchase agreements	—	10,077,393
Receivable for Fund shares sold	537,430	20,000
Variation margin receivable	—	12,891
Deposit at broker for shorts	102,000	28,050
Dividends and interest receivable	86,977	8,395
Other assets	13,214	11,647

Total Assets	8,307,681	15,937,967

Liabilities:
Securities sold short, at value (Proceeds of $9,780,735 for the 10 Year Note Bear 2.5X Fund)	—	9,955,057
Payable for investments purchased	—	16,608
Payable for Fund shares redeemed	940	—
Payable for interest and dividends	—	109,984
Variation margin payable	46,881	—
Unrealized depreciation on swaps	—	13,984
Accrued investment advisory fees	15,705	14,088
Accrued expenses and other liabilities	29,012	34,700

Total Liabilities	92,538	10,144,421

Net Assets	$8,215,143	$5,793,546

Net Assets Consist Of:
Capital stock	$7,735,550	$7,722,693
Accumulated undistributed net investment income (loss)	33,645	13,984
Accumulated undistributed net realized gain (loss)	186,469	(1,757,282)
Net unrealized appreciation (depreciation)	259,479	(185,849)

Total Net Assets	$8,215,143	$5,793,546

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$8,215,143	$5,793,546
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	408,319	329,723
Net asset value, redemption price and offering price per share	$20.12	$17.57

Cost of Investments	$7,297,182	$15,856,984

See notes to the financial statements.

50  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2007

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$77,890,630	$15,739,903	$33,960,820
Cash	710,000	—	—
Repurchase agreements	—	19,975,000	—
Receivable for Fund shares sold	11,070	32,589	311,941
Receivable for investments sold	—	—	—
Receivable from Advisor	—	43,132	—
Variation margin receivable	13,365	—	—
Deposit at broker for Swaps	4,712,934	8,100,000	5,480,000
Deposit at broker for Futures	69,300	—	—
Swap payments paid	—	618,750	—
Unrealized appreciation on swaps	467,232	478,000	1,064,649
Receivable from Swaps	—	2,448,314	—
Dividends and interest receivable	57,723	172,462	89,224
Other assets	24,573	50,631	15,424

Total Assets	83,956,827	47,658,781	40,922,058

Liabilities:
Securities sold short, at value (Proceeds of $19,928,126 for the HY Bear Fund)	—	20,534,380	—
Payable for Fund shares redeemed	5,189,714	18,456	109,560
Due to broker for swaps	113,551	234,514	—
Swap payments received	1,855,000	—	—
Unrealized depreciation on swaps	108,371	—	—
Interest payable	—	166,916	—
Accrued distribution expense	7,321	7,071	5,407
Accrued investment advisory fees	25,150	—	24,927
Accrued expenses and other liabilities	121,775	118,801	46,351

Total Liabilities	7,420,882	21,080,138	186,245

Net Assets	$76,535,945	$26,578,643	$40,735,813

Net Assets Consist Of:
Capital stock	$76,465,210	$26,122,690	$45,914,228
Accumulated undistributed net investment income (loss)	984,757	(158,441)	1,492,093
Accumulated undistributed net realized gain (loss)	(1,266,783)	742,648	(8,513,272)
Net unrealized appreciation (depreciation)	352,761	(128,254)	1,842,764

Total Net Assets	$76,535,945	$26,578,643	$40,735,813

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$76,535,945	$26,578,643	$40,735,813
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	4,099,184	1,382,001	1,272,042
Net asset value, redemption price and offering price per share	$18.67	$19.23	$32.02

Cost of Investments	$77,902,697	$35,714,903	$33,182,705

See notes to the financial statements.

DIREXION ANNUAL REPORT  51

Statements of Assets and Liabilities
August 31, 2007

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$35,170,682	$16,215,888
Cash	—	—
Receivable for Fund shares sold	13,025,130	3,016,294
Variation margin receivable	—	4,475
Receivable for investments sold	9,356,497	—
Receivable from broker for swaps	2,777,801	—
Deposit at broker for swaps	4,330,000	6,740,000
Dividends and interest receivable	45,730	38,594
Other assets	32,903	15,146

Total Assets	64,738,743	26,030,397

Liabilities:
Payable for Fund shares redeemed	1,101,189	251,039
Payable for investments purchased	19,172,628	—
Accrued investment advisory fees	22,179	20,687
Unrealized deprecation on swaps	123,692	1,986,429
Payable to Custodian	2,680	689,963
Due to broker for swaps	21,320	456,434
Accrued distribution expense	4,263	2,689
Accrued expenses and other liabilities	49,797	33,709

Total Liabilities	20,497,748	3,440,950

Net Assets	$44,240,995	$22,589,447

Net Assets Consist Of:
Capital stock	$45,887,912	$28,550,423
Accumulated undistributed net investment income (loss)	123,692	1,986,429
Accumulated undistributed net realized gain (loss)	(4,085,908)	(5,960,976)
Net unrealized appreciation (depreciation)	2,315,299	(1,986,429)

Total Net Assets	$44,240,995	$22,589,447

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$44,240,995	$22,589,447
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,137,726	3,948,830
Net asset value, redemption price and offering price per share	$38.89	$5.72

Cost of Investments	$32,731,691	$16,215,888

See notes to the financial statements.

52  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2007

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$10,312,723	$5,596,343
Cash	—	—
Receivable for Fund shares sold	2,631,564	—
Unrealized appreciation on swaps	213,899	—
Deposit at broker for swaps	870,000	1,640,000
Deposit at broker for shorts	210,000	—
Variation margin receivable	92,480	—
Dividends and interest receivable	10,932	15,267
Other assets	5,307	9,498

Total Assets	14,346,905	7,261,108

Liabilities:
Payable for Fund shares redeemed	1,491,156	2,443
Payable for investments purchased	2,327,172	—
Accrued investment advisory fees	5,018	16,192
Accrued distribution expenses	1,056	1,258
Unrealized deprecation on swaps	—	513,498
Due to broker for swaps	—	22,557
Accrued expenses and other liabilities	36,365	23,216

Total Liabilities	3,860,767	579,164

Net Assets	$10,486,138	$6,681,944

Net Assets Consist Of:
Capital stock	$9,346,848	$7,730,204
Accumulated undistributed net investment income (loss)	230,473	513,498
Accumulated undistributed net realized gain (loss)	632,460	(1,048,260)
Net unrealized appreciation (depreciation)	276,357	(513,498)

Total Net Assets	$10,486,138	$6,681,944

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$10,486,138	$6,681,944
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	398,624	557,082
Net asset value, redemption price and offering price per share	$26.31	$11.99

Cost of Investments	$10,166,458	$5,596,343

See notes to the financial statements.

DIREXION ANNUAL REPORT  53

Statements of Assets and Liabilities
August 31, 2007

U.S. Government
Money Market Fund

Assets:
Investments, at market value (Note 2)	$51,003,799
Receivable for Fund shares sold	1,157,736
Dividends and interest receivable	51,798
Other assets	30,520

Total Assets	52,243,853

Liabilities:
Payable for Fund shares redeemed	3,686,889
Accrued investment advisory fees	19,080
Accrued expenses and other liabilities	49,568

Total Liabilities	3,755,537

Net Assets	$48,488,316

Net Assets Consist Of:
Capital stock	$48,476,737
Accumulated undistributed net investment income (loss)	14,981
Accumulated undistributed net realized gain (loss)	(3,402)
Net unrealized appreciation (depreciation)	—

Total Net Assets	$48,488,316

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$48,488,316
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	48,489,275
Net asset value, redemption price and offering price per share	$1.00

Cost of Investments	$51,003,799

See notes to the financial statements.

54  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2007

	S&P 500 Bear	NASDAQ-100 Bull	Small Cap Bull	Small Cap Bear
	1X Fund	1.25X Fund	2.5X Fund	2.5X Fund

Investment income:
Dividend income (net of foreign withholding tax of $0, $556, $0 and $0, respectively)	$—	$99,280	$9,283	$—
Interest income	254,086	77,502	228,922	819,561

Total investment income	254,086	176,782	238,205	819,561

Expenses:
Investment advisory fees	36,425	134,192	39,589	122,975
Distribution expenses	12,142	44,731	13,196	40,992
Administration fees	8,532	11,218	8,305	11,788
Shareholder servicing fees	23,326	61,367	24,514	56,462
Fund accounting fees	18,418	23,650	17,806	20,628
Custody fees	2,822	4,980	2,973	3,301
Federal and state registration	35,840	23,459	17,212	45,434
Professional fees	19,146	23,174	19,651	25,597
Insurance expenses	876	811	688	1,553
Reports to shareholders	17,074	18,067	16,771	15,727
Directors’ fees and expenses	1,470	1,828	1,470	1,421
Other	6,011	9,452	6,434	7,083

Total expenses before reimbursement	182,082	356,929	168,609	352,961
Less: Reimbursement of expenses from Advisor	(97,089)	(43,815)	(76,236)	(66,020)

Total expenses	84,993	313,114	92,373	286,941

Net investment income (loss)	169,093	(136,332)	145,832	532,620

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	1,430,549	115,621	(2,985)
Futures	(153,234)	589,016	(62,856)	(1,774,784)
Swaps	(398,728)	—	(21,446)	(2,713,807)

	(551,962)	2,019,565	31,319	(4,491,576)

Change in unrealized appreciation (depreciation) on:
Investments	—	1,400,093	(5,619)	—
Futures	16,506	(1,587)	(37,637)	(450,178)
Swaps	40,731	—	(108,968)	(606,420)

	57,237	1,398,506	(152,224)	(1,056,598)

Net realized and unrealized gain (loss) on investments	(494,725)	3,418,071	120,905	(5,548,174)

Net increase (decrease) in net assets resulting from operations	$(325,632)	$3,281,739	$24,927	$(5,015,554)

See notes to the financial statements.

DIREXION ANNUAL REPORT  55

Statements of Operations
Year Ended August 31, 2007

	Dow 30 Bull	10 Year Note	10 Year Note
	1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Investment income:
Dividend income	$331,300	$2,772	$—
Interest income	77,084	590,695	1,544,468

Total investment income	408,384	593,467	1,544,468

Expenses:
Investment advisory fees	117,091	41,678	84,093
Distribution expenses	39,030	13,893	28,031
Administration fees	10,979	8,950	10,103
Shareholder servicing fees	58,820	25,649	41,758
Fund accounting fees	20,550	18,882	19,998
Custody fees	3,358	3,762	2,996
Federal and state registration	19,091	17,065	24,504
Professional fees	23,454	21,007	22,388
Reports to shareholders	12,918	11,374	11,893
Directors’ fees and expenses	1,965	1,490	1,629
Other	2,191	6,630	6,570

Total expenses before reimbursement and dividends or interest on securities sold short	309,447	170,380	253,963
Dividends or interest on securities sold short	—	318,532	1,082,465

Net expenses after dividends or interest on securities sold short	309,447	488,912	1,336,428
Less: Reimbursement of expenses from Advisor	(36,235)	(73,130)	(57,746)

Total expenses	273,212	415,782	1,278,682

Net investment income (loss)	135,172	177,685	265,786

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	823,947	892,803	1,532
Securities sold short	—	—	(1,500,950)
Futures	638,788	355,366	(183,269)
Swaps	—	(1)	2,465

	1,462,735	1,248,168	(1,680,222)

Change in unrealized appreciation (depreciation) on:
Investments	1,231,900	(153,183)	—
Securities sold short	—	—	508,837
Futures	(31,116)	(11,903)	2,033
Swaps	—	—	(13,984)

	1,200,784	(165,086)	496,886

Net realized and unrealized gain (loss) on investments	2,663,519	1,083,082	(1,183,336)

Net increase (decrease) in net assets resulting from operations	$2,798,691	$1,260,767	$(917,550)

See notes to the financial statements.

56  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2007

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Investment income:
Dividend income (net of withholding tax of $0, $0 and $2,354, respectively)	$37,087	$—	$105,765
Interest income	7,686,525	3,213,899	403,546

Total investment income	7,723,612	3,213,899	509,311

Expenses:
Investment advisory fees	1,020,784	361,237	115,430
Distribution expenses	340,261	120,412	38,477
Administration fees	37,707	27,587	11,624
Shareholder servicing fees	406,781	155,212	53,637
Fund accounting fees	46,676	43,612	25,047
Custody fees	39,410	8,589	7,942
Federal and state registration	45,378	26,128	22,968
Professional fees	79,949	30,446	21,812
Insurance expenses	3,928	811	514
Reports to shareholders	16,555	21,799	11,628
Directors’ fees and expenses	7,446	2,304	1,440
Other	18,240	7,982	6,623

Total expenses before waiver, recoupment of expenses and dividends or interest on securities sold short	2,063,115	806,119	317,142
Interest on securities sold short	—	726,769	—

Net expenses after dividends or interest on securities sold short	2,063,115	1,532,888	317,142
Less: Recoupment (reimbursement) of expenses from Advisor	—	20,995	(47,805)

Total expenses	2,063,115	1,553,883	269,337

Net investment income (loss)	5,660,497	1,660,016	239,974

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,688,479	81,218	(1,984,374)
Short Positions	75,199	(670,237)	—
Futures	1,208,808	(647,616)	—
Swaps	3,716,323	4,054,432	(2,782,639)

	6,688,809	2,817,797	(4,767,013)

Change in unrealized appreciation (depreciation) on:
Investments	(392,204)	(50,475)	778,115
Short Positions	—	(606,254)	—
Futures	(2,550)	—	—
Swaps	(385,774)	609,417	1,073,724

	(780,528)	(47,312)	1,851,839

Net realized and unrealized gain (loss) on investments	5,908,281	2,770,485	(2,915,173)

Net increase (decrease) in net assets resulting from operations	$11,568,778	$4,430,501	$(2,675,200)

See notes to the financial statements.

DIREXION ANNUAL REPORT  57

Statements of Operations
Year Ended August 31, 2007

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

Investment income:
Dividend income	$175,871	$—
Interest income	496,813	420,375

Total investment income	672,684	420,375

Expenses:
Investment advisory fees	188,181	60,214
Distribution expenses	62,727	20,071
Administration fees	13,627	8,691
Shareholder servicing fees	86,039	31,493
Fund accounting fees	23,645	18,766
Custody fees	4,462	2,674
Federal and state registration	77,656	2,831
Professional fees	26,379	20,967
Insurance expenses	1,095	589
Reports to shareholders	12,320	11,726
Directors’ fees and expenses	1,859	1,589
Other	7,738	27,831

Total expenses before reimbursement	505,728	207,442
Less: Reimbursement of expenses from Advisor	(66,639)	(66,942)

Total expenses	439,089	140,500

Net investment income (loss)	233,595	279,875

Net realized gain (loss) on:
Investments	(2,268,861)	36,319
Futures	7,332	2,222
Swaps	2,615,156	(7,709,949)

	353,627	(7,671,408)

Change in unrealized appreciation (depreciation) on:
Investments	2,131,321	—
Swaps	(143,736)	(2,008,697)

	1,987,585	(2,008,697)

Net realized and unrealized gain (loss) on investments	2,341,212	(9,680,105)

Net increase (decrease) in net assets resulting from operations	$2,574,807	$(9,400,230)

See notes to the financial statements.

58  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2007

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

Investment income:
Dividend Income	$450,070	$—
Interest income	243,882	109,656

Total investment income	693,952	109,656

Expenses:
Investment advisory fees	126,797	16,612
Distribution expenses	42,266	5,537
Administration fees	11,378	8,367
Shareholder servicing fees	57,774	13,939
Fund accounting fees	21,049	19,167
Custody fees	4,465	2,911
Federal and state registration	25,169	25,456
Professional fees	26,473	19,966
Insurance expenses	973	768
Reports to shareholders	12,921	11,084
Directors’ fees and expenses	1,918	1,164
Other	12,365	10,669

Total expenses before reimbursement	343,548	135,640
Less: Reimbursement of expenses by Advisor	(47,687)	(96,879)

Total Expenses	295,861	38,761

Net investment income (loss)	398,091	70,895

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	2,277,042	282
Futures	(24,689)	(324,692)
Swaps	1,665,857	(582,505)

	3,918,210	(906,915)

Change in unrealized appreciation (depreciation) on:
Investments	(327,955)	—
Futures	(207,636)	21,230
Swaps	28	(455,896)

	(535,563)	(434,666)

Net realized and unrealized gain (loss) on investments	3,382,647	(1,341,581)

Net increase (decrease) in net assets resulting from operations	$3,780,738	$(1,270,686)

See notes to the financial statements.

DIREXION ANNUAL REPORT  59

Statements of Operations
Year Ended August 31, 2007

U.S. Government
Money Market Fund

Investment income:
Dividend income	$—
Interest income	1,717,088

Total investment income	1,717,088

Expenses:
Investment advisory fees	163,855
Administration fees	15,935
Shareholder servicing fees	31,515
Fund accounting fees	26,302
Custody fees	5,205
Federal and state registration	40,786
Professional fees	31,513
Reports to shareholders	13,434
Directors’ fees and expenses	2,383
Other	10,933

Total expenses before reimbursement	341,861
Less: Recoupment of expenses from Advisor	46,322

Total expenses	388,183

Net investment income (loss)	1,328,905

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—

—

Change in unrealized appreciation (depreciation) on:
Investments	—

—

Net realized and unrealized gain (loss) on investments	—

Net increase (decrease) in net assets resulting from operations	$1,328,905

See notes to the financial statements.

60  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	S&P 500 Bear 1X Fund		NASDAQ-100 Bull 1.25X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2007	August 31, 2006

Operations:
Net investment income (loss)	$169,093	$131,711	$(136,332)	$(137,365)
Net realized gain (loss) on investments	(551,962)	(82,884)	2,019,565	2,177,298
Change in unrealized appreciation (depreciation) on investments	57,237	(177,073)	1,398,506	(2,684,928)

Net increase (decrease) in net assets resulting from operations	(325,632)	(128,246)	3,281,739	(644,995)

Distributions to shareholders - Investor Class:
Net investment income	(157,098)	—	—	—
Net realized gains	—	—	—	—

Total distributions	(157,098)	—	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	4,872,503	10,207,322	67,106,364	33,771,722
Proceeds from shares issued to holders in reinvestment of distributions	151,499	—	—	—
Cost of shares redeemed	(5,633,043)	(8,111,420)	(67,378,075)	(36,379,877)

Net increase (decrease) in net assets resulting from capital share transactions	(609,041)	2,095,902	(271,711)	(2,608,155)

Total increase (decrease) in net assets	(1,091,771)	1,967,656	3,010,028	(3,253,150)

Net assets:
Beginning of period	6,230,984	4,263,328	8,463,658	11,716,808

End of period	$5,139,213	$6,230,984	$11,473,686	$8,463,658

Undistributed net investment income (loss), end of period	$(4,225)	$152,847	$1,578	$1,683

See notes to the financial statements.

DIREXION ANNUAL REPORT  61

Statements of Changes in Net Assets

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2007	August 31, 2006

Operations:
Net investment income (loss)	$145,832	$221,628	$532,620	$407,231
Net realized gain (loss) on investments	31,319	(493,930)	(4,491,576)	(6,224,257)
Change in unrealized appreciation (depreciation) on investments	(152,224)	512,032	(1,056,598)	(121,071)

Net increase (decrease) in net assets resulting from operations	24,927	239,730	(5,015,554)	(5,938,097)

Distributions to shareholders - Investor Class:
Net investment income	—	—	—	(300,742)
Net realized gains	—	—	—	—
Tax return of capital to shareholders	—	—	—	(1,012,442)

Total distributions	—	—	—	(1,313,184)

Capital share transactions - Investor Class:
Proceeds from shares sold	83,613,898	106,225,875	213,404,410	246,474,965
Proceeds from shares issued to holders in reinvestment of distributions	—	—	—	1,150,035
Cost of shares redeemed	(84,495,977)	(117,621,043)	(194,909,308)	(271,896,972)

Net increase (decrease) in net assets resulting from capital share transactions	(882,079)	(11,395,168)	18,495,102	(24,271,972)

Total increase (decrease) in net assets	(858,352)	(11,155,438)	13,479,548	(31,523,253)

Net assets:
Beginning of period	4,417,812	15,573,250	16,189,558	47,712,811

End of period	$3,560,660	$4,417,812	$29,669,106	$16,189,558

Undistributed net investment income (loss), end of period	$529,621	$8,779	$445,628	$(28,784)

See notes to the financial statements.

62  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Dow 30 Bull 1.25X Fund
	Year Ended	Year Ended
	August 31, 2007	August 31, 2006

Operations:
Net investment income (loss)	$135,172	$53,613
Net realized gain (loss) on investments	1,462,735	959,501
Change in unrealized appreciation (depreciation) on investments	1,200,784	(4,526)

Net increase (decrease) in net assets resulting from operations	2,798,691	1,008,588

Distributions to shareholders - Investor Class:
Net investment income	(52,978)	(64,771)
Net realized gains	—	—

Total distributions	(52,978)	(64,771)

Capital share transactions - Investor Class:
Proceeds from shares sold	71,804,361	32,982,261
Proceeds from shares issued to holders in reinvestment of distributions	45,033	44,905
Cost of shares redeemed	(72,011,433)	(29,768,368)

Net increase (decrease) in net assets resulting from capital share transactions	(162,039)	3,258,798

Total increase (decrease) in net assets	2,583,674	4,202,615

Net assets:
Beginning of period	10,545,634	6,343,019

End of period	$13,129,308	$10,545,634

Undistributed net investment income (loss), end of period	$134,849	$52,655

See notes to the financial statements.

DIREXION ANNUAL REPORT  63

Statements of Changes in Net Assets

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2007	August 31, 2006

Operations:
Net investment income (loss)	$177,685	$88,374	$265,786	$5,980
Net realized gain (loss) on investments	1,248,168	(299,664)	(1,680,222)	2,900,951
Change in unrealized appreciation (depreciation) on investments	(165,086)	389,283	496,886	142,638

Net increase (decrease) in net assets resulting from operations	1,260,767	177,993	(917,550)	3,049,569

Distributions to shareholders - Investor Class:
Net investment income	—	(19,275)	(157,132)	—
Net realized gains	—	—	(369,209)
Tax return of capital to shareholders	—	(7,700)	—	—

Total distributions	—	(26,975)	(526,341)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	62,624,856	40,381,335	73,285,949	111,919,157
Proceeds from shares issued to holders in reinvestment of distributions	—	26,975	510,500	—
Cost of shares redeemed	(70,446,061)	(26,995,881)	(74,759,973)	(142,761,879)

Net increase (decrease) in net assets resulting from capital share transactions	(7,821,205)	13,412,429	(963,524)	(30,842,722)

Total increase (decrease) in net assets	(6,560,438)	13,563,447	(2,407,415)	(27,793,153)

Net assets:
Beginning of period	14,775,581	1,212,134	8,200,961	35,994,114

End of period	$8,215,143	$14,775,581	$5,793,546	$8,200,961

Undistributed net investment income (loss), end of period	$33,645	$—	$13,984	$5,974

See notes to the financial statements.

64  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Year Ended	Year Ended	Year Ended	September 20, 2005(1)
	August 31, 2007	August 31, 2006	August 31, 2007	to August 31, 2006

Operations:
Net investment income (loss)	$5,660,497	$3,614,214	$1,660,016	$108,286
Net realized gain (loss) on investments	6,688,809	(135,925)	2,817,797	26,575
Change in unrealized appreciation (depreciation) on investments	(780,528)	184,686	(47,312)	(80,942)

Net increase (decrease) in net assets resulting from operations	11,568,778	3,662,975	4,430,501	53,919

Distributions to shareholders - Investor Class:
Net investment income	(7,578,049)	(6,735,599)	(21,326)	—
Net realized gains	—	—	—	—

Total distributions	(7,578,049)	(6,735,599)	(21,326)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	507,814,024	591,744,315	303,528,718	47,244,150
Proceeds from shares issued to holders in reinvestment of distributions	6,515,174	6,092,771	21,117	—
Cost of shares redeemed	(543,771,010)	(699,325,432)	(290,401,641)	(38,276,795)

Net increase (decrease) in net assets resulting from capital share transactions	(29,441,812)	(101,488,346)	13,148,194	8,967,355

Total increase (decrease) in net assets	(25,451,083)	(104,560,970)	17,557,369	9,021,274

Net assets:
Beginning of period	101,987,028	206,547,998	9,021,274	—

End of period	$76,535,945	$101,987,028	$26,578,643	$9,021,274

Undistributed net investment income (loss), end of period	$984,757	$362,498	$(158,441)	$152,486

[1]	Commencement of operations.

See notes to the financial statements.

DIREXION ANNUAL REPORT  65

Statements of Changes in Net Assets

	Commodity Bull 2X Fund
	Year Ended	Year Ended
	August 31, 2007	August 31, 2006

Operations:
Net investment income (loss)	$239,974	$155,206
Net realized gain (loss) on investments	(4,767,013)	(1,241,733)
Change in unrealized appreciation (depreciation) on investments	1,851,839	(3,277,519)

Net increase (decrease) in net assets resulting from operations	(2,675,200)	(4,364,046)

Distributions to shareholders - Investor Class:
Net investment income	—	—
Net realized gains	—	(880,325)

Total distributions	—	(880,325)

Capital share transactions - Investor Class:
Proceeds from shares sold	141,129,781	67,403,711
Proceeds from shares issued to holders in reinvestment of distributions	—	215,438
Cost of shares redeemed	(99,281,999)	(95,901,934)

Net increase (decrease) in net assets resulting from capital share transactions	41,847,782	(28,282,785)

Total increase (decrease) in net assets	39,172,582	(33,527,156)

Net assets:
Beginning of period	1,563,231	35,090,387

End of period	$40,735,813	$1,563,231

Undistributed net investment income (loss), end of period	$1,492,093	$9,075

See notes to the financial statements.

66  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Year Ended	November 1, 2005[1]	Year Ended	November 4, 2005[1]
	August 31, 2007	to August 31, 2006	August 31, 2007	to August 31, 2006

Operations:
Net investment income (loss)	$233,595	$183,939	$279,875	$140,339
Net realized gain (loss) on investments	353,627	1,953,605	(7,671,408)	(44,892)
Net unrealized appreciation (depreciation) on investments	1,987,585	327,714	(2,008,697)	22,268

Net increase (decrease) in net assets resulting from operations	2,574,807	2,465,258	(9,400,230)	117,715

Distributions to shareholders - Investor Class:
Net investment income	(244,820)	(590,927)	(62,757)	—
Net realized gains	(1,499,340)	—	—	—

Total distributions	(1,744,160)	(590,927)	(62,757)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	314,079,282	221,935,322	191,252,192	109,752,908
Proceeds from shares issued to holders in reinvestment of distributions	1,718,132	587,002	62,298	—
Cost of shares redeemed	(292,276,418)	(204,507,303)	(161,988,303)	(107,144,376)

Net increase (decrease) in net assets resulting from capital share transactions	23,520,996	18,015,021	29,326,187	2,608,532

Total increase (decrease) in net assets	24,351,643	19,889,352	19,863,200	2,726,247

Net assets:
Beginning of period	19,889,352	—	2,726,247	—

End of period	$44,240,995	$19,889,352	$22,589,447	$2,726,247

Undistributed net investment income (loss), end of period	$123,692	$323,345	$1,986,429	$96,036

[1]	Commencement of operations.

See notes to the financial statements.

DIREXION ANNUAL REPORT  67

Statements of Changes in Net Assets

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Year Ended	January 25, 2006[1]	Year Ended	February 6, 2006[1]
	August 31, 2007	to August 31, 2006	August 31, 2007	to August 31, 2006

Operations:
Net investment income (loss)	$398,091	$(12,247)	$70,895	$104,506
Net realized gain (loss) on investments	3,918,210	228,796	(906,915)	(3,218,856)
Change in unrealized appreciation (depreciation) on investments	(535,563)	811,920	(434,666)	(78,832)

Net increase (decrease) in net assets resulting from operations	3,780,738	1,028,469	(1,270,686)	(3,193,182)

Distributions to shareholders - Investor Class:
Net investment income	(1,730,022)	—	—	—
Net realized gains	(193,256)	—	—	—

Total distributions	(1,923,278)	—	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	71,908,529	27,435,528	48,333,830	50,564,510
Proceeds from shares issued to holders in reinvestment of distributions	1,858,562	—	—	—
Cost of shares redeemed	(83,833,241)	(9,769,169)	(43,167,743)	(44,584,785)

Net increase (decrease) in net assets resulting from capital share transactions	(10,066,150)	17,666,359	5,166,087	5,979,725

Total increase (decrease) in net assets	(8,208,690)	18,694,828	3,895,401	2,786,543

Net assets:
Beginning of period	18,694,828	—	2,786,543	—

End of period	$10,486,138	$18,694,828	$6,681,944	$2,786,543

Undistributed net investment income (loss), end of period	$230,473	$185,125	$513,498	$57,602

[1]	Commencement of operations.

See notes to the financial statements.

68  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	U.S. Government Money Market Fund
	Year Ended	Year Ended
	August 31, 2007	August 31, 2006

Operations:
Net investment income (loss)	$1,328,905	$1,120,031
Net realized gain (loss) on investments	—	(323)
Change in unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	1,328,905	1,119,708

Distributions to shareholders - Investor Class:
Net investment income	(1,328,905)	(1,119,708)
Net realized gains	—	—

Total distributions	(1,328,905)	(1,119,708)

Capital share transactions - Investor Class:
Proceeds from shares sold	541,993,033	472,226,366
Proceeds from shares issued to holders in reinvestment of distributions	1,219,505	938,159
Cost of shares redeemed	(522,033,636)	(464,572,815)

Net increase (decrease) in net assets resulting from capital share transactions	21,178,902	8,591,710

Total increase (decrease) in net assets	21,178,902	8,591,710

Net assets:
Beginning of period	27,309,414	18,717,704

End of period	$48,488,316	$27,309,414

Undistributed net investment income (loss), end of period	$14,981	$14,981

See notes to the financial statements.

DIREXION ANNUAL REPORT  69

10 Year Note Bull 2.5X Fund
Statement of Cash Flows
For the Year Ended August 31, 2007

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,260,767
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Net realized (gain) loss on:
Investments	(892,803)
Change in unrealized appreciation/depreciation on investments	153,183
Amortization and accretion of premium and discount	1,003
Changes in assets and liabilities:
Receivable for fund shares sold	(462,785)
Variation margin receivable	708
Receivable from Advisor	18,470
Deposit at broker for futures	(99,600)
Dividends and interest receivable	408,055
Other Assets	(2,973)
Interest payable	(18,655)
Payable for Fund shares redeemed	940
Variation margin payable	46,881
Accrued investment advisory fees	11,690
Accrued expenses and other liabilities	52
Purchases of long term investments	(96,023,285)
Proceeds from sale of long term investments	126,768,366
Net change in short term investments	12,917,441
NET CASH PROVIDED BY OPERATING ACTIVITIES	44,087,455

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fund shares sold	62,624,856
Payment on shares repurchased	(70,446,061)
Net proceeds from reverse repurchase agreements	(36,266,250)

NET CASH PROVIDED BY FINANCING ACTIVITIES	(44,087,455)

NET CHANGE IN CASH AND CASH EQUIVALENTS FOR THE YEAR	—

CASH, BEGINNING OF YEAR	—

CASH, END OF YEAR	$—

See notes to the financial statements.

70  DIREXION ANNUAL REPORT

Financial Highlights

	S&P 500 Bear 1X Fund
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period	$26.99	$27.80	$31.35	$35.66	$42.52

Income (loss) from investment operations:
Net investment income (loss)[1]	0.86	0.70	(0.46)[7]	(0.69)[7]	(0.83)[7,8]
Net realized and unrealized gain (loss) on investments[2]	(2.68)	(1.51)	(3.09)	(3.62)	(6.03)[8]

Total from investment operations	(1.82)	(0.81)	(3.55)	(4.31)	(6.86)

Less distributions:
Dividends from net investment income	(0.83)	—	—	—	—
Distributions from realized gains	—	—	—	—	—

Total distributions	(0.83)	—	—	—	—

Net asset value, end of period	$24.34	$26.99	$27.80	$31.35	$35.66

Total return[3]	(6.76%)	(2.91%)	(11.32%)	(12.09%)	(16.13%)
Supplemental data and ratios:
Net assets, end of period	$5,139,213	$6,230,984	$4,263,328	$9,083,958	$11,631,881
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement	3.75%	2.78%	2.92%	1.98%	1.95%[5]
After expense reimbursement	1.75%	1.95%	1.95%	1.95%	1.95%[5]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement	—	—	4.29%	2.86%	2.78%[5,8]
After expense reimbursement	—	—	3.32%	2.89%	2.78%[5,8]
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement	1.48%	1.75%	(2.53%)	(2.14%)	(1.99%)[5,8]
After expense reimbursement	3.48%	2.58%	(1.56%)[6]	(2.11%)[6]	(1.99%)[5,6,8]
Portfolio turnover rate[4]	0%	0%	0%	0%	472%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	Ratio includes Advisor expense recovery of 0.16%.

[6]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002 was (0.19%), (1.20%), (1.16%) and (0.46%), respectively.

[7]	Net investment income (loss) before dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002 was ($0.06), ($0.39), ($0.48) and ($0.19), respectively.

[8]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

See notes to the financial statements.

DIREXION ANNUAL REPORT  71

Financial Highlights

	NASDAQ 100 Bull 1.25X Fund
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period	$42.85	$44.14	$37.73	$37.76	$25.36

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.38)	(0.47)	(0.12)	(0.59)	(0.46)
Net realized and unrealized gain (loss) on investments[2]	13.22	(0.82)	6.53	0.56	12.86

Total from investment operations	12.84	(1.29)	6.41	(0.03)	12.40

Less distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$55.69	$42.85	$44.14	$37.73	$37.76

Total return[3]	29.99%	(2.92%)	16.99%	(0.08%)	48.90%
Supplemental data and ratios:
Net assets, end of period	$11,473,686	$8,463,658	$11,716,808	$11,897,739	$29,092,879
Ratio of net expenses to average net assets:
Before expense reimbursement	1.99%	1.75%	1.75%	1.75%	1.75%
After expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.00%)	(1.04%)	(0.29%)	(1.45%)	(1.57%)
After expense reimbursement	(0.76%)	(1.04%)	(0.29%)	(1.45%)	(1.57%)
Portfolio turnover rate[4]	295%	237%	77%	284%	670%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

See notes to the financial statements.

72  DIREXION ANNUAL REPORT

Financial Highlights

	Small Cap Bull 2.5X Fund
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period	$53.44	$56.60	$45.45	$41.75	$32.84

Income (loss) from investment operations:
Net investment income (loss)[1]	1.80	1.48	0.23	(0.52)	(0.32)[5]
Net realized and unrealized gain (loss) on investments[2]	4.78	(4.64)	10.92	4.22	9.23 [5]

Total from investment operations	6.58	(3.16)	11.15	3.70	8.91

Less distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$60.02	$53.44	$56.60	$45.45	$41.75

Total return[3]	12.33%	(5.60%)	24.53%	8.86%	27.13%
Supplemental data and ratios:
Net assets, end of period	$3,560,660	$4,417,812	$15,573,250	$8,262,641	$53,825,601
Ratio of net expenses to average net assets:
Before expense reimbursement	3.19%	2.07%	1.75%	1.75%	1.75%[5]
After expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.75%[5]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.32%	2.18%	0.43%	(1.10%)	(0.93%)[5]
After expense reimbursement	2.76%	2.50%	0.43%	(1.10%)	(0.93%)[5]
Portfolio turnover rate[4]	535%	762%	407%	0%	0%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

See notes to the financial statements.

DIREXION ANNUAL REPORT  73

Financial Highlights

	Small Cap Bear 2.5X Fund
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period	$15.12	$19.88	$26.48	$31.77	$49.82

Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.41	0.15	(0.34)	(0.49)[5]
Net realized and unrealized gain (loss) on investments[3]	(3.90)	(3.70)	(6.75)	(4.83)	(11.94)[5]

Total from investment operations	(3.51)	(3.29)	(6.60)	(5.17)	(12.43)

Less distributions:
Dividends from net investment income	—	(0.75)	—	(0.12)	—
Distributions from realized gains	—	—	—	—	(5.62)
Return of capital distribution	—	(0.72)	—	—	—

Total distributions	—	(1.47)	—	(0.12)	(5.62)

Net asset value, end of period	$11.61	$15.12	$19.88	$26.48	$31.77

Total return[4]	(23.21%)	(17.09%)	(24.92%)	(16.33%)	(27.99%)
Supplemental data and ratios:
Net assets, end of period	$29,669,106	$16,189,558	$47,712,811	$7,728,932	$17,275,797
Ratio of net expenses to average net assets:
Before expense reimbursement	2.15%	1.75%	2.16%	2.00%	1.95%[5]
After expense reimbursement	1.75%	1.88%	1.95%	1.95%	1.95%[5]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.85%	2.36%	0.47%	(1.31%)	(1.15%)[5]
After expense reimbursement	3.25%	2.23%	0.68%	(1.26%)	(1.15%)[5]
Portfolio turnover rate[2]	0%	0%	0%	0%	0%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts, swaps and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[5]	Restated due to swap and dividend reclassification from net investment income to realized gain/loss to conform to current presentation.

See notes to the financial statements.

74  DIREXION ANNUAL REPORT

Financial Highlights

	Dow 30 Bull 1.25X Fund
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period	$34.75	$31.70	$30.69	$27.91	$25.56

Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.23	0.20	0.09	0.11
Net realized and unrealized gain (loss) on investments[3]	6.94	3.05	0.97	2.78	2.27

Total from investment operations	7.28	3.28	1.17	2.87	2.38

Less distributions:
Dividends from net investment income	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)
Distributions from realized gains	—	—	—	—	—

Total distributions	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)

Net asset value, end of period	$41.94	$34.75	$31.70	$30.69	$27.91

Total return[4]	20.97%	10.39%	3.79%	10.27%	9.32%
Supplemental data and ratios:
Net assets, end of period	$13,129,308	$10,545,634	$6,343,019	$11,464,438	$32,616,434
Ratio of net expenses to average net assets:
Before expense reimbursement	1.98%	2.22%	1.81%	1.75%	1.75%
After expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.64%	0.21%	0.56%	0.28%	0.43%
After expense reimbursement	0.87%	0.68%	0.62%	0.28%	0.43%
Portfolio turnover rate[2]	318%	278%	84%	236%	979%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION ANNUAL REPORT  75

Financial Highlights

	10 Year Note Bull 2.5X Fund
	Investor Class
	Year Ended	Year Ended	March 31, 2005[1]
	August 31, 2007	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$18.73	$20.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.62 [8]	0.62 [8]	0.22
Net realized and unrealized gain (loss) on investments[6]	0.77	(2.39)	0.74

Total from investment operations	1.39	(1.77)	0.96

Less distributions:
Dividends from net investment income	—	(0.33)	—
Distributions from realized gains	—	—	—
Return of capital distribution	—	(0.13)	—

Total distributions	—	(0.46)	—

Net asset value, end of period	$20.12	$18.73	$20.96

Total return[7]	7.42%	(8.52%)	4.80%[2]
Supplemental data and ratios:
Net assets, end of period	$8,215,143	$14,775,581	$1,212,134
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	3.07%	4.75%	8.81%[3]
After expense reimbursement	1.75%	1.75%	1.60%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement	8.80%	8.84%	—
After expense reimbursement	7.48%	5.84%	—
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	1.88%	0.53%	(4.41%)[3]
After expense reimbursement	3.20%[9]	3.53%[9]	2.80%[3]
Portfolio turnover rate[5]	1,083%	889%	1,444%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net Investment Income (loss) before interest on short positions for the year ended August 31, 2007 and the year ended August 31, 2006 was $1.73 and $1.33, respectively.

[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2007 and the year ended August 31, 2006, was 8.93% and 7.63%.

See notes to the financial statements.

76  DIREXION ANNUAL REPORT

Financial Highlights

	10 Year Note Bear 2.5X Fund
	Investor Class
	Year Ended	Year Ended	Year Ended	May 17, 2004[1]
	August 31, 2007	August 31, 2006	August 31, 2005	to August 31, 2004

Per share data:
Net asset value, beginning of period	$18.87	$17.02	$17.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.44 [8]	0.00 [8]	(0.20)[8]	(0.03)
Net realized and unrealized gain (loss) on investments[6]	(1.03)	1.85	(0.74)	(2.01)

Total from investment operations	(0.59)	1.85	(0.94)	(2.04)

Less distributions:
Dividends from net investment income	(0.21)	—	—	—
Distributions from realized gains	(0.50)	—	—	—

Total distributions	(0.71)	—	—	—

Net asset value, end of period	$17.57	$18.87	$17.02	$17.96

Total return[7]	(3.27%)	10.87%	(5.23%)	(10.20%)[2]
Supplemental data and ratios:
Net assets, end of period	$5,793,546	$8,200,961	$35,994,114	$4,720,823
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	2.27%	1.75%	1.63%	3.95%[3]
After expense reimbursement	1.75%	1.75%	1.75%	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement	11.92%	10.45%	6.94%	3.95%[3]
After expense reimbursement	11.40%	10.45%	7.06%	1.75%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	1.85%	0.02%	(1.00%)	(2.80%)[3]
After expense reimbursement	2.37%[9]	0.02%[9]	(1.13%)[9]	(0.60%)[3]
Portfolio turnover rate[5]	0%	0%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in short positions, options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net Investment Income (loss) before interest on short positions for the years ended August 31, 2007, 2006, and 2005 were $2.25, $1.64, and $0.74, respectively.

[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2007, 2006, and 2005 were 12.02% and 8.73%, 4.31%, respectively.

See notes to the financial statements.

DIREXION ANNUAL REPORT  77

Financial Highlights

	Dynamic HY Bond Fund				HY Bear Fund
	Investor Class				Investor Class
	Year Ended	Year Ended	Year Ended	July 1, 2004[1] to	Year Ended	September 20, 2005[1]
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2007	to August 31, 2006

Per share data:
Net asset value, beginning of period	$18.16	$19.00	$20.35	$20.00	$19.48	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.79	0.77	0.84	0.17	0.66 [8]	0.45 [8]
Net realized and unrealized gain (loss) on investments[6]	0.51	0.23	(1.37)	0.18	(0.79)	(0.97)

Total from investment operations	1.30	1.00	(0.53)	0.35	(0.13)	(0.52)

Less distributions:
Dividends from net investment income	(0.79)	(1.84)	(0.82)	—	(0.12)	—
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.79)	(1.84)	(0.82)	—	(0.12)	—

Net asset value, end of period	$18.67	$18.16	$19.00	$20.35	$19.23	$19.48

Total return[7]	7.24%	5.58%	(2.66%)	1.75%[2]	(0.66%)	(2.60%)[2]
Supplemental data and ratios:
Net assets, end of period	$76,535,945	$101,987,028	$206,547,998	$251,240,654	$26,578,643	$9,021,274
Ratio of net expenses to average net assets excluding short interest:
Before expense recoupment/reimbursement	1.52%	1.46%	1.39%	1.50%[3]	1.68%	3.45%[3]
After expense recoupment/reimbursement	1.52%	1.46%	1.39%	1.50%[3]	1.72%	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense recoupment/reimbursement	—	—	—	—	3.18%	3.72%[3]
After expense recoupment/reimbursement	—	—	—	—	3.22%	2.02%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense recoupment/reimbursement	4.16%	4.18%	4.14%	5.32%[3]	3.45%	0.81%[3]
After expense recoupment/reimbursement	4.16%	4.18%	4.14%	5.32%[3]	3.41%[9]	2.51%[3,9]
Portfolio turnover rate[5]	426%	805%	622%	47%	0%	1,150%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net Investment Income (loss) before interest on short positions for the years ended August 31, 2007 and August 31, 2006 were $0.94 and $0.41, respectively.

[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2007 and August 31, 2006 were 4.96% and 2.25%, respectively.

See notes to the financial statements.

78  DIREXION ANNUAL REPORT

Financial Highlights

	Commodity Bull 2X Fund
	Investor Class
	Year Ended	Year Ended	February 17, 2005[1]
	August 31, 2007	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$20.48	$25.03	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.46	0.43	0.16
Net realized and unrealized gain (loss) on investments[6]	11.08	(2.76)	4.87

Total from investment operations	11.54	(2.33)	5.03

Less distributions:
Dividends from net investment income	—	—	—
Distributions from realized gains	—	(2.22)	—

Total distributions	—	(2.22)	—

Net asset value, end of period	$32.02	$20.48	$25.03

Total return[7]	56.35%	(9.35%)	25.15%[2]
Supplemental data and ratios:
Net assets, end of period	$40,735,813	$1,563,231	$35,090,387
Ratio of net expenses to average net assets:
Before expense reimbursement	2.06%	2.59%	2.00%[3]
After expense reimbursement	1.75%	1.75%	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.25%	0.96%	1.12%[3]
After expense reimbursement	1.56%	1.80%	1.37%[3]
Portfolio turnover rate[5]	612%	8,528%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION ANNUAL REPORT  79

Financial Highlights

	Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Investor Class		Investor Class
	Year Ended	November 1, 2005[1]	Year Ended	November 4, 2005[1]
	August 31, 2007	to August 31, 2006	August 31, 2007	to August 31, 2006

Per share data:
Net asset value, beginning of period	$25.02	$20.00	$12.10	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.31	0.20	0.27	0.34
Net realized and unrealized gain (loss) on investments[6]	16.41	5.19	(6.40)	(8.24)

Total from investment operations	16.72	5.39	(6.13)	(7.90)

Less distributions:
Dividends from net investment income	(0.48)	(0.37)	(0.25)	—
Distributions from realized gains	(2.37)	—	—	—

Total distributions	(2.85)	(0.37)	(0.25)	0.00

Net asset value, end of period	$38.89	$25.02	$5.72	$12.10

Total return[7]	69.47%	27.06%[2]	(51.25%)	(39.50%)[2]
Supplemental data and ratios:
Net assets, end of period	$44,240,995	$19,889,352	$22,589,447	$2,726,247
Ratio of net expenses to average net assets:
Before expense reimbursement	2.02%	1.55%[3]	2.59%	2.72%[3]
After expense reimbursement	1.75%	1.55%[3]	1.75%	1.71%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.66%	0.92%[3]	2.65%	1.86%[3]
After expense reimbursement	0.93%	0.92%[3]	3.49%	2.87%[3]
Portfolio turnover rate[5]	2,617%	954%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. From inception to May 1, 2006, the annual cap on expenses was 1.50% for the Fund.

See notes to the financial statements.

80  DIREXION ANNUAL REPORT

Financial Highlights

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Investor Class		Investor Class
	Year Ended	January 25, 2006[1]	Year Ended	February 6, 2006[1]
	August 31, 2007	to August 31, 2006	August 31, 2007	to August 31, 2006

Per share data:
Net asset value, beginning of period	$22.33	$20.00	$15.90	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.61	(0.07)	0.43	0.31
Net realized and unrealized gain (loss) on investments[6]	5.23	2.40	(4.34)	(4.41)

Total from investment operations	5.84	2.33	(3.91)	(4.10)

Less distributions:
Dividends from net investment income	(1.54)	—	—	—
Distributions from realized gains	(0.32)	—	—	—

Total distributions	(1.86)	—	—	—

Net asset value, end of period	$26.31	$22.33	$11.99	$15.90

Total return[7]	26.61%	11.65%[2]	(24.53%)	(20.50%)[2]
Supplemental data and ratios:
Net assets, end of period	$10,486,138	$18,694,828	$6,681,944	$2,786,543
Ratio of net expenses to average net assets:
Before expense reimbursement	2.03%	3.87%[3]	6.12%	2.83%[3]
After expense reimbursement	1.75%	1.70%[3]	1.75%	1.74%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.07%	(2.68%)[3]	(1.17%)	2.02%[3]
After expense reimbursement	2.35%	(0.51%)[3]	3.20%	3.10%[3]
Portfolio turnover rate[5]	496%	251%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION ANNUAL REPORT  81

Financial Highlights

	U.S. Government Money Market Fund
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.03	0.02	— [3]	— [3]
Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Total from investment operations	0.04	0.03	0.02	—	—

Less distributions:
Dividends from net investment income	(0.04)	(0.03)	(0.02)	— [3]	— [3]
Distributions from realized gains	—	—	—	—	—

Total distributions	(0.04)	(0.03)	(0.02)	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	4.14%	3.49%	1.54%	0.10%	0.33%
Supplemental data and ratios:
Net assets, end of period	$48,488,316	$27,309,414	$18,717,704	$20,627,996	$21,386,548
Ratio of net expenses to average net assets:
Before expense reimbursement	1.04%	1.00%	1.07%	1.30%	1.16%
After expense reimbursement	1.18%	1.09%	1.00%	0.99%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	4.20%	3.45%	1.54%	(0.19%)	0.22%
After expense reimbursement	4.06%	3.37%	1.61%	0.12%	0.38%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[3]	Amount is less than $0.01 per share.

See notes to the financial statements.

82  DIREXION ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2007

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 37 series of which 15 are included in this report, the S&P 500 Bear 1X Fund, NASDAQ-100 Bull 1.25X Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dow 30 Bull 1.25X Fund, 10 Year Note Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act.

The objective of the S&P 500 Bear 1X Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the NASDAQ-100 Bull 1.25X Fund is to provide daily investment returns that correspond to 125% of the performance of the NASDAQ-100 Indextm (“NASDAQ Index”). The objective of the Small Cap Bull 2.5X Fund is to provide daily investment returns that correspond to 250% of the performance of the Russell 2000® Index (“Russell 2000 Index”). The objective of the Small Cap Bear 2.5X Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Bull 1.25X Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Averagesm (“Dow”). The objective of the 10 Year Note Bear 2.5X Fund is to provide investment returns that inversely correspond to 250% of the daily price movement of the benchmark 10-year U.S. Treasury Note. The objective of the 10 Year Note Bull 2.5X Fund is to provide investment returns that correspond to 250% of the daily price movement of the benchmark 10 Year Note. The objective of the Dynamic HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such investments, with an emphasis on lower-quality debt instruments. The objective of the HY Bear Fund is to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The objective of the Commodity Bull 2X Fund is to seek capital appreciation on an annual basis by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. The objective of the Emerging Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI Emerging Markets Index (“EM Index”). The objective of the Emerging Market Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EM Index. The objective of the Developed Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI EAFE Index (“EAFE Index”). The objective of the Developed Markets Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EAFE Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, OTC securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such

DIREXION ANNUAL REPORT  83

securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Dynamic HY Bond Fund and HY Bear Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its

84  DIREXION ANNUAL REPORT

obligation. The stream of payments is recorded as an unrealized gain or loss until the swap is sold or expires. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At August 31, 2007, the Dynamic HY Bond Fund had Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $54,500,000, with net unrealized appreciation of $358,861, as reflected in the schedule of investments. The HY Bear Fund had Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $25,000,000 with net unrealized appreciation of $478,000 as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. In order to minimize credit risk, the Funds will attempt to enter into swap contracts with multiple counterparties.

e) Short Positions – The S&P 500 Bear 1X Fund, NASDAQ-100 Bull 1.25X Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dow 30 Bull 1.25X Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund, Emerging Markets Bear 2X Fund and Developed Markets Bear 2X Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain

DIREXION ANNUAL REPORT  85

distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Investor Class during the year ended August 31, 2007 and the fiscal period ended August 31, 2006, were as follows:

	S&P 500		NASDAQ-100
	Bear 1X Fund		Bull 1.25X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006

Distributions paid from:
Ordinary Income	$157,098	$—	$—	$—
Long-term capital gain	—	—	—	—

Total distributions paid	$157,098	$—	$—	$—

	Small Cap		Small Cap		Dow 30
	Bull 2.5X Fund		Bear 2.5X Fund		Bull 1.25X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006	2006	2006

Distributions paid from:
Ordinary Income	$—	$—	$—	$300,742	$52,978	$64,771
Long-term capital gain	—	—	—	—	—	—
Return of capital	—	—	—	1,012,442	—	—

Total distributions paid	$—	$—	$—	$1,313,184	$52,978	$64,771

	10 Year Note		10 Year Note		Dynamic HY		HY
	Bull 2.5X Fund		Bear 2.5X Fund		Bond Fund		Bear Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006	2007	2006	2007	2006[1]

Distributions paid from:
Ordinary Income	$—	$19,275	$473,961	$—	$7,578,049	$6,735,599	$21,326	$—
Long-term capital gain	—	—	52,380	—	—	—	—	—
Return of capital	—	7,700	—	—	—	—	—	—

Total distributions paid	$—	$26,975	$526,341	$—	$7,578,049	$6,735,599	$21,326	$—

[1]	Commenced operations on September 20, 2005.

	Commodity		Emerging Markets		Emerging Markets
	Bull 2X Fund		Bull 2X Fund		Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006[1]	2007	2006[2]

Distributions paid from:
Ordinary Income	$—	$—	$1,744,160	$590,927	$62,757	$—
Long-term capital gain	—	880,325	—	—	—	—

Total distributions paid	$—	$880,325	$1,744,160	$590,927	$62,757	$—

[1]	Commenced operations on November 1, 2005.

[2]	Commenced operations on November 4, 2005.

86  DIREXION ANNUAL REPORT

	Developed Markets		Developed Markets
	Bull 2X Fund		Bear 2X Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,
	2007	2006[1]	2007	2006[2]

Distributions paid from:
Ordinary Income	$1,849,970	$—	$—	$—
Long-term capital gain	73,308	—	—	—

Total distributions paid	$1,923,278	$—	$—	$—

[1]	Commenced operations on January 25, 2006.

[2]	Commenced operations on February 6, 2006.

	U.S. Government Money
	Market Fund
	Year Ended	Year Ended
	August 31,	August 31,
	2007	2006

Distributions paid from:
Ordinary Income	$1,328,905	$1,119,708
Long-term capital gain	—	—

Total distributions paid	$1,328,905	$1,119,708

At August 31, 2007 the components of accumulated earnings/losses on a tax basis were as follows:

		NASDAQ-100
	S&P 500	Bull 1.25X	Small Cap Bull	Small Cap Bear
	Bear 1X Fund	Fund	2.5X Fund	2.5X Fund

Cost of investments	$4,842,537	$12,773,698	$2,884,640	$24,115,124
Gross unrealized appreciation	—	5,181,588	113,786	—
Gross unrealized depreciation	—	(5,878,947)	(106,786)	—

Net unrealized apprec/deprec	—	(697,359)	7,000	—

Undistributed ordinary income	—	—	523,741	499,230
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	523,741	499,230

Other accumulated losses	(11,717,650)	(93,419,378)	(15,667,601)	(32,805,779)

Total accumulated earnings/(losses)	$(11,717,650)	$(94,116,737)	$(15,136,860)	$(32,306,549)

	Dow 30 Bull	10 Year Note	10 Year Note	Dynamic HY
	1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund

Cost of investments	$13,407,039	$7,314,223	$15,856,984	$77,902,696
Gross unrealized appreciation	3,288,001	270,878	—	748,325
Gross unrealized depreciation	(3,765,819)	(17,041)	—	(760,391)

Net unrealized apprec/deprec	(477,818)	253,837	—	(12,066)

Undistributed ordinary income	134,849	185,754	—	1,343,618
Undistributed long-term capital gain	—	40,002	—	—

Total distributable earnings	134,849	225,756	—	1,343,618

Other accumulated losses	(22,654,961)	—	(1,929,147)	(1,260,817)

Total accumulated earnings/(losses)	$(22,997,930)	$479,593	$(1,929,147)	$70,735

DIREXION ANNUAL REPORT  87

			Emerging	Emerging
	HY Bear	Commodity	Markets	Markets
	Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Cost of investments	$35,714,903	$34,528,878	$35,320,649	$16,215,888
Gross unrealized appreciation	—	1,506,084	5,208,814	—
Gross unrealized depreciation	—	(2,074,142)	(5,358,781)	—

Net unrealized apprec/deprec	—	(568,058)	(149,967)	—

Undistributed ordinary income	1,450,777	2,556,742	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	1,450,777	2,556,742	—	—

Other accumulated losses	(994,824)	(7,167,099)	(1,496,950)	(5,960,976)

Total accumulated earnings/(losses)	$455,953	$(5,178,415)	$(1,646,917)	$(5,960,976)

	Developed	Developed	U.S. Government
	Markets	Markets	Money Market
	Bull 2X Fund	Bear 2X Fund	Fund

Cost of investments	$10,345,135	$5,596,343	$51,003,799
Gross unrealized appreciation	451,911	—	—
Gross unrealized depreciation	(484,323)	—	—

Net unrealized apprec/deprec	(32,412)	—	—

Undistributed ordinary income	1,147,228	—	14,981
Undistributed long-term capital gain	24,474	—	—

Total distributable earnings	1,171,702	—	14,981

Other accumulated losses	—	(1,048,260)	(3,402)

Total accumulated earnings/(losses)	$1,139,290	$(1,048,260)	$11,579

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, swap contract adjustments, dividend reclasses, and dividends on redemption adjustments with differing book and tax methods.

88  DIREXION ANNUAL REPORT

	Accumulated	Accumulated
	Net Investment	Realized	Capital
	Income or (Loss)	Gain or (Loss)	Stock

S&P 500 Bear 1X Fund	(169,067)	276,378	(107,311)
Nasdaq 100 Bull 1.25X Fund	136,227	106	(136,333)
Small Cap Bull 2.5X Fund	375,010	(375,010)	—
Small Cap Bear 2.5X Fund	(58,208)	58,207	1
Dow 30 Bull 1.25X Fund	—	—	—
10 Year Note Bull 2.5X Fund	(144,040)	(825,578)	969,618
10 Year Note Bear 2.5X Fund	(100,644)	(509,472)	610,116
Dynamic HY Bond Fund	2,539,811	(3,148,698)	608,887
HY Bear Fund	(1,949,617)	(2,057,524)	4,007,141
Commodity Bull 2X Fund	1,243,044	(1,618,656)	375,612
Emerging Markets Bull 2X Fund	(188,428)	(4,163,467)	4,351,895
Emerging Markets Bear 2X Fund	1,673,275	1,711,021	(3,384,296)
Developed Markets Bull 2X Fund	1,377,279	(3,123,918)	1,746,639
Developed Markets Bear 2X Fund	385,001	202,711	(587,712)
U.S. Government Money Market Fund	—	—	—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2007, the following funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferred

S&P 500 Bear 1X Fund	$208,246
NASDAQ-100 Bull 1.25X Fund	959,617
Small Cap Bull 2.5X Fund	595,648
Small Cap Bear 2.5X Fund	4,142,220
Dow 30 Bull 1.25X Fund	—
10 Year Note Bull 2.5X Fund	—
10 Year Note Bear 2.5X Fund	1,666,609
Dynamic HY Bond Fund	—
HY Bear Fund	388,570
Commodity Bull 2X Fund	4,252,554
Emerging Markets Bull 2X Fund	380,884
Emerging Markets Bear 2X Fund	5,960,387
Developed Markets Bull 2X Fund	—
Developed Markets Bear 2X Fund	445,554
U.S. Government Money Market Fund	—

At August 31, 2007, the following funds had capital loss carryforwards on a tax basis of:

Capital Loss
	Carryover	Expires

S&P 500 Bear 1X Fund	$(2,179,437)	8/31/2008
	(574,553)	8/31/2009
	(351,678)	8/31/2011
	(4,743,567)	8/31/2012
	(1,881,085)	8/31/2013
	(1,487,907)	8/31/2014
	(193,831)	8/31/2015
NASDAQ-100 Bull 1.25X Fund	(11,287,078)	8/31/2009
	(25,356,444)	8/31/2010
	(22,579,774)	8/31/2011
	(5,896,471)	8/31/2012
	(24,641,897)	8/31/2013
	(953,856)	8/31/2014
	(1,505,969)	8/31/2015
Small Cap Bull 2.5X Fund	(2,461,728)	8/31/2010
	(12,679,111)	8/31/2011
Small Cap Bear 2.5X Fund	(16,306,020)	8/31/2012
	(4,667,388)	8/31/2013
	(883,969)	8/31/2014
	(5,310,686)	8/31/2015
Dow 30 Bull 1.25X Fund	(450,309)	8/31/2010
	(4,097,289)	8/31/2011
	(447,497)	8/31/2012
	(17,472,824)	8/31/2013
	(170,676)	8/31/2014
10 Year Note Bull 2.5X Fund	—	—
10 Year Note Bear 2.5X Fund	(88,219)	8/31/2015
Dynamic HY Bond Fund	(1,260,817)	8/31/2014
HY Bear Fund	—	—
Commodity Bull 2X Fund	(2,503,215)	8/31/2015
Emerging Markets Bull 2X Fund	—	—

DIREXION ANNUAL REPORT  89

	Capital Loss
	Carryover	Expires

Emerging Markets Bear 2X Fund	(589)	8/31/2015
Developed Markets Bull 2X Fund	—	—
Developed Markets Bear 2X Fund	(602,706)	8/31/2015
U.S. Government Money Market Fund	(779)	8/31/2009
	(1,619)	8/31/2010
	(377)	8/31/2011
	(189)	8/31/2013
	(356)	8/31/2014
	(82)	8/31/2015
Capital Loss Utilized:
Small Cap Bull 2.5X Fund	214,321
Dow 30 Bull 1.25X Fund	1,085,837
10 Year Note Bull 2.5X Fund	46,600
Dynamic HY Bond Fund	2,861,044
HY Bear Fund	1,624

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Investor Class during the periods ended August 31, 2007 and August 31, 2006 were as follows:

	S&P 500 Bear 1X Fund		NASDAQ-100 Bull 1.25X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006

Shares sold	197,874	372,849	1,366,498	736,688
Shares issued in reinvestment of distributions	6,222	—	—	—
Shares redeemed	(223,765)	(295,381)	(1,357,991)	(804,596)

Total net increase (decrease) from capital share transactions	(19,669)	77,468	8,507	(67,908)

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund		Dow 30 Bull 1.25X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006	2007	2006

Shares sold	1,304,324	1,826,647	17,774,191	13,172,089	1,830,526	990,108
Shares issued in reinvestment of distributions	—	—	—	73,419	1,157	1,377
Shares redeemed	(1,327,693)	(2,019,119)	(16,288,770)	(14,574,481)	(1,822,157)	(888,094)

Total net increase (decrease) from capital share transactions	(23,369)	(192,472)	1,485,421	(1,328,973)	9,526	103,391

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006

Shares sold	3,342,030	2,223,825	3,942,811	6,060,132
Shares issued in reinvestment of distributions	—	1,392	28,314	—
Shares redeemed	(3,722,562)	(1,494,209)	(4,075,907)	(7,740,621)

Total net increase (decrease) from capital share transactions	(380,532)	731,008	(104,782)	(1,680,489)

90  DIREXION ANNUAL REPORT

	Dynamic HY Bond Fund		HY Bear Fund		Commodity Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006[1]	2007	2006

Shares sold	27,189,860	32,252,724	15,888,339	2,420,516	4,934,878	2,901,946
Shares issued in reinvestment of distributions	350,467	333,976	1,110	—		10,463
Shares redeemed	(29,057,297)	(37,838,672)	(14,970,669)	(1,957,295)	(3,739,172)	(4,238,284)

Total net increase (decrease) from capital share transactions	(1,516,970)	(5,251,972)	918,780	(463,221)	1,195,706	(1,325,875)

[1]	Commenced operations on September 20, 2005.

	Emerging Markets		Emerging Markets
	Bull 2X Fund		Bear 2X Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,
	2007	2006[1]	2007	2006[2]

Shares sold	9,536,034	8,802,110	25,687,008	7,910,922
Shares issued in reinvestment of distributions	53,449	25,139	7,443	—
Shares redeemed	(9,246,581)	(8,032,425)	(21,970,942)	(7,685,601)

Total net increase (decrease) from capital share transactions	342,902	(792,824)	3,723,509	225,321

[1]	Commenced operations on November 1, 2005.

[2]	Commenced operations on November 4, 2005.

	Developed Markets		Developed Markets
	Bull 2X Fund		Bear 2X Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,
	2007	2006[1]	2007	2006[2]

Shares sold	2,823,557	1,275,388	3,597,579	2,742,095
Shares issued in reinvestment of distributions	74,512	—	—	—
Shares redeemed	(3,336,709)	(438,124)	(3,215,716)	(2,566,876)

Total net increase (decrease) from capital share transactions	(438,640)	837,264	381,863	175,219

[1]	Commenced operations on January 25, 2006.

[2]	Commenced operations on February 6, 2006.

	U.S. Government Money
	Market Fund
	Year Ended	Year Ended
	August 31,	August 31,
	2007	2006

Shares sold	541,992,996	472,226,366
Shares issued in reinvestment of distributions	1,219,505	938,159
Shares redeemed	(522,032,679)	(464,572,526)

Total net increase (decrease) from capital share transactions	21,179,822	8,591,999

4.	INVESTMENT TRANSACTIONS

During the period ended August 31, 2007, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

DIREXION ANNUAL REPORT  91

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30	10 Year Note	10 Year Note	Dynamic HY
	Bear 1X	Bull 1.25X	Bull 2.5X	Bear 2X	Bull 1.25X	Bull 2.5X	Bear 2.5X	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$—	$45,205,645	$2,964,945	$1,902,269	$43,470,706	$96,023,284	$159,492,980	$125,962,776
Sales	—	45,211,574	3,008,259	1,899,284	43,572,952	126,768,366	170,630,521	146,379,667

			Emerging	Emerging	Developing	Developing	U.S. Government
		Commodity	Markets	Markets	Markets	Markets	Money
	HY Bear	Bull 2X	Bull 2X	Bear 2X	Bull 2X	Bear 2X	Market
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$—	$78,052,830	$515,296,448	$—	$59,059,393	$317,713	$—
Sales	3,037,500	53,275,841	497,841,865	—	68,956,800	317,994	—

There were no purchases or sales of long-term U.S. Government Securities during the period ended August 31, 2007 for any of the Funds.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. Prior to July 1, 2006, the Adviser entered into a sub-advisory agreement related to the Dynamic HY Bond Fund and the HY Bear Fund (the “Sub-Advised Funds”) whereby the sub-adviser directed investment activities of the Sub-Advised Funds. The Adviser paid, out of the management fees it received from the Sub-Advised Fund, a fee for these services. The Advisor removed the Sub-Advisor as of July 1, 2006. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Funds. Except for the S&P 500 Bear 1X Fund, NASDAQ 100 Bull 1.25X Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dow 30 Bull 1.25X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, and the Developed Markets Bear 2X Fund which have agreed to contractual waivers, the Advisor has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets for the period ended August 31, 2007. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended August 31, 2007, the Adviser paid or recouped the following expenses:

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30
	Bear 1X Fund	Bull 1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bull 1.25X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2007	$97,089	$43,815	$76,236	$66,020	$36,235
Voluntary waiver - 2007	$—	$—	$—	$—	$—
Advisory expense waiver recovery - 2007	$—	$—	$—	$—	$—

	10 Year Note	10 Year Note	Dynamic HY	HY Bear	Commodity
	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund	Fund	Bull 2X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2007	$73,130	$57,746	$—	$—	$47,805
Voluntary waiver - 2007	$—	$—	$—	$—	$—
Advisory expense waiver recovery - 2007	$—	$—	$—	$20,995	$—

92  DIREXION ANNUAL REPORT

	Emerging	Emerging	Developed	Developed	U.S. Government
	Markets	Markets	Markets	Markets	Money Market
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.50%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.25%
Expenses paid in excess of annual cap on expenses - 2007	$66,639	$66,942	$47,687	$96,879	$—
Voluntary waiver - 2007	$—	$—	$—	$—	$—
Advisory expense waiver recovery - 2007	$—	$—	$—	$—	$46,322

Expenses subject to potential recover expiring in:

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30	10 Year Note	10 Year Note	Dynamic HY
	Bear 1X	Bull 1.25X	Bull 2.5X	Bear 2.5X	Bull 1.25X	Bull 2.5X	Bear 2.5X	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

2007	$2,785	$—	$—	$6,069	$—	$—	$—	$—
2008	$44,599	$—	$—	$—	$6,571	$48,772	$—	$—
2009	$42,463	$—	$28,771	$—	$37,053	$75,078	$—	$—
2010	$97,089	$43,815	$76,236	$66,020	$36,235	$73,130	$57,146	$

Total	$186,936	$43,815	$105,007	$72,089	$79,859	$196,980	$57,146	$

			Emerging	Emerging	Developed	Developed
		Commodity	Markets	Markets	Markets	Markets	U.S. Government
	HY Bear	Bull 2X	Bull 2X	Bear 2X	Bull 2X	Bear 2X	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

2007	$—	$—	$—	$—	$—	$—	$—
2008	$—	$17,256	$—	$—	$—	$—	$3,700
2009	$52,457	$72,524	$—	$49,468	$51,779	$36,493	$—
2010	$—	$47,805	$66,639	$66,942	$47,688	$96,879	$—

Total	$52,457	$137,585	$66,639	$116,410	$99,467	$133,372	$3,700

Investor Class shares, except for the Investor Class shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class’ average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Investor Class Average daily net assets. The Board has authorized each Fund’s Investor Class shares, except the U.S. Government Money Market Fund, a maximum annual fee of 0.25% of each Fund’s Investor Class average daily net assets. In addition, except for the U.S. Government Money Market Fund, the Board approved a separate annualized shareholder services fee of 0.25% for the Investor Class shares. The Board has not authorized the U.S. Government Money Market Fund to pay Rule 12b-1 fees.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Advisor.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	NEW ACCOUNTING PRONOUNCEMENT

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-

DIREXION ANNUAL REPORT  93

likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. At this time, management is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

94  DIREXION ANNUAL REPORT

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of the Direxion Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the S&P 500 Bear 1X Fund (formerly U.S./Short Fund), NASDAQ-100 Bull 1.25X Fund (formerly OTC Plus Fund), Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dow 30 Bull 1.25X Fund (formerly Dow 30 Plus Fund), 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, U.S. Government Money Market Fund (each a series of Direxion Funds) (the “Funds”), as of August 31, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at August 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

October 26, 2007
Chicago, Illinois

DIREXION ANNUAL REPORT  95

Additional Information
(Unaudited)

The Internal Revenue Code requires that shareholders be notified within 60 days of the Funds’ fiscal year-end of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV, which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares), during the fiscal year ended August 31, 2007.

S&P 500 Bear 1X Fund	$—
Nasdaq 100 Bull 1.25X Fund	—
Small Cap Bull 2.5X Fund	—
Small Cap Bear 2.5X Fund	—
Dow 30 Bull 1.25X Fund	—
10 Year Note Bull 2.5X Fund	171,805
10 Year Note Bear 2.5X Fund	52,380
Dynamic HY Bond Fund	—
HY Bear Fund	—
Commodity Bull 2X Fund	—
Emerging Markets Bull 2X Fund	—
Emerging Markets Bear 2X Fund	—
Developed Markets Bull 2X Fund	109,792
Developed Markets Bear 2X Fund	—
U.S. Government Money Market Fund	—

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

S&P 500 Bear 1X Fund	0%
Nasdaq 100 Bull 1.25X Fund	0%
Small Cap Bull 2.5X Fund	0%
Small Cap Bear 2.5X Fund	0%
Dow 30 Bull 1.25X Fund	100%
10 Year Note Bull 2.5X Fund	0%
10 Year Note Bear 2.5X Fund	0%
Dynamic HY Bond Fund	0%
HY Bear Fund	0%
Commodity Bull 2X Fund	0%
Emerging Markets Bull 2X Fund	2%
Emerging Markets Bear 2X Fund	0%
Developed Markets Bull 2X Fund	6%
Developed Markets Bear 2X Fund	0%
US Government Money Market Fund	0%

96  DIREXION ANNUAL REPORT

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2007 was as follows:

S&P 500 Bear 1X Fund	0%
Nasdaq 100 Bull 1.25X Fund	0%
Small Cap Bull 2.5X Fund	0%
Small Cap Bear 2.5X Fund	0%
Dow 30 Bull 1.25X Fund	100%
10 Year Note Bull 2.5X Fund	0%
10 Year Note Bear 2.5X Fund	0%
Dynamic HY Bond Fund	0%
HY Bear Fund	0%
Commodity Bull 2X Fund	0%
Emerging Markets Bull 2X Fund	2%
Emerging Markets Bear 2X Fund	0%
Developed Markets Bull 2X Fund	7%
Developed Markets Bear 2X Fund	0%
US Government Money Market Fund	0%

DIREXION ANNUAL REPORT  97

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)

Provided below is a summary of certain of the factors the Board considered at the August 15, 2007 Board meeting in renewing the Advisory Agreement (the “Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, NASDAQ 100 Bull 1.25X Fund, S&P 500 Bear 1X Fund, Dow 30 Bull 1.25X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, Commodity Bull 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust. Each Fund, except Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, also are referred to as a “leveraged-index Fund.” The Dynamic HY Bond, HY Bear Fund and U.S. Government Money Market Fund also are referred to as a “non-leveraged Fund.”

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty for providing services and the profitability of the advisory business to Rafferty; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception and has developed an expertise in managing the Funds, particularly those using a leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations. The Board also considered Rafferty’s ongoing efforts to improve its compliance and control functions for the Funds, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. In this regard, the Board also noted that Rafferty undertook to enhance the compliance program of the Trust and Rafferty by utilizing the services of an independent compliance consulting firm. The Board also considered Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new funds and promoting the Funds through new broker and platform relationships. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of those leveraged-index Funds with a performance history relative to performance models and/or relevant market indices for monthly periods and the year-to-date period ended July 31, 2007. The Board considered Rafferty’s explanation that the leveraged-index Funds performance is better compared to these models rather than to these market indices. In addition, the Board also evaluated the performance of the leveraged-index Funds and non-leveraged Funds to the average performance of comparable peer group funds for the one-, three-and six-month periods ended June 30, 2007 and the one-, three- and five-year periods ended June 30, 2007 to the extent such data was available. The Board also considered Rafferty’s explanation that these Funds are difficult to categorize with other peer group funds due to their nature. Although the Board received monthly performance for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds.

98  DIREXION ANNUAL REPORT

Leveraged-Index Funds:

With respect to the S&P 500 Bear 1X Fund, the Board noted that: (1) the Fund underperformed its benchmark index but outperformed its model; and (2) the Fund outperformed its peer group for all relevant periods, except the one-month period.

With respect to the NASDAQ 100 1.25X Bull Fund, the Board noted that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund outperformed its peer group for all relevant periods, except the three-year period.

With respect to the Small Cap Bull 2.5X Fund, the Board noted that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund outperformed its peer group for the three-month, six-month and one-year periods but underperformed for the one-month, three-year and five-year periods.

With respect to the Small Cap Bear 2.5X Fund, the Board noted that: (1) the Fund underperformed its model but outperformed its benchmark index; and (2) the Fund underperformed its peer group for all relevant periods, except the one-month period.

With respect to the 10 Year Note Bull 2.5X Fund, the Board noted that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund outperformed its peer group for the one-year period, but underperformed for the one-, three- and six-month periods.

With respect to the 10 Year Note Bear 2.5X Fund, the Board noted that: (1) the Fund underperformed its model but outperformed its benchmark index; and (2) the Fund outperformed its peer group for all relevant periods.

With respect to the Dow 30 Bull 1.25X Fund, the Board noted that: (1) the Fund underperformed its model and benchmark index; and (2) the Fund outperformed its peer group for the three-month, six-month and one-year periods but underperformed for the one-month and three-year periods.

With respect to the Commodity Bull 2X Fund, the Board noted that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund outperformed its peer group for all relevant periods.

With respect to the Developed Markets Bull 2X Fund, the Board noted that: (1) the Fund underperformed its model but outperformed its benchmark index; and (2) the Fund outperformed its peer group for all relevant periods, except the one-month period.

With respect to the Developed Markets Bear 2X Fund, the Board noted that: (1) the Fund underperformed its model and benchmark index; and (2) the Fund underperformed its peer group for all relevant periods.

With respect to the Emerging Markets Bull 2X Fund, the Board noted that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund outperformed its peer group for all relevant periods.

With respect to the Emerging Markets Bear 2X Fund, the Board noted that: (1) the Fund underperformed its model and benchmark index; and (2) the Fund underperformed its peer group for all relevant periods.

Non-Leveraged Funds:

With respect to the Dynamic HY Bond Fund, the Board noted that the Fund underperformed its peer group for the one- and six-month periods, but outperformed for the three-month and one-year periods.

With respect to the HY Bear Fund, the Board noted that the Fund outperformed its peer group for all relevant periods.

With respect to the U.S. Government Money Market Fund, the Board noted that the Fund underperformed its peer group for all relevant periods.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously

DIREXION ANNUAL REPORT  99

waived. The Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of these Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also considered that the total expense ratio for each Fund is generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account for the lower total expense ratios. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges higher fees for that hedge fund compared to the advisory fees of these Funds. The Board also considered that Rafferty voluntarily and, in many cases, contractually agreed to limit the total expenses for the 2008 fiscal year for each Fund.

The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. The Board also recognized that Rafferty continues to waive fees and/or reimburse expenses as discussed above.

Based on these consideration, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Rafferty also noted that asset levels have reached their highest levels since the Trust began operations due to increased sales and marketing efforts. However, Rafferty also explained that assets are not at a sufficient level to experience economies of scale at this time. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

100  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1) Age: 65	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	102	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	102	None

Gerald E. Shanley III Age: 64	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	102	None

John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	102	MainStay VP Series Fund, Inc.

DIREXION ANNUAL REPORT  101

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Ron Fernandes Age: 49	Chief Executive Officer	One Year; Since 2006	Chief Executive Officer, Raven Holdings, 2003-2006; President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999-2002.	N/A	None

Daniel D. O’Neill Age: 39	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	None

William Franca Age: 50	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance Services, LLC 2006 to present; CCO and General Counsel, Oracle Evolution LLC 10/04-2/06.	N/A	None

Todd Kellerman Age: 34	Chief Financial Officer	One Year; Since 2007	Vice President of Corporate Development. Raven Holdings, Inc., 2003-2005; Business Consultant, 2002-2003; Senior Consultant – Business Consulting, Arthur Andersen, 1999-2000.	N/A	None

Stephen P. Sprague Age: 58	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 34	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 37 portfolios of the 57 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

102  DIREXION ANNUAL REPORT

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ANNUAL REPORT AUGUST 31, 2007

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT AUGUST 31, 2007

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Large Cap Fund
Evolution Small Cap Fund
Evolution Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

Dear Shareholders,

This Annual Report for the Evolution Funds covers the fiscal year September 1, 2006 to August 31, 2007, (the “Annual Period”). This Annual Report covers the Evolution Managed Bond Fund (the “Managed Bond Fund”), Evolution All-Cap Equity Fund (“All-Cap Equity Fund”), the Evolution Large Cap Fund (“Large Cap Fund”), the Evolution Small Cap Fund (“Small Cap Fund”) and the Evolution Total Return Fund (“Total Return Fund”). Flexible Plan Investments, Ltd. (the “Sub-Advisor”), serves as the sub-advisor to the Evolution Funds.

During the Annual Period, U.S. equities delivered double digit returns, with the DJ Industrial Average up 20.03%, the S&P 500 Index up 15.13% and the Nasdaq-100 Index up 25.89%. Domestic performance was driven by sound global economic growth, a relatively favorable interest rate environment and strong corporate earnings.

The reporting period was not, however, without its challenges. On February 27th, a sell-off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. After the sharp declines in February, equities began to rally again in April and May. A second major decline in the Chinese equity markets occurred at the end of May, although U.S. equities shrugged off the declines and continued climbing.

Rising energy and commodity prices, problems in the mortgage markets which led to a credit squeeze and concern about a bubble in emerging markets equities led to increased uncertainty about market direction and led to a spike in volatility in the late summer. The markets sold off sharply and threatened to decline further, leading the Federal Reserve to decrease the discount rate by 50bps. This action, followed by a decision to lower the Federal Funds rate just after the end of the Annual Period, helped stabilize the equity markets. For the annual period, the benchmark 10 Year Treasury Note ranged from an approximate yield of 4.43% to 5.26%.

The Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund delivered a gain of 0.76% on a total return basis, during the Annual Period, compared to 5.26% for the Lehman Aggregate Bond Index.

The All-Cap Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The All-Cap Equity Fund delivered a gain of 12.03% on a total return basis, during the Annual Period, compared to 15.13% for the S&P 500 Index.

The Large Cap Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Large Cap Fund delivered a gain of 14.47% on a total return basis, during the Annual Period, compared to 15.13% for the S&P 500 Index.

The Small Cap Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Small Cap Fund delivered a gain of 4.06% on a total return basis, during the Annual Period, compared to 11.36% for the Russell 2000 Index.

The Total Return Fund seeks high total return on an annual basis consistent with a high tolerance for risk. The Total Return Fund delivered a gain of 1.35% on a total return basis, during the Annual Period, compared to 15.13% for the S&P Index and 5.26% for the Lehman Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Sincerely,

Daniel O’Neill	Bruce Greig, CFA
Direxion Funds	Flexible Plan Investments, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Managed Bond Fund, All-Cap Equity Fund, Large Cap Fund, Small Cap Fund and the Total Return Fund is 1.75%, 1.69%, 1.75%, 1.75% and 1.75%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 29, 2007

Evolution Managed Bond Fund
April 1, 20041- August 31, 2007

Investment Objective: Seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

Lehman U.S. Aggregate Bond Index: An unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgaged-backed securities, with maturities of at least one year.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

Lipper High Yield Bond Fund Index: An average of the 30 largest mutual funds in the Lipper High Yield Bond Fund category.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Evolution Managed Bond Fund	0.76%	(1.36%	)
S&P 500 Index	15.13%	10.03%
Lipper HY Bond Index	6.36%	6.52%
Lehman U.S. Aggregate Bond Index	5.26%	3.42%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index, Lipper HY Bond Index and Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	23.9%

Total Exposure	23.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations.
2 As of August 31, 2007.

DIREXION EVOLUTION MANAGED FUNDS  3

Evolution All-Cap Equity Fund
April 1, 20041- August 31, 2007

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance of risk.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Evolution All-Cap Equity Fund	12.03%	8.37%
S&P 500 Index	15.13%	10.03%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	66.0%
Investment Companies	0.8%

Total Exposure	66.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations.
2 As of August 31, 2007.

4  DIREXION EVOLUTION MANAGED FUNDS

Evolution Large Cap Fund
January 31, 20061- August 31, 2007

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Evolution Large Cap Fund	14.47%	7.12%
S&P 500 Index	15.13%	11.44%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets
Common Stocks	60.5%
Investment Companies	17.5%

Total Exposure	78.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations.
2 As of August 31, 2007.

DIREXION EVOLUTION MANAGED FUNDS  5

Evolution Small Cap Fund
January 27, 20061- August 31, 2007

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

Russell 2000 Index: Comprised of the smallest 2000 companies in the Russell 3000 Index.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Evolution Small Cap Fund	4.06%	(3.60%	)
Russell 2000 Index	11.36%	6.36%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	33.5%
Investment Companies	2.9%

Total Exposure	36.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations.
2 As of August 31, 2007.

6  DIREXION EVOLUTION MANAGED FUNDS

Evolution Total Return Fund
January 26, 20061- August 31, 2007

Investment Objective: Seeks high total return on an annual basis consistent with a high tolerance for risk.

Lehman U.S. Aggregate Bond Index: An unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgaged-backed securities, with maturities of at least one year.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Evolution Total Return Fund	1.35%	3.08%
S&P 500 Index	15.13%	11.68%
Lehman U.S. Aggregate Bond Index	5.26%	4.70%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index and the Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	55.1%
Investment Companies	43.2%
Futures Contracts	(12.0)%

Total Exposure	86.3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations.
2 As of August 31, 2007.

DIREXION EVOLUTION MANAGED FUNDS  7

Expense Example
August 31, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 — August 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

	Evolution Managed Bond Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$987.90	$8.77
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Evolution All-Cap Equity Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,021.90	$9.07
Hypothetical (5% return before expenses)	1,000.00	1,016.23	9.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.78%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The expense ratio would never exceed the expense cap on an annualized basis.

8  DIREXION EVOLUTION MANAGED FUNDS

	Evolution Large Cap Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,060.80	$9.09
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Evolution Small Cap Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$957.70	$8.64
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Evolution Total Return Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$948.20	$8.89
Hypothetical (5% return before expenses)	1,000.00	1,016.08	9.20

*	Expenses are equal to the Fund’s annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The expense ratio would never exceed the expense cap on an annualized basis.

DIREXION EVOLUTION MANAGED FUNDS  9

Evolution Managed Bond Fund
Allocation of Portfolio Holdings (Unaudited)
August 31, 2007

Evolution All-Cap Equity Fund
Allocation of Portfolio Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

10  DIREXION EVOLUTION MANAGED FUNDS

Evolution Large Cap Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

Evolution Small Cap Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

DIREXION EVOLUTION MANAGED FUNDS  11

Evolution Total Return Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

12  DIREXION EVOLUTION MANAGED FUNDS

Evolution Managed Bond Fund
Schedule of Investments
August 31, 2007

Shares		Value

INVESTMENT COMPANIES - 23.9%
8,298	Alliance World Dollar Government Fund II	$106,546
11,421	BlackRock Corporate High Yield Fund VI	138,765
8,529	BlackRock Floating Rate Income Strategies Fund	142,434
7,551	BlackRock Preferred Income Strategies Fund	136,900
12,750	Calamos Convertible and High Income Fund	182,580
11,055	Calamos Convertible Opportunities and Income Fund	183,181
8,606	Evergreen Managed Income Fund	139,675
7,444	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	138,384
12,230	iShares Lehman 1-3 Year Treasury Bond Fund	992,342
17,713	iShares Lehman 7-10 Year Treasury Bond Fund	1,490,372
26,100	iShares Lehman 20+ Year Treasury Bond Fund	2,320,290
10,144	iShares Lehman Aggregate Bond Fund	1,012,574
10,878	iShares Lehman Treasury Inflation Protected Securities Fund	1,100,636
16,407	MFS Charter Income Trust	138,147
22,505	MFS Intermediate Income Trust	137,055
10,303	Neuberger Berman Income Opportunity Fund	142,491
13,151	Nicholas Applegate Convertible & Income Fund II	181,484
15,108	Nuveen Multi-Strategy Income and Growth Fund	184,318
21,823	Putnam Premier Income Trust	139,013
7,769	Templeton Emerging Markets Income Fund	105,037
6,162	Western Asset Emerging Markets Debt Fund	107,835
13,386	Western Asset High Income Fund II	137,073
11,867	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	136,945

	TOTAL INVESTMENT COMPANIES (Cost $9,162,207)	$9,494,077

Shares		Value

SHORT TERM INVESTMENTS - 73.0%
MONEY MARKET FUNDS - 1.0%

385,831	Fidelity Institutional Money Market Portfolio	$385,831

Face
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.0%
$28,613,000	Federal Home Loan Bank Discount Note, 4.283%,
	09/04/2007	$28,603,224

	TOTAL SHORT TERM INVESTMENTS (Cost $28,989,055)	$28,989,055

	Total Investments (Cost $38,151,262) - 96.9%	$38,483,132
	Other Assets in Excess of Liabilities—3.1%	1,252,407

	TOTAL NET ASSETS - 100.0%	$39,735,539

Percentages are stated as a percent of net assets.

See notes to the financial statements.

13  DIREXION EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2007

Shares		Value
COMMON STOCKS - 66.0%
AEROSPACE & DEFENSE - 0.9%

508	BE Aerospace, Inc.(a)	$19,797
1,281	Ceradyne, Inc.(a)	92,591
544	Honeywell International, Inc.	30,546
475	Lockheed Martin Corp.	47,091
2,336	Precision Castparts Corp.	304,404
472	Rockwell Collins, Inc.	32,507
507	Spirit Aerosystems Holdings, Inc.(a)	18,125
950	Teledyne Technologies, Inc.(a)	47,414

		592,475

AIR FREIGHT & LOGISTICS - 0.2%
1,441	HUB Group, Inc.(a)	48,086
1,962	Ryanair Holdings PLC - ADR(a)	81,953

		130,039

AIRLINES - 0.2%
681	AIR FRANCE - ADR	28,309
1,248	AMR Corp.(a)	30,588
977	Continental Airlines, Inc.(a)	32,495
399	UAL Corp.(a)	18,941

		110,333

AUTO COMPONENTS - 0.4%
3,231	The Goodyear Tire & Rubber Co.(a)	89,369
1,678	Johnson Controls, Inc.	189,782

		279,151

BEVERAGES - 0.2%
2,019	Coca-Cola Femsa SA de CV - ADR	81,971
803	Hansen Natural Corp.(a)	36,063

		118,034

BIOTECHNOLOGY - 0.4%
4,111	Amgen, Inc.(a)	206,002
291	Celgene Corp.(a)	18,685
410	Cephalon, Inc.(a)	30,771

		255,458

CAPITAL MARKETS - 0.7%
429	Credit Suisse Group - ADR	28,160
740	Deutsche Bank AG	91,760
269	The Goldman Sachs Group, Inc.	47,347
497	Lehman Brothers Holdings, Inc.	27,250
488	Merrill Lynch & Co., Inc.	35,966
2,209	Morgan Stanley	137,775
2,681	SWS Group, Inc.	47,561
2,549	TradeStation Group, Inc.(a)	28,217

		444,036

CHEMICALS - 0.9%
1,029	Bayer AG - ADR	81,343
1,496	Headwaters, Inc.(a)	24,714
2,949	Monsanto Co.	205,663
3,294	Praxair, Inc.	249,224

		560,944

COMMERCIAL BANKS - 7.0%
549	Allied Irish Banks PLC - ADR	28,202
2,470	Banco Bradesco SA - ADR	60,960
8,245	BanColombia SA	270,271
8,020	Bank of America Corp.	406,454
570	Barclays PLC - ADR	28,272
12,876	Central Pacific Financial Corp.	409,714
21,243	First Commonwealth Financial Corp.	233,885
13,246	First Horizon National Corp.	406,387
16,974	Frontier Financial Corp.	417,221
439	ICICI Bank Ltd. - ADR	19,514
12,281	KeyCorp	408,957
15,170	National City Corp.	408,225
20,305	Regions Financial Corp.	635,546
1,283	Unibanco - Uniao de Bancos Brasileiros SA - ADR	143,157
13,166	Wachovia Corp.	644,871

		4,521,636

COMMERCIAL SERVICES & SUPPLIES - 1.1%
3,247	Apollo Group, Inc.(a)	190,502
723	Consolidated Graphics, Inc.(a)	47,921
2,123	Gevity HR, Inc.	24,457
1,768	ITT Educational Services, Inc.(a)	194,126
1,343	Labor Ready, Inc.(a)	28,042
685	Manpower, Inc.	48,128
547	Portfolio Recovery Associates, Inc.	28,094
1,528	Pre-Paid Legal Services, Inc.(a)	84,330
805	United Stationers, Inc.(a)	47,511

		693,111

COMMUNICATIONS EQUIPMENT - 3.3%
12,678	Arris Group, Inc.(a)	192,452
6,971	Cisco Systems, Inc.(a)	222,514
1,588	CommScope, Inc.(a)	89,881
5,869	Comtech Telecommunications Corp.(a)	249,785
8,246	Corning, Inc.(a)	192,709
3,422	Harris Corp.	208,160
5,793	Juniper Networks, Inc.(a)	190,706
7,319	Nokia OYJ - ADR	240,649
10,007	QUALCOMM, Inc.	399,179
218	Research In Motion Ltd.(a)	18,619
3,145	Telefonaktiebolaget LM Ericsson - ADR	117,025

		2,121,679

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  14

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
COMPUTERS & PERIPHERALS - 2.5%
5,472	Apple Computer, Inc.(a)	$757,763
9,670	EMC Corp.(a)	190,112
506	International Business Machines Corp.	59,045
3,878	Komag, Inc.(a)	124,639
4,501	Logitech International SA(a)	122,562
3,884	Novatel Wireless, Inc.(a)	88,711
10,187	Western Digital Corp.(a)	237,968

		1,580,800

CONSTRUCTION & ENGINEERING - 0.0%
157	Foster Wheeler Ltd.(a)	18,595

CONSTRUCTION MATERIALS - 0.2%
512	Florida Rock Industries, Inc.(a)	32,005
658	Martin Marietta Materials, Inc.	88,830
375	Vulcan Materials Co.	33,754

		154,589

CONSUMER FINANCE - 0.3%
3,827	SLM Corp.	192,422

CONTAINERS & PACKAGING - 0.1%
1,307	AptarGroup, Inc.	47,483
863	Temple-Inland, Inc.	47,534

		95,017

DIVERSIFIED FINANCIAL SERVICES - 0.1%
63	CME Group, Inc.	34,952
698	ING Groep NV - ADR	28,053
591	Nasdaq Stock Market, Inc.(a)	19,302

		82,307

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
442	BT Group PLC - ADR	28,182
16,038	Citizens Communications Co.	232,711
2,856	Compania Anonima Nacionl Telefonas de Venezuela - ADR	42,126
1,194	KT Corp. - ADR(a)	28,441
2,083	Philippine Long Distance Telephone Co. - ADR	122,335
11,393	Tele Norte Leste Participacoes SA - ADR	251,671
4,613	Telecomunicacoes De Sao Paulo - ADR	150,983
3,496	Telefonos de Mexico SA de CV - ADR	123,549

		979,998

E-COMMERCE SERVICES - 0.0%
1,634	NetFlix, Inc.(a)	28,628

ELECTRIC UTILITIES - 3.9%
4,682	Ameren Corp.	237,752
4,917	CH Energy Group, Inc.	232,427
8,992	Companhia Paranaense de Energia-Copel - ADR	145,850
5,030	Consolidated Edison, Inc.	231,078
6,827	E.ON AG - ADR	382,176
8,177	Great Plains Energy, Inc.	231,736
2,451	Huaneng Power International, Inc. - ADR	113,579
5,849	Pinnacle West Capital Corp.	233,024
5,054	Progress Energy, Inc.	231,878
6,519	The Southern Co.	231,359
489	TXU Corp.	32,959
9,529	Westar Energy, Inc.	231,459

		2,535,277

ELECTRICAL EQUIPMENT - 2.2%
4,936	ABB Ltd. - ADR	121,722
738	Arrow Electronics, Inc.(a)	30,967
5,790	Avnet, Inc.(a)	227,605
3,707	Cooper Industries Ltd.	189,687
182	First Solar, Inc.(a)	18,881
10,885	LoJack Corp.(a)	207,250
7,926	Molex, Inc.	207,265
8,781	Park Electrochemical Corp.	259,566
708	Regal-Beloit Corp.	35,761
3,168	Suntech Power Holdings Co., Ltd - ADR(a)	113,256

		1,411,960

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
5,763	Amphenol Corp. - Class A	208,102
2,717	Flextronics International Ltd.(a)	30,946
6,014	LG.Philips LCD Company Ltd. - ADR(a)	128,459
683	Rogers Corp.(a)	28,133
275	Sunpower Corp.(a)	18,791
5,881	Trimble Navigation Ltd.(a)	207,658

		622,089

ENERGY EQUIPMENT & SERVICES - 1.8%
978	BJ Services Co.	24,264
379	Cameron International Corp.(a)	30,991
607	CARBO Ceramics, Inc.	28,407
2,015	Dril-Quip, Inc.(a)	94,826
263	GlobalSantaFe Corp.	18,565
1,699	National-Oilwell, Inc.(a)	217,472
6,048	Noble Corp.	296,715
2,610	Patterson-UTI Energy, Inc.	56,037
553	Pride International, Inc.(a)	19,449
2,431	Tenaris SA - ADR	114,087
1,985	Transocean, Inc.(a)	208,604
669	Unit Corp.(a)	32,821

		1,142,238

See notes to the financial statements.

15  DIREXION EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
FOOD & STAPLES RETAILING - 0.2%
946	Big Lots, Inc.(a)	$28,162
1,113	Dollar Tree Stores, Inc.(a)	48,360
1,866	Spartan Stores, Inc.	47,471

		123,993

FOOD PRODUCTS - 0.2%
1,254	Wimm Bill Dann Foods - ADR	128,359

GAS UTILITIES - 0.4%
12,301	NiSource, Inc.	231,751

HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
826	Biomet, Inc.	37,856
3,899	Hologic, Inc.(a)	207,232
6,249	Immucor, Inc.(a)	208,404
1,899	Stryker Corp.	126,853
5,145	Varian Medical Systems, Inc.(a)	207,806
692	Vital Signs, Inc.	34,697
461	Zimmer Holdings, Inc.(a)	36,110

		858,958

HEALTH CARE PROVIDERS & SERVICES - 1.3%
1,045	Amsurg Corp.(a)	24,652
1,136	CIGNA Corp.	58,708
428	Coventry Health Care, Inc.(a)	24,554
3,469	Express Scripts, Inc.(a)	189,928
445	Health Net, Inc.(a)	24,382
480	Humana, Inc.(a)	30,763
757	Laboratory Corp of America Holdings(a)	58,789
678	Lincare Holdings, Inc.(a)	24,401
537	McKesson Corp.	30,722
555	Medco Health Solutions, Inc.(a)	47,425
2,894	Odyssey HealthCare, Inc.(a)	28,303
5,928	Pharmaceutical Product Development, Inc.	207,658
442	Quest Diagnostics, Inc.	24,199
580	Sierra Health Services, Inc.(a)	24,360
904	WellCare Health Plans, Inc.(a)	89,225

		888,069

HOTELS RESTAURANTS & LEISURE - 0.7%
8,941	Carnival Corp.	407,620
152	Wynn Resorts Ltd	18,807

		426,427

HOUSEHOLD DURABLES - 0.9%
20,312	Furniture Brands International, Inc.	231,151
3,357	Koninklijke Philips Electronics NV - ADR	132,769
6,982	Matsushita Electric Industrial Co. Ltd. - ADR	121,906
972	Sony Corp. - ADR	46,442
301	Whirlpool Corp.	29,019

		561,287

HOUSEHOLD PRODUCTS - 0.1%
550	The Procter & Gamble Co.	35,920

INDUSTRIAL CONGLOMERATES - 0.4%
654	3M Co.	59,507
3,272	Textron, Inc.	190,888
716	Tyco International Ltd.	31,619

		282,014

INSURANCE - 1.7%
1,023	ACE Ltd.	59,088
1,540	Aegon NV - ADR	28,059
1,310	Allianz AG - ADR	28,139
7,856	Arthur J. Gallagher & Co.	231,988
1,750	China Life Insurance Company Ltd. - ADR	127,627
12,940	Fidelity National Title Group, Inc. - Class A	235,379
1,708	Philadelphia Consolidated Holding Corp.(a)	68,354
575	Reinsurance Group of America, Inc.	31,228
3,269	XL Capital Ltd. - Class A	249,098
839	Zenith National Insurance Corp.	36,169

		1,095,129

INTERNET & CATALOG RETAIL - 0.6%
2,608	Amazon.com, Inc.(a)	208,405
6,136	eBay, Inc.(a)	209,238

		417,643

INTERNET SOFTWARE & SERVICES - 1.6%
568	Akamai Technologies, Inc.(a)	18,301
1,153	Baidu.com, Inc. - ADR(a)	240,055
436	Google, Inc.(a)	224,649
5,607	j2 Global Communications, Inc.(a)	190,638
1,980	United Online, Inc.	28,452
4,454	Valueclick, Inc.(a)	89,258
10,710	Websense, Inc.(a)	220,305

		1,011,658

IT SERVICES - 0.4%
867	Global Payments, Inc.	34,229
1,698	Infosys Technologies Ltd. - ADR	81,012
1,473	Mantech International Corp. - Class A(a)	52,674
2,077	MPS Group, Inc.(a)	28,580
1,729	SYKES Enterprises, Inc.(a)	28,511

		225,006

LEISURE EQUIPMENT & PRODUCTS - 0.0%
419	Fujifilm Holdings Corp. - ADR	18,587

LIFE SCIENCES TOOLS & SERVICES - 0.4%
639	Techne Corp.(a)	40,263
2,326	Ventana Medical Systems(a)	190,244

		230,507

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  16

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
MACHINERY - 3.9%
564	Astec Industries, Inc.(a)	$28,527
5,226	Caterpillar, Inc.	395,974
2,510	CNH Global NV	128,035
3,079	Danaher Corp.	239,115
348	Deere & Co.	47,349
4,218	Dover Corp.	208,369
2,234	Eaton Corp.	210,487
5,149	Graco, Inc.	208,071
3,655	Ingersoll-Rand Company Ltd. - Class A	189,804
4,487	The Manitowoc Company, Inc.	356,672
1,631	Paccar, Inc.	139,532
1,950	Parker Hannifin Corp.	209,567
2,612	Reliance Steel & Aluminum Co.	138,358

		2,499,860

MEDIA - 1.4%
741	Discovery Holding Co.(a)	18,614
597	The E.W. Scripps Company	24,537
10,989	Entercom Communications Corp.	234,066
515	Gannett Co., Inc.	24,205
4,422	Grupo Televisa SA - ADR	115,237
23,512	Lee Enterprises, Inc.	408,403
2,219	Tribune Co.	61,134

		886,196

MEDICAL DEVICES - 0.3%
870	Intuitive Surgical, Inc.(a)	192,514

METALS & MINING - 2.3%
780	AK Steel Holding Corp.(a)	31,200
2,380	Aluminum Corporation of China Ltd. - ADR	161,340
485	AngloGold Ashanti Ltd. - ADR	18,930
426	Arcelor Mittal - ADR	28,201
2,005	BHP Billiton Ltd. - ADR	126,616
985	Brush Engineered Materials, Inc.(a)	47,575
1,036	Chaparral Steel Co.	88,578
1,165	Cleveland-Cliffs, Inc.	88,855
1,442	Companhia Siderurgica Nacional SA - ADR	81,343
1,047	Freeport-McMoRan Copper & Gold, Inc.	91,529
1,238	Gold Fields Ltd. - ADR	18,768
1,927	Harmony Gold Mining Co. Ltd. - ADR(a)	17,247
2,240	Nucor Corp.	118,496
2,027	POSCO ADR - ADR(a)	310,759
442	Rio Tinto PLC - ADR	121,462
539	RTI International Metals, Inc.(a)	37,579
3,831	Sterlite Industries India Ltd - ADR(a)	61,258
929	Ternium Sa - ADR	28,334

		1,478,070

MULTILINE RETAIL - 0.2%
460	J.C. Penney Co., Inc.	31,630
1,135	Kohl’s Corp.(a)	67,305
977	Nordstrom, Inc.	46,994

		145,929

MULTI-UTILITIES - 1.0%
370	Constellation Energy Group, Inc.	30,688
12,657	Duke Energy Corp.	232,129
2,350	Energen Corp.	126,195
8,458	Vectren Corp.	230,904

		619,916

OFFICE ELECTRONICS - 0.1%
2,792	Xerox Corp.(a)	47,827

OIL, GAS & CONSUMABLE FUELS - 2.6%
1,517	BG Group PLC - ADR	121,026
417	BP PLC - ADR	28,089
987	Cabot Oil & Gas Corp.	32,907
3,357	Chevron Corp.	294,610
1,107	China Petroleum & Chemical Corp. - ADR	121,936
1,230	Exxon Mobil Corp.	105,448
1,754	Frontier Oil Corp.	71,967
509	Hess Corp.	31,237
2,422	Marathon Oil Corp.	130,521
3,303	Norsk Hydro ASA - ADR	121,451
827	Overseas Shipholding Group, Inc.	59,048
836	PetroChina Company Ltd. - ADR	120,660
3,776	Petroleo Brasileiro SA - ADR	233,508
501	Range Resources Corp.	18,191
363	Royal Dutch Shell PLC - ADR	28,078
977	Statoil ASA - ADR	28,118
833	Sunoco, Inc.	60,926
631	Tesoro Petroleum Corp.	31,127
447	Valero Energy Corp.	30,624
599	XTO Energy, Inc.	32,562

		1,702,034

PAPER & FOREST PRODUCTS - 0.3%
2,291	Aracruz Celulose SA	143,027
1,198	Votorantim Celulose e Papel SA - ADR	28,009

		171,036

PERSONAL PRODUCTS - 0.6%
2,012	The Estee Lauder Companies, Inc.	83,679
6,475	Mannatech, Inc.	53,354
6,392	USANA Health Sciences, Inc.(a)	243,407

		380,440

See notes to the financial statements.

17  DIREXION EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
PHARMACEUTICALS - 1.0%
3,015	Bradley Pharmaceuticals, Inc.(a)	$58,973
1,771	Dr. Reddy’s Laboratories Ltd. - ADR	28,159
883	Endo Pharmaceuticals Holdings, Inc.(a)	28,150
1,624	King Pharmaceuticals, Inc.(a)	24,409
9,326	Pfizer, Inc.	231,658
1,865	Shire Pharmaceuticals PLC - ADR	146,850
3,702	Teva Pharmaceutical Industries Ltd. - ADR	159,186

		677,385

REAL ESTATE INVESTMENT TRUSTS - 1.8%
347	Boston Properties, Inc.	34,724
8,539	Cousins Properties, Inc.	234,566
8,924	Equity One, Inc.	233,452
9,895	National Retail Properties, Inc.	232,434
19,980	Senior Housing Properties Trust	406,393

		1,141,569

RETAIL - DISCOUNT - 0.1%
729	Target Corp.	48,063

RETAIL - FOOD - 0.0%
678	Schering Plough Corporation	20,354

ROAD & RAIL - 0.0%
279	Union Pacific Corp.	31,128

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.6%
1,299	Altera Corp.	30,929
8,127	ASML Holding NV - ADR(a)	241,128
2,003	Brooks Automation, Inc.(a)	28,342
13,201	Diodes, Inc.(a)	400,122
11,853	Intevac, Inc.(a)	193,678
3,463	Ja Solar Holdings Co Ltd - ADR(a)	126,988
623	KLA-Tencor Corp.	35,804
5,166	Lam Research Corp.(a)	277,053
5,628	Linear Technology Corp.	191,296
3,613	MEMC Electronic Materials, Inc.(a)	221,911
2,584	Micrel, Inc.	28,295
7,301	NVIDIA Corp.(a)	373,519
2,215	Rudolph Technologies, Inc.(a)	28,418
2,163	Varian Semiconductor Equipment Associates, Inc.(a)	120,328

		2,297,811

SOFTWARE - 3.1%
9,865	Autodesk, Inc.(a)	456,947
7,450	Blackbaud, Inc.	188,261
9,631	Cadence Design Systems, Inc.(a)	209,185
10,978	Compuware Corp.(a)	89,032
2,218	Informatica Corp.(a)	30,963
980	Manhattan Associates, Inc.(a)	28,302
3,427	MICRO Systems, Inc.(a)	206,785
13,872	Oracle Corp.(a)	281,324
923	Progress Software Corp.(a)	28,170
5,210	Quality Systems, Inc.	191,989
966	Red Hat, Inc.(a)	18,789
458	Salesforce.com, Inc.(a)	18,517
4,466	SAP AG - ADR	241,477

		1,989,741

SPECIALTY RETAIL - 1.1%
418	Abercrombie & Fitch Co. - Class A	32,897
2,289	Aeropostale, Inc.(a)	47,382
4,556	American Eagle Outfitters, Inc.	117,681
1,284	The Cato Corp.	28,338
2,410	Christopher & Banks Corp.	29,113
732	Dick’s Sporting Goods, Inc.(a)	47,507
1,786	Gamestop Corp New(a)	89,550
935	Gymboree Corp.(a)	37,484
939	Men’s Wearhouse, Inc.	47,588
1,234	Office Depot, Inc.(a)	30,171
3,774	RadioShack Corp.	89,708
1,112	Ross Stores, Inc.	30,947
1,414	Select Comfort Corp.(a)	24,250
688	The Sherwin-Williams Co.	47,479
921	Sonic Automotive, Inc.	24,499

		724,594

TEXTILES, APPAREL & LUXURY GOODS - 1.0%
2,013	Coach, Inc.(a)	89,639
6,044	Crocs, Inc.(a)	356,838
1,182	K-Swiss, Inc. - Class A	28,510
1,189	Nike, Inc. - Class B	66,988
1,613	Polo Ralph Lauren Corp.	121,846

		663,821

THRIFTS & MORTGAGE FINANCE - 0.4%
13,138	New York Community Bancorp, Inc.	232,411

TOBACCO - 0.2%
11,505	Alliance One International, Inc.(a)	88,589
367	Reynolds American, Inc.	24,266

		112,855

TRADING COMPANIES & DISTRIBUTORS - 0.3%
2,083	W.W. Grainger, Inc.	190,824

WATER UTILITIES - 0.2%
2,617	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	128,312

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  18

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
1,353	America Movil SA de CV, Series L - ADR	$81,802
460	American Tower Corp. - Class A(a)	18,225
1,898	China Mobile Hong Kong Ltd. - ADR	128,665
6,471	China Unicom Ltd. - ADR	122,949
233	Leap Wireless International, Inc.(a)	16,893
3,660	Mobile TeleSystems - ADR(a)	242,146
3,402	Vimpel-Communications - ADR	83,009
3,957	Vodafone Group PLC - ADR	128,207

		821,896

	TOTAL COMMON STOCKS (Cost $41,204,195)	$42,410,710

INVESTMENT COMPANIES - 0.8%
3,923	iShares MSCI Emerging Markets Index Fund	525,133

	TOTAL INVESTMENT COMPANIES (Cost $530,919)	$525,133

SHORT TERM INVESTMENTS - 44.6%
MONEY MARKET FUNDS - 0.5%
310,705	Fidelity Institutional Money Market Portfolio	$310,705

Face
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.1%
$28,312,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	$28,302,327

	TOTAL SHORT TERM INVESTMENTS (Cost $28,613,032)	$28,613,032

	Total Investments (Cost $70,348,146) - 111.4%	$71,548,875
	Liabilities in Excess of Other Assets—(11.4)%	(7,301,494)

	TOTAL NET ASSETS - 100.0%	$64,247,381

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-income producing security.

See notes to the financial statements.

19  DIREXION EVOLUTION MANAGED FUNDS

Direxion Evolution Large Cap Fund
Schedule of Investments
August 31, 2007

Shares		Value
COMMON STOCKS - 60.5% AEROSPACE & DEFENSE - 0.7%
628	DRS Technologies, Inc.	$32,957
491	Goodrich Corp.	31,012
2,586	Honeywell International, Inc.	145,204
820	L-3 Communications Holdings, Inc.	80,778
803	Lockheed Martin Corp.	79,609
381	Northrop Grumman Corp.	30,038
456	Rockwell Collins, Inc.	31,405

		431,003

AIR FREIGHT & LOGISTICS - 0.3%
771	FedEx Corp.	84,563
535	Ryanair Holdings PLC - ADR(a)	22,347
1,120	United Parcel Service, Inc. - Class B	84,963

		191,873
AIRLINES - 1.1%
506	Air France - ADR	21,034
1,280	Copa Holdings Sa	62,042
19,495	Delta Air Lines, Inc.(a)	329,076
18,702	Northwest Airls Corp.(a)	347,483

		759,635
AUTO COMPONENTS - 0.7%
11,970	The Goodyear Tire & Rubber Co.(a)	331,090
1,078	Johnson Controls, Inc.	121,922

		453,012
AUTOMOBILES - 0.1%
877	Harley-Davidson, Inc.	47,174
BEVERAGES - 0.0%
523	Coca-Cola Femsa SA de CV - ADR	21,234
BIOTECHNOLOGY - 0.2%
2,012	Cephalon, Inc.(a)	151,001
CAPITAL MARKETS - 1.5%
5,737	Allied Capital Corp.	171,077
304	Credit Suisse Group - ADR	19,955
336	Deutsche Bank AG	41,664
18,456	E*Trade Financial Corp.(a)	287,545
931	Federated Investors, Inc.	32,687
230	Franklin Resources, Inc.	30,307
454	The Goldman Sachs Group, Inc.	79,909
3,517	Morgan Stanley	219,355
487	Nuveen Investments, Inc.	30,282
1,190	SEI Investments Co.	30,190
575	T. Rowe Price Group, Inc.	29,509

		972,480
CHEMICALS - 2.0%
1,803	Airgas, Inc.	83,335
2,140	Albemarle Corp.	86,606
271	Bayer AG - ADR	21,423
812	Celanese Corp.	29,167
438	Cytec Industries, Inc.	29,083
1,748	E.I. du Pont de Nemours & Co.	85,215
1,163	Huntsman Corp.	30,180
679	Monsanto Co.	47,353
8,364	Mosaic Co.(a)	351,455
1,160	PPG Industries, Inc.	85,086
2,255	Praxair, Inc.	170,613
893	Rohm & Haas Co.	50,490
6,161	Sigma-Aldrich Corp.	276,013

		1,346,019
COMMERCIAL BANKS - 2.1%
384	Allied Irish Bks P L C - ADR	19,726
1,799	Banco Bradesco SA	44,399
5,854	BanColombia SA	191,894
1,150	Bank of America Corp.	58,282
399	Barclays PLC - ADR	19,791
4,247	BB&T Corp.	168,733
1,869	First Horizon National Corp.	57,341
1,719	KeyCorp	57,243
8,185	National City Corp.	220,259
7,271	Regions Financial Corp.	227,582
578	Uniao de Bancos Brasileiros SA	64,493
2,617	Valley National Bancorp	59,406
4,787	Wachovia Corp.	234,467

		1,423,616
COMMERCIAL SERVICES & SUPPLIES - 0.8%
2,818	Apollo Group, Inc.(a)	165,332
336	Dun & Bradstreet Corp.	32,777
740	ITT Educational Services, Inc.(a)	81,252
1,120	Manpower, Inc.	78,691
2,297	Rollins, Inc.	61,008
6,371	Steelcase, Inc.	112,385

		531,445
COMMUNICATIONS EQUIPMENT - 1.3%
5,742	Cisco Systems, Inc.(a)	183,285
9,474	Corning, Inc.(a)	221,407
536	Harris Corp.	32,605
5,235	Nokia OYJ - ADR	172,127
5,624	QUALCOMM, Inc.	224,341
1,211	Telefonaktiebolaget LM Ericsson - ADR	45,061

		878,826
COMPUTERS & PERIPHERALS - 1.7%
4,661	Apple Computer, Inc.(a)	645,455
9,123	EMC Corp.(a)	179,358
1,740	Hewlett-Packard Co.	85,869
737	International Business Machines Corp.	86,001
2,462	Logitech International SA(a)	67,040
1,097	SanDisk Corp.(a)	61,498

		1,125,221
CONSTRUCTION & ENGINEERING - 0.9%
3,971	Foster Wheeler Ltd(a)	470,325
1,276	McDermott International, Inc.(a)	122,483

		592,808

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  20

Direxion Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
CONSTRUCTION MATERIALS - 0.1%
1,270	Eagle Materials, Inc.	$48,209
CONSUMER FINANCE - 0.2%
2,427	SLM Corp.	122,030
CONTAINERS & PACKAGING - 0.1%
1,445	Temple-Inland, Inc.	79,591
DIVERSIFIED FINANCIAL SERVICES - 0.6%
2,754	AmeriCredit Corp.(a)	47,672
504	ING Groep NV - ADR	20,256
2,632	IntercontinentalExchange, Inc.(a)	383,930

		451,858
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
3,028	Compania Anonima Nacionl Tel - ADR	44,663
900	KT Corp. - ADR(a)	21,438
1,195	Philippine Long Distance Telephone Co. - ADR	70,182
8,895	Tele Norte Leste Participacoes SA	196,490
2,656	Telecomunicacoes De Sao Paulo	86,931
1,888	Telefonos de Mexico SA de CV - ADR	66,722
4,187	Verizon Communications, Inc.	175,352

		661,778
ELECTRIC UTILITIES - 2.5%
3,404	Ameren Corp.	172,855
4,199	Companhia Paranaense de Energia-Copel	68,108
5,607	Consolidated Edison, Inc.	257,585
4,328	E.ON AG - ADR	242,281
5,864	Great Plains Energy, Inc.	166,186
1,041	Huaneng Power International, Inc. - ADR	48,240
4,346	Pinnacle West Capital Corp.	173,145
3,763	Progress Energy, Inc.	172,646
7,396	Puget Energy, Inc.	172,549
4,843	The Southern Co.	171,878

		1,645,473
ELECTRICAL EQUIPMENT - 1.6%
2,753	ABB Ltd. - ADR	67,889
6,986	Arrow Electronics, Inc.(a)	293,133
11,127	Avnet, Inc.(a)	437,402
1,166	First Solar, Inc.(a)	120,961
2,064	General Cable Corp.(a)	120,083
1,229	Suntech Power Holdings Co., Ltd - ADR(a)	43,937

		1,083,405
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
7,048	Dolby Laboratories, Inc.(a)	256,759
5,921	LG.Philips LCD Company Ltd. - ADR(a)	126,472
652	Mettler Toledo International, Inc.(a)	61,490
11,950	Solectron Corp.(a)	46,366
5,463	Sunpower Corp.(a)	373,287

		864,374
ENERGY EQUIPMENT & SERVICES - 3.1%
2,411	BJ Services Co.	59,817
1,898	Cameron International Corp.(a)	155,199
1,366	Dril-Quip, Inc.(a)	64,284
904	ENSCO International, Inc.	49,015
1,377	Global Industries Ltd.(a)	33,296
2,161	GlobalSantaFe Corp.	152,545
1,588	Grant Prideco, Inc.(a)	87,816
2,734	Helmerich & Payne, Inc.	86,094
2,891	Nabors Industries Ltd.(a)	85,545
2,148	National-Oilwell, Inc.(a)	274,944
5,374	Noble Corp.	263,648
2,714	Patterson-UTI Energy, Inc.	58,270
12,989	Reliant Energy, Inc.(a)	331,349
948	Tenaris SA - ADR	44,490
1,272	Tidewater, Inc.	83,252
1,169	Transocean, Inc.(a)	122,850
1,769	Unit Corp.(a)	86,787

		2,039,201
FOOD & STAPLES RETAILING - 0.7%
2,290	Big Lots, Inc.(a)	68,173
1,003	Costco Wholesale Corp.	61,935
3,554	Dollar Tree Stores, Inc.(a)	154,421
1,809	The Kroger Co.	48,083
9,062	Rite Aid Corp.(a)	45,945
997	Walgreen Co.	44,935
1,383	Wal-Mart Stores, Inc.	60,340

		483,832
FOOD PRODUCTS - 0.4%
1,773	ConAgra Foods, Inc.	45,584
1,238	The Hershey Co.	57,567
1,269	McCormick & Co, Inc.	45,481
1,249	Wimm Bill Dann Foods Ojsc - ADR	127,847

		276,479
GAS UTILITIES - 0.5%
6,207	Atmos Energy Corp.	174,479
9,267	NiSource, Inc.	174,590

		349,069
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
604	C.R. Bard, Inc.	50,367
570	Kinetic Concepts, Inc.(a)	34,263
927	Medtronic, Inc.	48,983
896	Stryker Corp.	59,853

		193,466
HEALTH CARE PROVIDERS & SERVICES - 1.2%
1,005	Coventry Health Care, Inc.(a)	57,657
1,077	Health Net, Inc.(a)	59,009
3,791	Laboratory Corp Of America Holdings(a)	294,409

See notes to the financial statements.

21  DIREXION EVOLUTION MANAGED FUNDS

Direxion Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
HEALTH CARE PROVIDERS & SERVICES - 1.2% (Continued)
1,575	Lincare Holdings, Inc.(a)	$56,684
2,508	McKesson Corp.	143,483
944	Medco Health Solutions, Inc.(a)	80,665
1,058	Quest Diagnostics, Inc.	57,925
1,377	Sierra Health Services, Inc.(a)	57,834

		807,666
HOTELS RESTAURANTS & LEISURE - 0.6%
890	Choice Hotels International, Inc.	33,357
4,108	MGM Mirage(a)	344,949

		378,306
HOUSEHOLD DURABLES - 0.9%
1,635	Fortune Brands, Inc.	135,852
2,868	Garmin Ltd.	292,048
1,142	Koninklijke Philips Electronics NV - ADR	45,166
3,749	Matsushita Electric Industrial Co. Ltd. - ADR	65,458
1,528	The Stanley Works	86,699

		625,223
HOUSEHOLD PRODUCTS - 0.6%
476	Colgate-Palmolive Co.	31,568
487	Energizer Holdings, Inc.(a)	51,588
5,225	The Procter & Gamble Co.	341,245

		424,401

INDUSTRIAL CONGLOMERATES - 0.5%
1,512	3M Co.	137,577
811	General Electric Co.	31,523
2,106	Textron, Inc.	122,864

		291,964

INSURANCE - 2.8%
520	ACE Ltd.	30,035
1,112	Aegon NV - ADR	20,261
933	Allianz AG - ADR	20,041
2,025	American Financial Group, Inc.	57,105
5,628	Arthur J. Gallagher & Co.	166,195
1,615	Axis Capital Holdings Ltd	58,301
10,651	Brown & Brown, Inc.	286,725
1,790	China Life Insurance Company Ltd. - ADR	130,545
757	Endurance Specialty Holdings Ltd	30,182
312	Everest Re Group Ltd.	31,786
8,705	Fidelity National Title Group, Inc. - Class A	158,344
405	Loews Corp. - Carolina Group	30,828
802	MBIA, Inc.	48,120
7,544	Philadelphia Consolidated Holding Corp.(a)	301,911
524	RenaissanceRe Holdings Ltd.	30,015
4,603	Torchmark Corp.	283,361
2,341	XL Cap Ltd	178,384

		1,862,139
INTERNET & CATALOG RETAIL - 1.2%
5,797	Amazon.com, Inc.(a)	463,238
11,203	Expedia, Inc.(a)	334,410

		797,648

INTERNET SOFTWARE & SERVICES - 0.6%
816	Baidu.com, Inc. - ADR(a)	169,891
429	Google, Inc.(a)	221,042
1,017	VeriSign, Inc.(a)	32,748

		423,681
IT SERVICES - 1.5%
3,521	Accenture Ltd.	145,100
377	Cognizant Technology Solutions Corp.(a)	27,713
455	Infosys Technologies Ltd - ADR	21,708
3,719	Mastercard, Inc.	509,466
667	Paychex, Inc.	29,635
10,263	Total System Services, Inc.	284,696

		1,018,318
MACHINERY - 2.0%
1,134	Caterpillar, Inc.	85,923
2,565	CNH Global N V	130,841
636	Deere & Co.	86,534
907	Eaton Corp.	85,458
726	Graco, Inc.	29,338
898	Illinois Tool Works, Inc.	52,237
3,912	Ingersoll-Rand Company Ltd. - Class A	203,150
1,138	Joy Global, Inc.	49,378
379	Kennametal, Inc.	30,570
984	Paccar, Inc.	84,181
1,590	Parker Hannifin Corp.	170,877
3,244	Reliance Steel & Aluminum Co.	171,835
815	Timken Co.	28,981
1,448	Toro Co.	85,649

		1,294,952
MEDIA - 0.7%
1,369	CTC Media, Inc.(a)	31,487
1,447	The E.W. Scripps Company	59,472
1,189	Gannett Co., Inc.	55,883
1,791	Grupo Televisa SA - ADR	46,673
2,364	Harte-Hanks, Inc.	57,162
2,313	Hearst-Argyle Television, Inc.	59,143
269	Liberty Media Holdings Corp.(a)	29,318
2,434	Meredith Corp.	136,061

		475,199
MEDICAL INSTRUMENTS - 0.1%
384	Zimmer Holdings, Inc.(a)	30,079
METALS & MINING - 3.9%
11,746	AK Steel Holding Corp.(a)	469,840
2,339	Alcoa, Inc.	85,444
509	Allegheny Technologies, Inc.	50,590
2,029	Aluminum Corporation of China Ltd. - ADR	137,546
336	Arcelor Mittal - ADR	22,243

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  22

Direxion Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
METALS & MINING - 3.9% (Continued)
2,001	BHP Billiton Ltd. - ADR	$126,363
4,841	Cleveland-Cliffs, Inc.	369,223
419	Companhia Siderurgica Nacional SA - ADR	23,636
711	Freeport-McMoRan Copper & Gold, Inc.	62,156
4,221	Nucor Corp.	223,291
1,582	POSCO - ADR(a)	242,536
240	Rio Tinto PLC - ADR	65,952
6,206	Southern Copper Corp.	653,181
2,854	Sterlite Industries India Ltd. - ADR(a)	45,635
700	Ternium Sa - ADR	21,350

		2,598,986
MULTILINE RETAIL - 0.4%
2,561	Kohl’s Corp.(a)	151,867
1,691	Nordstrom, Inc.	81,337

		233,204
MULTI- UTILITIES - 1.0%
1,755	Constellation Energy Group, Inc.	145,560
9,358	Duke Energy Corp.	171,626
567	Energen Corp.	30,448
1,172	Energy East Corp.	31,281
1,694	Integrys Energy Group, Inc.	84,988
6,372	Vectren Corp.	173,955

		637,858
OFFICE ELECTRONICS - 0.1%
4,813	Xerox Corp.(a)	82,447

OIL, GAS & CONSUMABLE FUELS - 3.4%
855	BG Group PLC - ADR	68,212
310	BP PLC - ADR	20,882
920	Cabot Oil & Gas Corp.	30,673
3,602	Chevron Corp.	316,112
607	China Petroleum & Chemical Corp. - ADR	66,861
1,043	ConocoPhillips	85,411
1,957	Exxon Mobil Corp.	167,774
5,694	Frontier Oil Corp.	233,625
2,620	Holly Corp.	174,623
4,307	Marathon Oil Corp.	232,104
836	Noble Energy, Inc.	50,218
1,829	Norsk Hydro ASA - ADR	67,252
2,120	Occidental Petroleum Corp.	120,183
1,548	Overseas Shipholding Group, Inc.	110,527
442	PetroChina Company Ltd. - ADR	63,794
1,464	Petroleo Brasileiro SA - ADR	90,534
271	Royal Dutch Shell PLC - ADR	20,962
745	Statoil ASA - ADR	21,441
2,098	Sunoco, Inc.	153,448
1,644	Tesoro Petroleum Corp.	81,098
1,246	Valero Energy Corp.	85,363
537	Western Refining, Inc.	27,838

		2,288,935
PAPER & FOREST PRODUCTS - 0.1%
1,090	Aracruz Celulose SA	68,049
922	Votorantim Celulose e Papel SA - ADR	21,556

		89,605
PERSONAL PRODUCTS - 0.3%
2,715	The Estee Lauder Companies, Inc.	112,917
1,379	Herbalife Ltd.	58,538

		171,455
PHARMACEUTICALS - 1.2%
1,289	Dr. Reddy’s Laboratories Ltd. ADR - ADR	20,495
2,688	Johnson & Johnson	166,091
7,418	King Pharmaceuticals, Inc.(a)	111,493
7,159	Pfizer, Inc.	177,830
1,651	Shire Pharmaceuticals PLC - ADR	130,000
3,490	Teva Pharmaceutical Industries Ltd. - ADR	150,070
1,097	Wyeth	50,791

		806,770
REAL ESTATE INVESTMENT TRUSTS - 0.5%
4,128	Equity Residential	166,111
4,338	Plum Creek Timber Co. Inc.	181,892

		348,003
RETAIL - DISCOUNT - 0.1%
1,299	Target Corp.	85,643

ROAD & RAIL - 0.6%
612	Burlington Northern Santa Fe Corp.	49,664
2,626	Norfolk Southern Corp.	134,477
2,065	Old Dominion Freight Line, Inc.(a)	59,472
1,336	Union Pacific Corp.	149,058

		392,671

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.9%
6,401	Altera Corp.	152,408
5,756	ASML Holding NV - ADR(a)	170,781
9,731	Atmel Corp.(a)	51,574
3,629	Ja Solar Holdings Co. Ltd. - ADR(a)	133,075
5,292	Lam Research Corp.(a)	283,810
6,468	Linear Technology Corp.	219,847
6,555	MEMC Electronic Materials, Inc.(a)	402,608
7,679	Microchip Technology, Inc.	295,795
14,009	NVIDIA Corp.(a)	716,701
2,649	Varian Semiconductor Equipment Associates, Inc.(a)	147,364

		2,573,963
SOFTWARE - 1.6%
4,740	Autodesk, Inc.(a)	219,557
3,642	Compuware Corp.(a)	29,537
1,058	Factset Research Systems, Inc.	63,406
1,759	Intuit, Inc.(a)	48,038

See notes to the financial statements.

23  DIREXION EVOLUTION MANAGED FUNDS

Direxion Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
SOFTWARE - 1.6% (Continued)
1,043	NAVTEQ Corp.(a)	$65,709
20,306	Oracle Corp.(a)	411,806
2,099	Red Hat, Inc.(a)	40,825
3,221	SAP AG - ADR	174,159

		1,053,037
SPECIALTY RETAIL - 1.9%
1,025	Abercrombie & Fitch Co. - Class A	80,668
2,356	Advance Auto Parts	83,779
2,317	American Eagle Outfitters, Inc.	59,848
1,289	Bed Bath & Beyond, Inc.(a)	44,651
1,299	Dick’s Sporting Goods, Inc.(a)	84,305
2,396	Petsmart, Inc.	83,141
14,168	RadioShack Corp.	336,773
2,008	The Sherwin-Williams Co.	138,572
12,400	Staples, Inc.	294,500
574	Weight Watchers International, Inc.	29,814

		1,236,051
TELECOMMUNICATION SERVICES - 0.0%
332	BT Group PLC - ADR	21,168
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
4,089	Coach, Inc.(a)	182,083
7,967	Crocs, Inc.(a)	470,372
3,274	Nike, Inc. - Class B	184,457

		836,912
THRIFTS & MORTGAGE FINANCE - 0.3%
9,679	New York Community Bancorp, Inc.	171,222
2,608	Radian Group, Inc.	46,005

		217,227
TOBACCO - 0.1%
886	Reynolds American, Inc.	58,582
TRADING COMPANIES & DISTRIBUTORS - 0.2%
2,944	MSC Industrial Direct Co., Inc. - Class A	152,499
WATER UTILITIES - 0.2%
2,655	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	130,175
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
359	America Movil SA de CV, Series L - ADR	21,705
1,980	China Mobile Hong Kong Ltd. - ADR	134,224
3,528	China Unicom Ltd. - ADR	67,032
2,599	Mobile TeleSystems - ADR(a)	171,950
994	OAO Vimpel-Communications - ADR	24,254
815	Telephone & Data Systems, Inc.	52,771
3,984	Vodafone Group PLC - ADR	129,082

		601,018

	TOTAL COMMON STOCKS (Cost $38,835,810)	$40,269,897
INVESTMENT COMPANIES - 17.5%
377,824	Powershares High Yield Equity Dividend Achievers Portfolio	5,640,912

52,629	iShares DJ Select Dividend Index Fund	3,636,138

17,714	DIAMONDS Trust, Series I	2,361,985

	TOTAL INVESTMENT COMPANIES (Cost $11,508,142)	$11,639,035
SHORT TERM INVESTMENTS - 27.4%
MONEY MARKET FUNDS - 0.5%
368,490	Fidelity Institutional Money Market Portfolio	368,490

Face
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.9%
$17,908,000	Federal Home Loan Bank Discount Note, 4.283%, 9/4/2007	$17,901,882

	TOTAL SHORT TERM INVESTMENTS (Cost $18,270,372)	$18,270,372

	TOTAL INVESTMENTS (Cost $68,614,324) - 105.4%	$70,179,304
	Liabilities in Excess of Other Assets—(5.4)%	(3,609,460)

	TOTAL NET ASSETS - 100.0%	$66,569,844

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  24

Evolution Small Cap Fund
Schedule of Investments
August 31, 2007

Shares		Value
COMMON STOCKS - 33.5%
AEROSPACE & DEFENSE - 0.2%
300	AAR Corp.(a)	$9,420
171	Ceradyne, Inc.(a)	12,360
212	Moog, Inc.(a)	9,025
426	Teledyne Technologies, Inc.(a)	21,261

		52,066

AIR FREIGHT & LOGISTICS - 0.0%
263	HUB Group, Inc.(a)	8,776

AIRLINES - 0.3%
3,980	Skywest, Inc.	100,017

BIOTECHNOLOGY - 0.5%
9,190	Halozyme Therapeutics, Inc.(a)	80,964
1,682	Pharmion Corp.(a)	68,979

		149,943

BUILDING PRODUCTS - 0.6%
133	Ameron International Corp.	12,701
3,945	Apogee Enterprises, Inc.	99,296
460	Gibraltar Industries, Inc.	9,191
1,457	NCI Building Systems, Inc.(a)	67,590
237	Universal Forest Products, Inc.	8,838

		197,616

CAPITAL MARKETS - 0.9%
4,297	MCG Capital Corp.	62,392
3,975	SEI Investments Co.	100,846
487	SWS Group, Inc.	8,639
3,938	Waddell & Reed Financial, Inc.	97,820

		269,697

CHEMICALS - 1.5%
3,110	A. Schulman, Inc.	66,989
275	Arch Chemicals, Inc.	11,913
1,271	Cf Industries Holdings, Inc.	80,493
2,599	Flotek Industries Inc.(a)	98,164
656	Landec Corp.(a)	8,856
2,303	Sensient Technologies Corp.	62,388
3,122	Terra Industries, Inc.(a)	81,078
2,783	Valhi, Inc.	65,401

		475,282

COMMERCIAL BANKS - 3.0%
4,502	Banco Latinoamericano de Exportaciones SA	84,502
3,412	Capitol Bancorp Ltd.	85,948
5,618	Citizens Banking Corp.	99,045
4,135	Community Bank System, Inc.	83,155
4,967	F.N.B. Corp.	84,340
3,339	First Charter Corp.	99,903
7,782	First Commonwealth Financial Corp.	85,680
1,156	First Community Bancorp	62,725
1,830	First Midwest Bancorp, Inc.	62,751
2,464	Frontier Financial Corp.	60,565
2,822	Glacier Bancorp, Inc.	61,971
923	Park National Corp.	83,919

		954,504
COMMERCIAL SERVICES & SUPPLIES - 1.2%
233	Brady Corp.	9,071
141	Consolidated Graphics, Inc.(a)	9,346
2,804	Fuel-tech N V(a)	81,596
312	Herman Miller, Inc.	9,054
3,429	Knoll, Inc.	65,185
3,761	Rollins, Inc.	99,892
3,120	Schawk, Inc.	67,392
152	United Stationers, Inc.(a)	8,971
338	Viad Corp.	12,084

		362,591

COMMUNICATIONS EQUIPMENT - 0.7%
4,764	Andrew Corp.(a)	67,077
937	Blue Coat Systems, Inc.(a)	78,155
2,396	Plantronics, Inc.	68,047

		213,279

COMPUTERS & PERIPHERALS - 0.2%
2,174	Imation Corp.	63,242

CONSTRUCTION & ENGINEERING - 0.6%
3,118	Perini Corp.(a)	176,479
110	Washington Group International, Inc.(a)	9,317

		185,796

CONSUMER FINANCE - 0.3%
7,578	Advance America Cash Advance Centers, Inc.	95,104

CONTAINERS & PACKAGING - 0.0%
253	Aptargroup, Inc.	9,191

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
3,107	Cogent Comm Group, Inc.(a)	77,582

ELECTRIC UTILITIES - 1.8%
3,436	Allete, Inc.	144,690
294	Black Hills Corp.	12,110
1,782	CH Energy Group, Inc.	84,235
3,612	Cleco Corp.	83,220
4,061	The Empire District Electric Co.	93,119
2,604	Idacorp, Inc.	84,552
2,605	Westar Energy, Inc.	63,275

		565,201

ELECTRICAL EQUIPMENT - 1.2%
156	Genlyte Group, Inc.(a)	11,321
9,951	GrafTech International Ltd.(a)	167,077
5,695	LoJack Corp.(a)	108,433
1,691	Woodward Governor Co.	99,312

		386,143

See notes to the financial statements.

25  DIREXION EVOLUTION MANAGED FUNDS

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
171	Rofin-Sinar Technologies, Inc.(a)	$11,914
447	SYNNEX Corp.(a)	8,904
2,409	Technitrol, Inc.	66,247

		87,065

ENERGY EQUIPMENT & SERVICES - 0.3%
543	Complete Production Services(a)	12,055
190	Gulfmark Offshore, Inc.(a)	8,711
441	Hercules Offshore, Inc.(a)	11,219
313	Hornbeck Offshore Services, Inc.(a)	11,941
379	Lufkin Industries, Inc.	21,554
295	Oil States International, Inc.(a)	12,449
371	Trico Marine Service, Inc.(a)	12,191
195	W-H Energy Services, Inc.(a)	12,394

		102,514

FOOD & STAPLES RETAILING - 0.6%
274	Ruddick Corp.	8,927
342	Spartan Stores, Inc.	8,701
2,281	Wal-Mart Stores, Inc.	99,520
3,637	Winn Dixie Stores, Inc.(a)	76,122

		193,270

FOOD PRODUCTS - 0.3%
12,167	Darling International, Inc.(a)	102,811

GAS UTILITIES - 1.1%
278	The Laclede Group, Inc.	9,074
182	New Jersey Resources Corp.	8,914
1,524	Nicor, Inc.	63,337
194	Northwest Natural Gas Co.	9,013
3,534	Piedmont Natural Gas Co.	93,298
532	South Jersey Industries, Inc.	18,040
2,162	Southwest Gas Corp.	62,720
2,946	WGL Holdings, Inc.	96,894

		361,290

HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
3,484	Align Technology, Inc.(a)	79,191
2,720	Foxhollow Technologies, Inc.(a)	66,776
1,882	Hologic, Inc.(a)	100,028
2,075	ICU Medical, Inc.(a)	78,456
2,975	Immucor, Inc.(a)	99,216
408	Medical Action Industries, Inc.(a)	9,258
3,462	Steris Corp.	97,178
1,483	Stryker Corp.	99,065
2,483	West Pharmaceutical Services, Inc.	99,444

		728,612

HEALTH CARE PROVIDERS & SERVICES - 0.3%
385	American Dental Partners, Inc.(a)	9,221
222	Inventiv Health, Inc.(a)	8,805
1,692	Landauer, Inc.	85,767

		103,793

HOTELS RESTAURANTS & LEISURE - 0.5%
233	CBRL Group, Inc.	8,719
4,057	O’Charleys, Inc.	66,048
332	Papa John’s International, Inc.(a)	8,420
2,868	Ruby Tuesday, Inc.	63,526

		146,713

HOUSEHOLD DURABLES - 1.0%
1,242	Avatar Holdings, Inc.(a)	75,489
7,428	Furniture Brands International, Inc.	84,530
8,675	La-Z-Boy, Inc.	83,627
30	Tempur-Pedic International, Inc.	867
2,096	Tupperware Corp.	64,536

		309,049

INDUSTRIAL CONGLOMERATES - 0.0%
484	Walter Industries, Inc.	12,236

INSURANCE - 1.5%
473	Aspen Insurance Holdings Ltd	11,868
2,644	Commerce Group, Inc.	84,291
295	Delphi Financial Group, Inc. - Class A	11,889
1,948	Harleysville Group, Inc.	62,843
463	Horace Mann Educators Corp.	8,954
288	Infinity Property & Casualty Corp.	11,940
477	IPC Holdings Ltd	12,125
364	James River Group, Inc.	12,121
1,004	Meadowbrook Insurance Group, Inc.(a)	8,865
165	The Midland Co.	9,037
1,053	RLI Corp.	63,338
301	United Fire & Casualty Co.	11,435
3,445	Zenith National Insurance Corp.	148,514

		457,220

INTERNET & CATALOG RETAIL - 0.3%
1,200	Priceline.com, Inc.(a)	99,576
471	Systemax, Inc.	8,761

		108,337

INTERNET SOFTWARE & SERVICES - 0.8%
2,447	Bankrate, Inc.(a)	95,751
3,155	Omniture, Inc.(a)	78,276
57,237	On2 Technologies, Inc.(a)	85,283

		259,310

IT SERVICES - 0.4%
252	Mantech International Corp. - Class A(a)	9,011
566	Perot Systems Corp.(a)	8,847
547	SYKES Enterprises, Inc.(a)	9,020
3,135	Syntel, Inc.	108,377

		135,255

LIFE SCIENCES TOOLS & SERVICES - 0.2%
4,365	Medivation, Inc.(a)	76,257

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  26

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
MACHINERY - 1.6%
3,081	Barnes Group, Inc.	$96,928
208	CIRCOR International, Inc.	8,796
4,494	Force Protection, Inc.(a)	77,432
304	Lindsay Corp.	12,321
1,973	Mueller Industries, Inc.	68,345
426	Nordson Corp.	21,389
226	Robbins & Myers, Inc.	12,245
3,612	Sun Hydraulics, Inc.	100,016
275	Watts Water Technologies, Inc. - Class A	9,741
2,661	Westinghouse Air Brake Technologies Corp.	99,708

		506,921

MARINE - 0.2%
2,059	Tbs International Limited(a)	75,174

MEDIA - 0.6%
512	Belo Corp.	8,827
28,409	Charter Communications, Inc.(a)	78,977
3,965	Entercom Communications Corp.	84,454
505	Lee Enterprises, Inc.	8,772

		181,030

METALS & MINING - 0.0%
206	Brush Engineered Materials, Inc.(a)	9,950

MULTILINE RETAIL - 0.3%
4,254	Dillard’s, Inc. - Class A	100,990

OIL, GAS & CONSUMABLE FUELS - 0.5%
295	ATP Oil & Gas Corp.(a)	12,700
369	General Maritime Corp.	9,542
2,324	Ship Finance International Ltd.	66,862
1,811	Swift Energy Co.(a)	67,405

		156,509

PERSONAL PRODUCTS - 0.7%
2,402	The Estee Lauder Companies, Inc.	99,899
1,007	Mannatech, Inc.	8,298
2,750	USANA Health Sciences, Inc.(a)	104,720

		212,917

PHARMACEUTICALS - 0.2%
3,447	Bradley Pharmaceuticals, Inc.(a)	67,423

REAL ESTATE INVESTMENT TRUSTS - 3.3%
3,203	Cousins Properties, Inc.	87,986
3,348	Equity One, Inc.	87,584
2,442	First Industrial Realty Trust, Inc.	99,585
4,911	Franklin Street Properties Corp.	84,715
4,131	Gramercy Capital Corp.	103,894
8,121	Jer Investors Trust, Inc.	100,944
6,304	National Retail Properties, Inc.	148,081
3,862	Newcastle Investment Corp.	64,264
4,315	Omega Healthcare Investors, Inc.	64,250
2,124	Post Properties, Inc.	84,769
4,960	Senior Housing Properties Trust	100,886

		1,026,958
ROAD & RAIL - 0.1%
593	Heartland Express, Inc.	9,233
320	Old Dominion Freight Line, Inc.(a)	9,216
485	Werner Enterprises, Inc.	9,026

		27,475

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.5%
3,403	Cohu, Inc.	67,345
3,371	Diodes, Inc.(a)	102,175

		169,520

SOFTWARE - 1.2%
348	Jack Henry & Associates, Inc.	9,132
1,647	MICRO Systems, Inc.(a)	99,380
379	Net 1 UEPS Technologies, Inc.(a)	9,365
2,345	SPSS, Inc.(a)	95,559
2,179	Synchronoss Technologies, Inc.(a)	75,698
2,478	VASCO Data Security International, Inc.(a)	77,611

		366,745

SPECIALTY RETAIL - 0.1%
413	Aeropostale, Inc.(a)	8,549
206	Guitar Center, Inc.(a)	11,657
173	Men’s Wearhouse, Inc.	8,768
1,042	Stein Mart, Inc.	9,149

		38,123

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
369	K-Swiss, Inc. - Class A	8,901
324	Perry Ellis International, Inc.(a)	8,842
498	UniFirst Corp.	20,607
2,879	Warnaco Group, Inc.(a)	100,477

		138,827

TOBACCO - 0.3%
3,622	Vector Group Ltd.	83,234

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
1,807	Rural Cellular Corp.(a)	77,629

	TOTAL COMMON STOCKS (Cost $10,517,696)	$10,589,187

See notes to the financial statements.

27  DIREXION EVOLUTION MANAGED FUNDS

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value
INVESTMENT COMPANIES - 2.9%
4,757	iShares Russell 2000 Value Index Fund	$364,386
3,970	iShares S&P SmallCap 600/BARRA Growth Index Fund	553,537

	TOTAL INVESTMENT COMPANIES (Cost $902,137)	$917,923

WARRANTS - 0.0%
3,847	Pegasus Wireless Warrants Expiration: March 2009, Exercise Price: $8.00	1

	TOTAL WARRANTS (Cost $0)	$1

Face
Amount
SHORT TERM INVESTMENTS - 63.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.3%
$19,708,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	$19,701,266

Shares		Value
MONEY MARKET FUNDS - 0.9%
298,422	Fidelity Institutional Money Market Portfolio	$298,423

	TOTAL SHORT TERM INVESTMENTS (Cost $19,999,689)	$19,999,689

	TOTAL INVESTMENTS (Cost $31,419,522) - 99.6%	$31,506,800
	Other Assets in Excess of Liabilities 0.4%	130,107

	TOTAL NET ASSETS - 100.0%	$31,636,907

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  28

Evolution Total Return Fund
Schedule of Investments
August 31, 2007

Shares		Value

COMMON STOCKS - 55.3%
AEROSPACE & DEFENSE - 0.2%
1,549	Honeywell International, Inc.	$86,976

AIR FREIGHT & LOGISTICS - 1.4%
8,513	United Parcel Service, Inc. - Class B	645,796

CAPITAL MARKETS - 1.2%
2,171	Allied Capital Corp.	64,739
1,568	American Capital Strategies Ltd.	64,743
2,975	Apollo Investment Corp.	64,974
3,982	Ares Cap Corp.	65,385
4,421	MCG Capital Corp.	64,193
1,216	Merrill Lynch & Co., Inc.	89,619
1,449	Morgan Stanley	90,374
3,871	Prospect Capital Corporation	64,801

		568,828

CHEMICALS - 5.3%
20,524	E.I. du Pont de Nemours & Co.	1,000,545
5,297	Olin Corp.	113,568
8,742	PPG Industries, Inc.	641,226
4,646	Praxair, Inc.	351,516
6,189	Rohm & Haas Co.	349,926

		2,456,781

COMMERCIAL BANKS - 0.9%
6,608	Chittenden Corp.	229,827
9,710	First Commonwealth Financial Corp.	106,907
2,441	Wells Fargo & Co.	89,194

		425,928

COMMERCIAL SERVICES & SUPPLIES - 1.9%
29,544	Healthcare Services Group, Inc.	632,833
5,220	Pitney Bowes, Inc.	233,177

		866,010

CONTAINERS & PACKAGING - 1.3%
11,261	Temple-Inland, Inc.	620,256

ELECTRIC UTILITIES - 3.7%
2,060	Ameren Corp.	104,607
2,922	Black Hills Corp.	120,357
2,214	CH Energy Group, Inc.	104,656
16,259	Consolidated Edison, Inc.	746,938
3,697	Great Plains Energy, Inc.	104,773
2,630	Pinnacle West Capital Corp.	104,779
4,775	PPL Corp.	230,442
2,273	Progress Energy, Inc.	104,285
2,941	The Southern Co.	104,376

		1,725,213

ELECTRICAL EQUIPMENT - 0.7%
4,785	Emerson Electric Co.	235,565
3,578	Park Electrochemical Corp.	105,766

		341,331

FINANCIAL SERVICES - 0.8%
11,740	Financial Federal Corp.	358,187

FOOD PRODUCTS - 1.5%
6,087	Campbell Soup Co.	229,784
8,356	General Mills, Inc.	466,934

		696,718

GAS UTILITIES - 3.8%
5,109	New Jersey Resources Corp.	250,239
13,346	Northwest Natural Gas Co.	620,055
18,272	South Jersey Industries, Inc.	619,603
7,631	WGL Holdings, Inc.	250,984

		1,740,881

HOTELS RESTAURANTS & LEISURE - 0.5%
4,699	McDonald’s Corp.	231,426

HOUSEHOLD DURABLES - 2.2%
12,016	Fortune Brands, Inc.	998,410

HOUSEHOLD PRODUCTS - 1.0%
7,187	The Procter & Gamble Co.	469,383

INDUSTRIAL CONGLOMERATES - 3.5%
15,234	3M Co.	1,386,142
5,976	General Electric Co.	232,287

		1,618,429

INSURANCE - 3.9%
4,903	Chubb Corp.	250,690
3,514	Commerce Group, Inc.	112,026
1,115	Everest Re Group Ltd. ADR	113,596
5,811	Horace Mann Educators Corp.	112,385
5,968	MBIA, Inc.	358,080
6,057	Protective Life Corp.	253,183
4,974	Travelers Companies, Inc.	251,386
4,764	XL Cap Ltd. ADR	363,017

		1,814,363

MACHINERY - 0.8%
6,020	Illinois Tool Works, Inc.	350,183

METALS & MINING - 0.5%
2,727	Freeport-McMoRan Copper & Gold, Inc.	238,394

MULTI-UTILITIES - 2.7%
1,053	Constellation Energy Group, Inc.	87,336
28,625	Energy East Corp.	764,001
5,402	ONEOK, Inc.	253,084
3,799	Vectren Corp.	103,712

		1,208,133

See notes to the financial statements.

29  DIREXION EVOLUTION MANAGED FUNDS

Evolution Total Return Fund
Schedule of Investments (continued)
August 31, 2007

Shares		Value

OIL, GAS & CONSUMABLE FUELS - 9.4%
18,767	Chevron Corp.	$1,646,992
12,377	ConocoPhillips	1,013,553
7,223	Exxon Mobil Corp.	619,228
15,932	Marathon Oil Corp.	858,575
1,986	Occidental Petroleum Corp.	112,586
1,207	Sunoco, Inc.	88,280

		4,339,214

PAPER & FOREST PRODUCTS - 0.5%
6,668	International Paper Co.	234,114

PERSONAL PRODUCTS - 0.3%
14,330	Mannatech, Inc.	118,079

PHARMACEUTICALS - 3.7%
4,049	Eli Lilly & Co.	232,210
18,099	Johnson & Johnson	1,118,337
7,465	Wyeth	345,630

		1,696,177

REAL ESTATE INVESTMENT TRUSTS - 0.5%
3,911	Cousins Properties, Inc.	107,435
4,455	National Retail Properties, Inc.	104,648

		212,083

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.7%
6,284	Analog Devices, Inc.	231,754
2,325	Microchip Technology, Inc.	89,559

		321,313

SPECIALTY RETAIL - 1.3%
9,018	The Sherwin-Williams Co.	622,332

TELECOMMUNICATION SERVICES - 0.2%
7,270	Citizens Communications Co.	105,488

THRIFTS & MORTGAGE FINANCE - 0.2%
5,958	New York Community Bancorp, Inc.	105,397

TOBACCO - 0.7%
4,812	Altria Group, Inc.	334,001

	TOTAL COMMON STOCKS (Cost $24,421,515)	$25,549,824

INVESTMENT COMPANIES - 43.0%
11,479	iShares GS $ InvesTop Corporate Bond Fund	1,207,705
59,530	iShares Lehman 1-3 Year Treasury Bond Fund	4,830,264
77,094	iShares Lehman 7-10 Year Treasury Bond Fund	6,486,689
17,313	iShares Lehman Aggregate Bond Fund	1,728,184
28,001	iShares Lehman Treasury Inflation Protected Securities Fund	2,833,141
29,515	PowerShares High Yield Equity Dividend Achievers Portfolio	440,659
110,456	PowerShares International Dividend Achievers Portfolio	2,262,139

	TOTAL INVESTMENT COMPANIES (Cost $19,489,427)	$19,788,781

	TOTAL INVESTMENTS (Cost $43,910,942) - 98.3%	$45,338,605
	Other Assets in Excess of Liabilities—1.70%	776,369

	TOTAL NET ASSETS - 100.0%	$46,114,974

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  30

Evolution Total Return Fund
Short Futures Contracts
August 31, 2007

		Unrealized
Contracts		Appreciation

15	S & P 500 Futures Expiring September 2007 (Underlying Face Amount at Market Value $5,527,500)	$206,193

See notes to the financial statements.

31  DIREXION EVOLUTION MANAGED FUNDS

Statements of Assets and Liabilities
August 31, 2007

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Assets:
Investments, at market value (Note 2)	$38,483,132	$71,548,875
Cash	—	312
Receivable for Fund shares sold	22,481	11,670
Receivable for investments sold	1,293,752	3,579,514
Dividends and interest receivable	38,597	112,461
Other assets	5,978	6,098

Total Assets	39,843,940	75,258,930

Liabilities:
Payable for investments purchased	—	10,582,761
Payable for Fund shares redeemed	11,048	229,376
Accrued advisory expense	21,860	47,974
Accrued expenses and other liabilities	75,493	151,438

Total Liabilities	108,401	11,011,549

Net Assets	$39,735,539	$64,247,381

Net Assets Consist Of:
Capital stock	$43,121,561	$60,013,351
Accumulated undistributed net investment income (loss)	450,318	—
Accumulated undistributed net realized gain (loss)	(4,168,210)	3,033,301
Net unrealized appreciation (depreciation)	331,870	1,200,729

Total Net Assets	$39,735,539	$64,247,381

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$39,735,539	$64,247,381
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,360,817	2,642,307
Net asset value, redemption price and offering price per share	$16.83	$24.31

Cost of Investments	$38,151,262	$70,348,146

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  32

Statements of Assets and Liabilities
August 31, 2007

	Evolution	Evolution	Evolution
	Large Cap Fund	Small Cap Fund	Total Return Fund

Assets:
Investments, at market value (Note 2)	$70,179,304	$31,506,800	$45,338,605
Cash	14,642	171	—
Deposits for Futures	—	—	236,250
Receivable for Fund shares sold	11,334	18,135	19,167
Receivable for investments sold	740,694	1,264,434	2,607,143
Dividends and interest receivable	89,007	45,236	94,489
Other assets	5,693	4,690	5,612

Total Assets	71,040,674	32,839,466	48,301,266

Liabilities:
Payable for investments purchased	4,075,922	994,532	1,689,850
Payable for Fund shares redeemed	249,237	118,592	222,153
Payable to Custodian	—	—	99,700
Variable Margin Payable	—	—	46,500
Accrued distribution expenses	15,297	7,526	11,513
Accrued advisory expense	45,608	22,364	35,621
Accrued expenses and other liabilities	84,766	59,545	80,955

Total Liabilities	4,470,830	1,202,559	2,186,292

Net Assets	$66,569,844	$31,636,907	$46,114,974

Net Assets Consist Of:
Capital stock	$62,882,777	$34,511,202	$46,647,906
Accumulated undistributed net investment income (loss)	57,821	—	107,721
Accumulated undistributed net realized gain (loss)	2,064,266	(2,961,573)	(2,274,509)
Net unrealized appreciation (depreciation)	1,564,980	87,278	1,633,856

Total Net Assets	$66,569,844	$31,636,907	$46,114,974

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$66,569,844	$31,636,907	$46,114,974
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	3,003,803	1,682,707	2,251,458
Net asset value, redemption price and offering price per share	$22.16	$18.80	20.48

Cost of Investments	$68,614,324	$31,419,522	$43,910,942

See notes to the financial statements.

33  DIREXION EVOLUTION MANAGED FUNDS

Statements of Operations
Year Ended August 31, 2007

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $19,762, respectively)	$1,805,963	$1,385,636
Interest income	743,473	540,449

Total investment income	2,549,436	1,926,085

Expenses:
Investment advisory fees	467,371	1,071,683
Distribution expenses	116,843	267,921
Administration fees	18,917	32,072
Shareholder servicing fees	94,581	224,763
Fund accounting fees	29,541	61,950
Custody fees	10,639	30,986
Federal and state registration	18,658	23,292
Professional fees	35,583	63,799
Reports to shareholders	11,468	6,496
Directors’ fees and expenses	3,175	5,863
Other	12,164	26,725

Total expenses before reimbursement	818,940	1,815,550
Less: Reimbursement of expenses from Adviser	(1,093)	—

Total expenses	817,847	1,815,550

Net investment income (loss)	1,731,589	110,535

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(846,056)	21,674,659
Capital gain distributions from investment companies	41,415	—
Swaps	(71,961)	—
Futures	(4,742)	(4,436,170)
Short positions	—	11

	(881,344)	17,238,500

Change in unrealized appreciation (depreciation) on:
Investments	(475,647)	(2,923,576)

Net realized and unrealized gain (loss) on investments	(1,356,991)	14,314,924

Net increase (decrease) in net assets resulting from operations	$374,598	$14,425,459

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  34

Statements of Operations
Year Ended August 31, 2007

	Evolution	Evolution	Evolution
	Large Cap Fund	Small Cap Fund	Total Return Fund

Investment income:
Dividend income (net of foreign withholding tax of $11,363, $1,662 and $0, respectively)	$935,708	$327,446	$1,880,931
Interest income	294,902	271,355	182,580

Total investment income	1,230,610	598,801	2,063,511

Expenses:
Investment advisory fees	597,369	378,817	643,071
Distribution expenses	149,342	94,704	160,768
Administration fees	22,349	17,197	23,237
Shareholder servicing fees	119,814	79,638	128,423
Fund accounting fees	47,916	40,292	40,475
Custody fees	13,464	8,523	15,374
Federal and state registration	24,586	24,299	24,897
Professional fees	39,182	32,634	42,599
Reports to shareholders	3,226	3,494	3,494
Directors’ fees and expenses	3,759	2,966	3,976
Other	17,530	16,828	18,678

Total expenses before reimbursement/recoupment	1,038,537	699,392	1,104,992
Less: (Reimbursement) recoupment of expenses from Adviser	6,671	(36,463)	17,126

Total expenses	1,045,208	662,929	1,122,118

Net investment income (loss)	185,402	(64,128)	941,393

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	6,743,349	3,871,859	3,772,857
Capital gain distributions from investment companies	—	—	470
Futures	918,347	48,503	(2,357,269)
Swaps	—	—	(36,885)
Short positions	(2,552)	—	—

	7,659,144	3,920,362	1,379,173
Change in unrealized appreciation (depreciation) on:
Investments	(310,273)	(1,571,206)	(1,252,367)
Futures	—	—	206,193

	(310,273)	(1,571,206)	(1,046,174)
Net realized and unrealized gain (loss) on investments	7,348,871	2,349,156	332,999

Net increase (decrease) in net assets resulting from operations	$7,534,273	$2,285,028	$1,274,392

See notes to the financial statements.

35  DIREXION EVOLUTION MANAGED FUNDS

Statements of Changes in Net Assets
August 31, 2007

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2007	August 31, 2006

Operations:
Net investment income (loss)	$1,731,589	$960,621	$110,535	$664,520
Net realized gain (loss) on investments sold, swaps, futures and short positions	(881,344)	(1,291,858)	17,238,500	(2,037,971)
Capital gain distributions from regulated investment companies	—	1,355	—	—
Change in net unrealized appreciation (depreciation) on investments	(475,647)	606,322	(2,923,576)	3,182,113

Net increase (decrease) in net assets resulting from operations	374,598	276,440	14,425,459	1,808,662

Distributions to shareholders - Investor Class:
Net investment income	(2,021,087)	(846,574)	(905,687)	—
Net realized gains	—	—	(4,468,840)	(1,478,085)

Total distributions	(2,021,087)	(846,574)	(5,374,527)	(1,478,085)

Capital share transactions - Investor Class:
Proceeds from shares sold	23,813,199	73,465,135	38,460,873	175,432,800
Proceeds from shares issued to holders in reinvestment of distributions	2,021,087	846,574	5,374,527	1,478,085
Cost of shares redeemed	(31,384,447)	(41,451,734)	(101,360,166)	(84,703,894)

Net increase (decrease) in net assets resulting from capital share transactions	(5,550,161)	32,859,975	(57,524,766)	92,206,991

Total increase (decrease) in net assets	(7,196,650)	32,289,841	(48,473,834)	92,537,568

Net assets:
Beginning of period	46,932,189	14,642,348	112,721,215	20,183,647

End of period	$39,735,539	$46,932,189	$64,247,381	$112,721,215

Accumulated undistributed net investment income (loss), end of period	$450,318	$652,994	$—	$658,933

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  36

Statements of Changes in Net Assets
August 31, 2007

	Evolution		Evolution		Evolution
	Large Cap Fund		Small Cap Fund		Total Return Fund
	Year Ended	January 31, 2006[1]	Year Ended	January 27, 2006[1]	Year Ended	January 26, 2006[1]
	August 31, 2007	to August 31, 2006	August 31, 2007	to August 31, 2006	August 31, 2007	to August 31, 2006

Operations:
Net investment income (loss)	$185,402	$277,979	$(64,128)	$116,444	$941,393	$445,364
Net realized gain (loss) on investments sold, swaps, futures and short positions	7,659,144	(4,174,943)	3,920,362	(6,885,788)	1,379,173	(1,790,315)
Net unrealized appreciation (depreciation) on investments	(310,273)	1,875,253	(1,571,206)	1,658,484	(1,046,174)	2,680,030

Net increase (decrease) in net assets resulting from operations	7,534,273	(2,021,711)	2,285,028	(5,110,860)	1,274,392	1,335,079

Distributions to shareholders - Investor Class:
Net investment income	(388,086)	—	(112,647)	—	(986,684)	(161,966)
Net realized gains	—	—	—	—	(458,981)	—

Total distributions	(388,086)	—	(112,647)	—	(1,445,665)	(161,966)

Capital share transactions - Investor Class:
Proceeds from shares sold	46,820,480	67,610,937	25,741,194	67,579,194	38,881,871	65,876,675
Proceeds from shares issued to holders in reinvestment of distributions	388,086	—	112,647	—	1,445,665	161,966
Cost of shares redeemed	(41,983,088)	(11,391,047)	(50,184,260)	(8,673,389)	(52,560,270)	(8,692,773)

Net increase (decrease) in net assets resulting from capital share transactions	5,225,478	56,219,890	(24,330,419)	58,905,805	(12,232,734)	57,345,868

Total increase (decrease) in net assets	12,371,665	54,198,179	(22,158,038)	53,794,945	(12,404,007)	58,518,981

Net assets:
Beginning of period	54,198,179	—	53,794,945	—	58,518,981	—

End of period	$66,569,844	$54,198,179	$31,636,907	$53,794,945	$46,114,974	$58,518,981

Accumulated undistributed net investment income (loss), end of period	$57,821	$275,971	$—	$113,343	$107,721	$140,388

1 Commencement of operations.

See notes to the financial statements.

37  DIREXION EVOLUTION MANAGED FUNDS

Financial Highlights

	Evolution Managed Bond Fund				Evolution All-Cap Equity Fund
	Investor Class				Investor Class
	Year Ended	Year Ended	Year Ended	April 1, 2004[1] to	Year Ended	Year Ended	Year Ended	April 1, 2004[1] to
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004

Per share data:
Net asset value, beginning of period	$17.45	$18.20	$18.73	$20.00	$22.75	$21.24	$17.55	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.64 [6]	0.46[6]	0.86[6]	0.21	0.03	0.20	(0.23)	(0.09)
Net realized and unrealized gain (loss) on investments[6]	(0.51)	(0.70)	(0.41)	(1.48)	2.67	2.03	3.92	(2.36)

Total from investment operations	0.13	(0.24)	0.45	(1.27)	2.70	2.23	3.69	(2.45)

Less distributions:
Dividends from net investment income	(0.75)	(0.51)	(0.98)	—	(0.19)	—	—	—
Distributions from realized gains	—	—	—	—	(0.95)	(0.72)	—	—

Total distributions	(0.75)	(0.51)	(0.98)	—	(1.14)	(0.72)	—	—

Net asset value, end of period	$16.83	$17.45	$18.20	$18.73	$24.31	$22.75	$21.24	$17.55

Total return[7]	0.76%	(1.26)%	2.41%	(6.35%)[2]	12.03%	10.61%	21.03%	(12.25)%[2]
Supplemental data and ratios:
Net assets, end of period	$39,735,539	$46,932,189	$14,642,348	$15,964,859	$64,247,381	$112,721,215	$20,183,647	$12,808,094
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment	1.75%	1.81%	2.09%	2.19%[3]	1.69%	1.67%	1.97%	2.34%[3]
After expense reimbursement/recoupment	1.75%	1.79%[8]	2.00%	2.00%[3]	1.69%	1.69%[8]	2.00%	2.00%[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment	—	1.86%	2.12%	2.46%[3]	—	—	—	—
After expense reimbursement/recoupment	—	1.84%	2.03%	2.27%[3]	—	—	—	—
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment	3.70%	2.68%	4.54%	2.49%[3]	0.10%	0.90%	(1.11)%	(1.55%)[3]
After expense reimbursement/recoupment	3.70%[7]	2.70%[7]	4.63%[7]	2.68%[3,7]	0.10%	0.88%	(1.14)%	(1.21%)[3]
Portfolio turnover rate[5]	914%	1,156%	941%	536%	885%	1,119%	1374%	558%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	Net investment income (loss) before dividends on short positions for the years ended August 31, 2007, August 31, 2006 and August 31, 2005 and the period ended August 31, 2004 were $0.64, $0.47, $0.86 and $0.23, respectively for the Evolution Managed Bond Fund.

[7]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2007, August 31, 2006 and August 31, 2005 and the period ended August 31, 2004 were 3.70%, 2.75%, 4.66% and 2.95%, respectively for the Evolution Managed Bond Fund.

[8]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses was 2.00% for the Evolution Managed Bond Fund and the Evolution All-Cap Equity Fund.

[9]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  38

Financial Highlights

	Evolution Large Cap Fund		Evolution Small Cap Fund		Evolution Total Return Fund
	Investor Class		Investor Class		Investor Class
	Year Ended	January 31, 2006[1]	Year Ended	January 27, 2006[1]	Year Ended	January 26, 2006[1]
	August 31, 2007	to August 31, 2006	August 31, 2007	to August 31, 2006	August 31, 2007	to August 31, 2006

Per share data:
Net asset value, beginning of period	$19.48	$20.00	$18.12	$20.00	$20.65	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.07	0.14	(0.03)	0.06	0.32	0.22
Net realized and unrealized gain (loss) on investments[6]	2.75	(0.66)	0.78	(1.94)	(0.03)	0.49

Total from investment operations	2.82	(0.52)	0.75	(1.88)	0.29	0.71

Less distributions:
Dividends from net investment income	(0.14)	—	(0.07)	—	(0.32)	(0.06)
Distributions from realized gains	—	—	—	—	(0.14)	—

Total distributions	(0.14)	—	(0.07)	—	(0.46)	(0.06)

Net asset value, end of period	$22.16	$19.48	$18.80	$18.12	$20.48	$20.65

Total return[7]	14.47%	(2.60%)[2]	4.06%	(9.40%)[2]	1.35%	3.57%[2]
Supplemental data and ratios:
Net assets, end of period	$66,569,844	$54,198,179	$31,636,907	$53,794,945	$46,114,974	$58,518,981
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment	1.74%	1.84%[3]	1.85%	1.84%[3]	1.72%	1.82%[3]
After expense reimbursement/recoupment	1.75%	1.75%[3]	1.75%	1.75%[3]	1.75%	1.75%[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment	—	—	—	—	—	—
After expense reimbursement/recoupment	—	—	—	—	—	—
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment	0.32%	1.09%[3]	(0.27%)	0.41%[3]	1.49%	1.81%[3]
After expense reimbursement/recoupment	0.31%	1.18 [3]	(0.17%)	0.50%[3]	1.46%	1.88%[3]
Portfolio turnover rate[5]	857%	574%	886%	864%	824%	642%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

39  DIREXION EVOLUTION MANAGED FUNDS

Direxion Evolution Managed Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2007

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 37 series in operation of which five are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Large Cap Fund, the Evolution Small Cap Fund and the Evolution Total Return Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and closed end investment companies (collectively, fixed-income securities). The objective of the Evolution All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Large Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in large cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Small Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in small cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Total Return Fund is to seek high total return on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) directly in dividend paying equities or interest bearing fixed income securities (collectively, “income generating securities”) or indirectly through securities that invest in or are a derivative of income generating securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular

DIREXION EVOLUTION MANAGED FUNDS  40

predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. The Funds were not invested swap contracts at August 31, 2007.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at August 31, 2007.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

41  DIREXION EVOLUTION MANAGED FUNDS

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

The tax character of distributions for the Investor Class during the years ended August 31, 2007 and period ended August 31, 2006 were as follows:

	Evolution		Evolution
	Managed Bond Fund		All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006

Distributions paid from:
Ordinary Income	$2,021,087	$846,574	$5,049,793	$1,457,641
Long-term capital gain	—	—	324,734	20,444

Total distributions paid	$2,021,087	$846,574	$5,374,527	$1,478,085

	Evolution		Evolution		Evolution
	Large Cap Fund		Small Cap Fund		Total Return Fund
	Year		Year		Year
	Ended	Period Ended	Ended	Period Ended	Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006(1)	2007	2006(2)	2007	2006(3)

Distributions paid from:
Ordinary Income	$388,086	$—	$112,647	$—	$1,430,069	$161,966
Long-term capital gain	—	—	—	—	15,596	—

Total distributions paid	$388,086	$—	$112,647	$—	$1,445,665	$161,966

[1]	Commenced operations on January 31, 2006.

[2]	Commenced operations on January 27, 2006.

[3]	Commenced operations on January 26, 2006.

DIREXION EVOLUTION MANAGED FUNDS  42

At August 31, 2007 the components of accumulated earnings/losses on a tax basis were as follows:

	Evolution	Evolution	Evolution Large	Evolution Small	Evolution Total
	Managed Bond Fund	All Cap Equity Fund	Cap Fund	Cap Fund	Return Fund

Cost of investments	38,546,678	72,864,933	71,777,609	32,274,354	45,473,290
Gross unrealized appreciation	335,654	1,482,325	1,847,102	236,371	1,631,539
Gross unrealized depreciation	(399,200)	(2,798,383)	(3,445,407)	(1,003,925)	(1,766,224)

Net unrealized apprec/deprec	(63,546)	(1,316,058)	(1,598,305)	(767,554)	(134,685)

Undistributed ordinary income	450,175	8,730,296	4,913,460	—	895,612
Undistributed long-term capital gain	—	1,145	506,890	—	4,960

Total distributable earnings	450,175	8,731,441	5,420,350	—	900,572

Other accumulated losses	(3,772,651)	(3,181,353)	(134,978)	(2,106,741)	(1,298,819)

Total accumulated earnings/(losses)	(3,386,022)	4,234,030	3,687,067	(2,874,295)	(532,932)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Accumulated
	Net Investment	Realized	Capital
	Income or (Loss)	Gain or (Loss)	Stock

Evolution Managed Bond Fund	86,822	(86,824)	2
Evolution All Cap Equity Fund	136,219	(6,730,144)	6,593,925
Evolution Large Cap Fund	(15,466)	(1,421,943)	1,437,409
Evolution Small Cap Fund	63,432	752	(64,184)
Evolution Total Return Fund	12,624	(1,547,396)	1,534,772

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires permanent differences between financial reporting and tax reporting to be reclassified between various components of net assets. These differences are primarily due to net operating losses, swap contract adjustments, dividend reclasses and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2007, the following funds deferred, on a tax basis, post-October losses of:

Evolution Managed Bond Fund	$935,387
Evolution All-Cap Equity Fund	2,837,908
Evolution Large Cap Fund	—
Evolution Small Cap Fund	53,842
Evolution Total Return Fund	1,088,973

At August 31, 2007, the following Funds had capital loss carryovers on a tax basis of:

	Capital Loss Expiring
	8/31/2013	8/31/2014	8/31/2015

Evolution Managed Bond Fund	1,238,379	596,309	586,831
Evolution All-Cap Equity Fund	—	—	—
Evolution Large Cap Fund	—	—	—
Evolution Small Cap Fund	—	—	1,584,103
Evolution Total Return Fund	—	—	—

These amounts may be used to offset future capital gains.

43  DIREXION EVOLUTION MANAGED FUNDS

k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the periods ended August 31, 2007 and August 31, 2006 were as follows:

	Evolution		Evolution
	Managed Bond Fund		All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006

Shares sold	1,382,462	4,251,534	1,592,769	7,525,345
Shares issued in reinvestment of distributions	118,786	49,004	225,064	66,882
Shares redeemed	(1,829,787)	(2,415,593)	(4,129,855)	(3,588,039)

Net increase (decrease) from capital share transactions	(328,539)	1,884,945	(2,312,022)	(4,004,188)

	Evolution		Evolution		Evolution
	Large Cap Fund		Small Cap Fund		Total Return Fund
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006(1)	2007	2006(2)	2007	2006(3)

Shares sold	2,139,229	3,355,322	1,302,592	3,418,695	1,813,285	3,257,977
Shares issued in reinvestment of distributions	18,631	—	5,675	—	67,180	8,246
Shares redeemed	(1,935,706)	(573,673)	(2,593,764)	(450,491)	(2,463,200)	(432,030)

Net increase (decrease) from capital share transactions	222,154	2,781,649	(1,285,497)	2,968,204	(582,735)	2,834,193

[1]	Commenced operations on January 31, 2006.

[2]	Commenced operations on January 27, 2006.

[3]	Commenced operations on January 26, 2006.

4.	INVESTMENT TRANSACTIONS

During the period ended August 31, 2007, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Purchases	Sales

Evolution Managed Bond Fund	$305,801,953	$340,309,107
Evolution All-Cap Equity Fund	868,139,480	948,728,748
Evolution Large Cap Fund	477,654,228	483,388,988
Evolution Small Cap Fund	297,542,284	335,000,471
Evolution Total Return Fund	500,693,418	515,636,497

There were no purchases or sales of long-termU.S. Government securities during the period ended August 31, 2007.

DIREXION EVOLUTION MANAGED FUNDS  44

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. Except for the Evolution Managed Bond Fund and the Evolution All-Cap Equity Fund which have agreed to contractual waivers, the Advisor has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets for the period ended August 31, 2007. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended August 31, 2007, the Adviser paid or recouped the following expenses:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed Bond	All-Cap Equity	Large Cap	Small Cap	Total Return
	Fund	Fund	Fund	Fund	Fund

Annual Adviser rate	1.00%	1.00%	1.00%	1.00%	1.00%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2007	$1,093	$—	$—	$36,463	$—
Voluntary waiver - 2007	$—	$—	$—	$—	$—
Adviser expense waiver recovery - 2007	$—	$—	$6,671	$—	$17,126

Recovering expenses subject to potential recovery expiring in:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed Bond	All-Cap Equity	Large Cap	Small Cap	Total Return
	Fund	Fund	Fund	Fund	Fund

2008	$12,784	$—	$—	$—	$—
2009	$7,084	$—	$14,625	$21,360	$31
2010	$1,093	$—	$—	$36,463	$—

Total	$20,961	$—	$14,625	$57,823	$31

Shares of the Funds are subject to an annual Rule 12b-1 fee equal to 0.25% of the Investor Class average daily net assets. In addition, shares of the Funds are subject to an annual Shareholder Servicing fee equal to 0.15% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	NEW ACCOUNTING PRONOUCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. At this time, management

45  DIREXION EVOLUTION MANAGED FUNDS

is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

DIREXION EVOLUTION MANAGED FUNDS  46

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of the Direxion Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Large Cap Fund, Evolution Small Cap Fund, and Evolution Total Return Fund (each a series of Direxion Funds) (the “Funds”), as of August 31, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at August 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

October 26, 2007
Chicago, Illinois

47  DIREXION EVOLUTION MANAGED FUNDS

Additional Information (Unaudited)

The Internal Revenue Code requires that shareholders be notified within 60 days of the Funds’ fiscal year-end of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only.

Every year in January, shareholders are sent a Form 1099-DIV, which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares), during the fiscal year ended August 31, 2007.

Evolution Managed Bond Fund	—
Evolution All-Cap Equity Fund	325,599
Evolution Large Cap Fund	134,467
Evolution Small Cap Fund	—
Evolution Total Return Fund	24,045

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended August 31, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Evolution Managed Bond Fund	36.16%
Evolution All-Cap Equity Fund	11.90%
Evolution Large Cap Fund	2.96%
Evolution Small Cap Fund	0%
Evolution Total Return Fund	33.65%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2007 was as follows:

Evolution Managed Bond Fund	37.21%
Evolution All-Cap Equity Fund	10.69%
Evolution Large Cap Fund	2.93%
Evolution Small Cap Fund	0%
Evolution Total Return Fund	28.46%

DIREXION EVOLUTION MANAGED FUNDS  48

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)

Provided below is a summary of certain of the factors the Board considered at the August 15, 2007 Board meeting in renewing: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Evolution All-Cap Equity Fund, Evolution Managed Bond Fund, Evolution Large Cap Fund, Evolution Small Cap Fund and Evolution Total Return Fund, each a series of Trust (each, a “Fund” and collectively, the “Funds”); and (2) the Subadvisory Agreement between Rafferty and Flexible Plan Investments, Inc. (“Flexible”) on behalf of the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement or Subadvisory Agreement (each, an “Agreement” and collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of each Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty or Flexible for providing services and the profitability of the advisory business to Rafferty or Flexible to the extent such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty or Flexible from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered Rafferty’s ongoing efforts to improve its compliance and control functions for the Funds, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. In this regard, the Board also noted that Rafferty undertook to enhance the compliance program of the Trust and Rafferty by utilizing the services of an independent compliance consulting firm. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers and Flexible.

Regarding the Subadvisory Agreement with Flexible, the Board noted that Flexible utilizes the Funds as the primary investments for its separate account clients. The Board also noted that there would be no change in the services provided by Flexible.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty and Flexible under the Agreements were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund compared to its benchmark index and peer group funds for various monthly periods and the yearly periods (if available) ending June 30, 2007. Although the Board received monthly performance for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds.

With respect to the Evolution Total Return Fund, the Board noted that: (1) the Fund underperformed its benchmark index for the year-to-date period; (2) the Fund underperformed its peer group for the one- and six-month periods but outperformed for the three-month and one-year periods; and (3) Rafferty’s explanation that Flexible’s move into certain short positions reduced performance during the rising market.

With respect to the Evolution Small Cap Fund, the Board noted that: (1) the Fund underperformed its benchmark index for the year-to-date period; (2) the Fund underperformed its peer group for all relevant periods; and (3) Flexible’s explanation that cash investments and certain sector overweightings reduced performance.

49  DIREXION EVOLUTION MANAGED FUNDS

With respect to the Evolution Managed Bond Fund, the Board noted that: (1) the Fund underperformed its benchmark index for the year-to-date period; (2) the Fund underperformed its peer group for all relevant periods, except the one-month period; and (3) Flexible’s explanation that certain investments, while profitable, did not keep pace with the market.

With respect to the Evolution All-Cap Equity Fund, the Board noted that: (1) the Fund underperformed its benchmark index for the year-to-date period; and (2) the Fund underperformed its peer group for the one- and six-month periods but outperformed for the three-month, one-year and three-year periods.

With respect to the Evolution Large Cap Fund, the Board noted that: (1) the Fund outperformed its benchmark index for the year-to-date period; and (2) the Fund outperformed its peer group for all relevant periods, except the one-year period.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. In considering the fees paid by Rafferty to Flexible, the Board considered Rafferty’s representation that the fees are higher than industry averages. However, Rafferty explained that the Funds help lower the overall fees paid by the clients of Flexible. In particular, the Board noted that the Funds are offered to Flexible’s clients in wrap programs. The Board also noted that Rafferty negotiated the lowest fee that Flexible charges for comparable client accounts. In addition, Rafferty also negotiated breakpoints in subadvisory fees. The Board also considered that Rafferty voluntarily and/or contractually agreed to limit total expenses for the upcoming fiscal year for certain Funds.

The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. With respect to each Fund, the Board considered Flexible’s profits. In this regard, the Board noted Flexible’s representation that it did not earn any pre- or post-tax profits.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Rafferty also noted that asset levels have reached their highest levels since the Funds began operations. However, Rafferty also explained that assets are not at a sufficient level to experience economies of scale at this time. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. The Board also considered that Flexible has greater access to certain trust platforms due to its subadvisory services provided to the Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

DIREXION EVOLUTION MANAGED FUNDS  50

Direxion Funds
Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee

Interested Trustees
Lawrence C. Rafferty(1) Age: 65	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996 — present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	102	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee

Non-Interested Trustees
Daniel J. Byrne Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present; Trustee, The Opening Word Program, Wyandanch, New York.	102	None

Gerald E. Shanley III Age: 64	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Trust Under Will of Charles S. Payson, 1987 — present; C.P.A. 1979 — present.	102	None

John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971 — 1995, most recently as Managing Director.	102	MainStay VP Series Fund, Inc.

51  DIREXION EVOLUTION MANAGED FUNDS

Direxion Funds
Trustees and Officers

# of
		Term of	Principal	Portfolios in
	Position(s)	Office and	Occupation(s)	Direxion Complex	Other Trusteeships/
	Held with	Length of	During Past Five	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	Years	Trustee(2)	by Trustee

Officers
Ron Fernandes Age: 49	Chief Executive Officer	One Year; Since 2006	Chief Executive Officer, Raven Holdings, 2003-2006; President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999 — 2002.	N/A	None

Daniel D. O’Neill Age: 39	President;	One Year; Since 1999	Managing Director of Rafferty, 1999 — present.	N/A	None

	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

William Franca Age: 50	Executive Vice President — Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance Services, LLC 2006 to present; CCO and General Counsel, Oracle Evolution LLC 10/04-2/06.	N/A	None

Todd Kellerman Age: 34	Chief Financial Officer	Once Year; Since 2007	Vice President of Corporate Development. Raven Holdings, Inc., 2003-2005; Business Consultant, 2002-2003; Senior Consultant — Business Consulting, Arthur Andersen, 1999-2000.	N/A	None

Stephen P. Sprague Age: 58	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 34	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997 — present.	N/A	None

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 37 portfolios of the 57 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

DIREXION EVOLUTION MANAGED FUNDS  52

ANNUAL REPORT AUGUST 31, 2007

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT AUGUST 31, 2007

HCM Freedom Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

Dear Shareholders,

This Annual Report for the Direxion Funds covers the fiscal year September 1, 2006 to August 31, 2007, (the “Annual Period”). During the Annual Period, U.S. equities delivered double digit returns, with the DJ Industrial Average up 20.03%, the S&P 500 Index up 15.13% and the Nasdaq-100 Index up 25.89%. Domestic performance was driven by sound global economic growth, a relatively favorable interest rate environment and strong corporate earnings.

The reporting period was not, however, without its challenges. On February 27th, a sell-off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. After the sharp declines in February, equities began to rally again in April and May. A second major decline in the Chinese equity markets occurred at the end of May, although U.S. equities shrugged off the declines and continued climbing.

Rising energy and commodity prices, problems in the mortgage markets which led to a credit squeeze and concern about a bubble in emerging markets equities led to increased uncertainty about market direction and led to a spike in volatility in the late summer. The markets sold off sharply and threatened to decline further, leading the Federal Reserve to decrease the discount rate by 50bps. This action, followed by a decision to lower the Federal Funds rate just after the end of the Annual Period, helped stabilize the equity markets. For the annual period, the benchmark 10 Year Treasury Note ranged from an approximate yield of 4.43% to 5.26%.

For the Annual Period, the HCM Freedom Fund (“the Fund”), which seeks long term capital appreciation with lower volatility than the overall market, delivered a gain of 1.32% on a total return basis. During the Annual Period, Horizon Capital Management, Inc. (”HCM”), the sub-advisor to the Fund, felt that the downside risks in the market were greater than the upside potential. As a consequence, HCM did not seek substantial market exposure for long periods of the year, preferring instead to remain in defensive, short-term debt instruments. Extended defensive positions and some security selection choices resulted in the Funds under-performance relative to the broader domestic indexes.

Although we are not satisfied with the Fund’s fiscal year results, we are confident that our philosophy of risk management will continue to add value. As always, we thank you for investing with us and look forward to our continued mutual success.

Best Regards,

Daniel O’Neill	Dexter Lyons	Mark Thomas
Direxion Funds	Horizon Capital Management, Inc.	Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 2.18%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 29, 2007

ANNUAL REPORT AUGUST 31, 2007

PSI Calendar Effects Fund

PSI Core Strength Fund

PSI Macro Trends Fund

PSI Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

This Annual Report for the PSI Funds covers the fiscal year September 1, 2006 to August 31, 2007, (the “Annual Period”). This Annual Report covers the PSI Calendar Effects Fund (the “Calendar Effects Fund”) and three new PSI funds introduced in January 2007; the PSI Macro Trends Fund (the “Macro Trends Fund”), the PSI Core Strength Fund (the “Core Strength Fund”) and the PSI Total Return Fund (the “Total Return Fund”). Portfolio Strategies Investment Managers, (the “Sub-Advisor”), serves as the sub-advisor to the PSI Funds.

During the Annual Period, U.S. equities delivered double digit returns, with the DJ Industrial Average up 20.03%, the S&P 500 Index up 15.13% and the Nasdaq-100 Index up 25.89%. Domestic performance was driven by sound global economic growth, a relatively favorable interest rate environment and strong corporate earnings.

The reporting period was not, however, without its challenges. On February 27th, a sell-off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. After the sharp declines in February, equities began to rally again in April and May. A second major decline in the Chinese equity markets occurred at the end of May, although U.S. equities shrugged off the declines and continued climbing.

Rising energy and commodity prices, problems in the mortgage markets which led to a credit squeeze and concern about a bubble in emerging markets equities led to increased uncertainty about market direction and led to a spike in volatility in the late summer. The markets sold off sharply and threatened to decline further, leading the Federal Reserve to decrease the discount rate by 50bps. This action, followed by a decision to lower the Federal Funds rate just after the end of the Annual Period, helped stabilize the equity markets. For the annual period, the benchmark 10 Year Treasury Note ranged from an approximate yield of 4.43% to 5.26%.

The Calendar Effects Fund seeks to achieve returns that equal or exceed the broad market as measured by the S&P 500 Index over a full market cycle while only seeking exposure to the securities market approximately 30% of the time. The other 70% of the time, the Fund’s assets are maintained in money market instruments. The Calendar Effects Fund delivered a gain of 0.68% on a total return basis, during the Annual Period, compared to 15.13% for the S&P Index.

The Core Strength Fund seeks to achieve returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500 Index over a full market cycle. For the period from the Fund’s inception through the end of the Annual Period, the Core Strength Fund delivered a gain of 0.55% on a total return basis compared to 5.55% for the S&P 500 Index.

The Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. For the period from the Fund’s inception through the end of the Annual Period, the Macro Trends Fund declined (2.90%) on a total return basis compared to a gain of 5.55% for the S&P Index.

The Total Return Fund seeks income plus capital appreciation. For the period from the Fund’s inception through the end of the Annual Period, the Total Return Fund gained 2.65% on a total return basis compared to a gain of 2.64% for the Lehman Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

David Jajewski	Daniel O’Neill
Portfolio Strategies, Inc.	Direxion Funds

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Calendar Effects Fund, the Macro Trend Fund, the Core Strength Fund and the Total Return Fund is 1.85%, 2.00%, 2.00%, 2.00%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 29, 2007

ANNUAL REPORT AUGUST 31, 2007

Spectrum Select Alternative Fund

Spectrum Global Perspective Fund

Spectrum Equity Opportunity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

Dear Shareholders,

This Annual Report for the Spectrum Funds covers the fiscal year September 1, 2006 to August 31, 2007, (the “Annual Period”). This Annual Report covers the Spectrum Global Perspective Fund (the “Global Fund”), the Spectrum Equity Opportunity Fund (the “Equity Fund”) and the Spectrum Select Alternative Fund, formerly the Spectrum High Yield Plus Fund, (the “Select Alternative Fund”). Hundredfold Advisors, LLC (the “Sub-Advisor”), serves as the sub-advisor to the Spectrum Funds.

During the Annual Period, U.S. equities delivered double digit returns, with the DJ Industrial Average up 20.03%, the S&P 500 Index up 15.13% and the Nasdaq-100 Index up 25.89%. Domestic performance was driven by sound global economic growth, a relatively favorable interest rate environment and strong corporate earnings.

The reporting period was not, however, without its challenges. On February 27th, a sell-off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. After the sharp declines in February, equities began to rally again in April and May. A second major decline in the Chinese equity markets occurred at the end of May, although U.S. equities shrugged off the declines and continued climbing.

Rising energy and commodity prices, problems in the mortgage markets which led to a credit squeeze and concern about a bubble in emerging markets equities led to increased uncertainty about market direction and led to a spike in volatility in the late summer. The markets sold off sharply and threatened to decline further, leading the Federal Reserve to decrease the discount rate by 50bps. This action, followed by a decision to lower the Federal Funds rate just after the end of the Annual Period, helped stabilize the equity markets. For the annual period, the benchmark 10 Year Treasury Note ranged from an approximate yield of 4.43% to 5.26%.

The Global Fund delivered a gain of 11.32% on a total return basis, during the Annual Period and has delivered 17.23% annualized since inception, compared to 15.13% and 12.47% for the S&P Index, over the same periods, respectively. The Global Fund was able to benefit from positive trends in international equities, especially those in emerging markets. The Sub-Advisors positioning of the Global Fund’s portfolio attempted to strike a balance between the inherent volatility of the global and emerging markets and the safety of cash equivalents in market downturns did impact the performance of the Global Fund.

The Equity Fund provided a total return of 6.91% compared to a total return for the S&P 500 Index of 15.13%. Overall performance was impacted by a combination of asset allocation mix among major market indices and a risk management approach to counter-act heightened volatility in the markets.

On June 11, 2007, the Select Alternative Fund, formerly the High Yield Plus Fund, changed its name to better reflect the Select Alternative Fund investment objective of seeking a moderate total rate of return, including income and capital appreciation on an annual basis, by investing primarily in equity and fixed-income securities. During the Annual Period, the Select Alternative Fund provided a total return of 6.93% compared to a total return for the Lehman U.S. Aggregate Bond Index of 5.26% and total return of 15.13% for the S&P Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Ralph Doudera
Direxion Funds	Hundredfold Advisors, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund and the Spectrum Select Alternative Fund is 2.24%, 2.40%, 2.44%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 29, 2007

HCM Freedom Fund
December 7, 20041 — August 31, 2007

Investment Objective: Seeks long term capital appreciation with lower volatility than the overall market.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

HCM Freedom Fund	1.32%	(2.88)%
S&P 500 Index	15.13%	10.61%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	28.0%

Total Exposure	28.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

HCM Freedom Fund
Expense Example
August 31, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the HCM Freedom Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 - August 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  3

	HCM Freedom Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,083.10	$11.34
Hypothetical (5% return before expenses)	1,000.00	1,014.32	10.97

*	Expenses are equal to the Fund’s annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

HCM Freedom Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

4  DIREXION ANNUAL REPORT

Direxion HCM Freedom Fund
Schedule of Investments
August 31, 2007

Shares		Value

COMMON STOCKS - 28.0%
Communications Equipment - 14.0%
62,700	Cisco Systems, Inc.(a)	$2,001,384
23,500	Research In Motion Ltd. - ADR(a)	2,007,135

		4,008,519

Computers & Peripherals - 7.0%
14,500	Apple Computer, Inc.(a)	2,007,960

Energy Equipment & Services - 3.5%
14,900	Smith International, Inc.	998,449

Semiconductors & Semiconductor Equipment - 3.5%
19,500	NVIDIA Corp.(a)	997,620

	TOTAL COMMON STOCKS (Cost $7,977,925)	$8,012,548

Face
Amount		Value

SHORT TERM INVESTMENTS - 100.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.2%
$28,412,000	Federal Home Loan Bank Discount Note, 4.283%, 9/4/2007	$28,402,293

Shares

MONEY MARKET FUNDS - 1.1%
320,909	Fidelity Institutional Money Market Portfolio	320,909

	TOTAL SHORT TERM INVESTMENTS (Cost $28,723,202)	$28,723,202

	Total Investments (Cost $36,701,127) - 128.3%	$36,735,750
	Liabilities in Excess of Other Assets - (28.3)%	(8,093,539)

	TOTAL NET ASSETS - 100.0%	$28,642,211

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-income producing security.

See notes to the financial statements.

DIREXION ANNUAL REPORT  5

Statement of Assets and Liabilities
August 31, 2007

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$36,735,750
Dividends and interest receivable	55,590
Other assets	2,608

Total Assets	36,793,948

Liabilities:
Payable for investments purchased	7,977,926
Due to broker for swaps	78,144
Accrued investment advisory fees	21,686
Accrued distribution expenses	20,548
Accrued expenses and other liabilities	53,433

Total Liabilities	8,151,737

Net Assets	$28,642,211

Net Assets Consist Of:
Capital stock	$44,043,256
Accumulated undistributed net investment income	3,388,318
Accumulated undistributed net realized loss on investments	(18,823,986)
Net unrealized depreciation on investments	34,623

Total Net Assets	$28,642,211

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$28,642,211
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,640,283
Net Asset Value, Redemption Price and Offering Price Per Share	$17.46

Cost of Investments	$36,701,127

See notes to the financial statements.

6  DIREXION ANNUAL REPORT

Statement of Operations
Year Ended August 31, 2007

HCM Freedom
Fund

Investment income:
Dividend income (net of foreign withholding tax of $1,179)	$48,460
Interest income	1,625,231

Total investment income	1,673,691

Expenses:
Investment advisory fees	401,675
Distribution expenses	321,340
Administration fees	16,429
Shareholder servicing fees	22,699
Fund accounting fees	26,720
Custody fees	7,618
Federal and state registration	7,659
Professional fees	33,681
Reports to shareholders	13,318
Directors’ fees and expenses	2,674
Insurance fees	2,666
Other	20,251

Total expenses	876,730

Net investment income (loss)	796,961

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(3,066,824)
Futures	(479,518)
Swaps	2,493,419

(1,052,923)

Change in unrealized appreciation (depreciation) on:
Investments	34,623

Net realized and unrealized gain (loss) on investments	(1,018,300)

Net increase (decrease) in net assets resulting from operations	$(221,339)

See notes to the financial statements.

DIREXION ANNUAL REPORT  7

Statements of Changes in Net Assets
August 31, 2007

	HCM Freedom Fund
	Year Ended	Year Ended
	August 31, 2007	August 31, 2006

Operations:
Net investment income	$796,961	$2,077,801
Net realized loss on investments	(1,052,923)	(5,889,998)
Change in net unrealized appreciation (depreciation) on investments	34,623	5,245

Net increase (decrease) in net assets resulting from operations	(221,339)	(3,806,952)

Distributions to shareholders — Service Class:
Net investment income	(2,590,425)	(804,864)
Net realized gains	—	—

Total distributions	(2,590,425)	(804,864)
Capital share transactions — Service Class:
Proceeds from shares sold	2,176,756	6,488,967
Proceeds from shares issued to holders in reinvestment of dividends	2,590,425	804,864
Cost of shares redeemed	(27,065,836)	(89,715,791)

Net increase (decrease) in net assets resulting from capital share transactions	(22,298,655)	(82,421,960)

Total increase (decrease) in net assets	(25,110,419)	(87,033,776)

Net assets:
Beginning of period	53,752,630	140,786,406

End of period	$28,642,211	$53,752,630

Accumulated undistributed net investment income (loss), end of period	$3,388,318	$1,599,061

See notes to the financial statements.

8  DIREXION ANNUAL REPORT

Financial Highlights

	HCM Freedom Fund
	Service Class
	Year Ended	Year Ended	December 7, 2004[1]
	August 31, 2007	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$18.11	$18.91	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.34	0.40	0.11
Net realized and unrealized gain (loss) on investments[6]	(0.11)	(1.08)	(1.20)

Total from investment operations	0.23	(0.68)	(1.09)

Less distributions:
Dividends from net investment income	(0.88)	(0.12)	—
Distributions from realized gains	—	—	—

Total distributions	(0.88)	(0.12)	—

Net asset value, end of period	$17.46	$18.11	$18.91

Total return[7]	1.32%	(3.61%)	(5.45%)[2]
Supplemental data and ratios:
Net assets, end of period	$28,642,211	$53,752,630	$140,786,406
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement	2.18%	2.22%	2.30%[3]
After expense reimbursement	2.18%	2.12%	2.10%[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement	—	—	2.31%[3]
After expense reimbursement	—	—	2.11%[3]
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement	1.98%	2.04%	0.62%[3]
After expense reimbursement	1.98%	2.14%	0.82%[3,8]
Portfolio turnover rate[5]	4,042%	3,065%	2,215%

1 Commencement of operations.

2 Not annualized.

3 Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.

See notes to the financial statements.

DIREXION ANNUAL REPORT  9

PSI Calendar Effects Fund
April 6, 20051 — August 31, 2007

Investment Objective: Seeks to achieve returns that equal or exceed the broad market as measured by the S&P 500 Index over a full market cycle while only seeking exposure to the securities market approximately 30% of the time.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

	Total Return[2]
	1 Year	Since Inception

PSI Calendar Effects Fund	0.68%	5.64%
S&P 500 Index	15.13%	11.60%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

10  DIREXION ANNUAL REPORT

PSI Core Strength Fund
January 8, 20071 — August 31, 2007

Investment Objective: Seeks to achieve returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500 Index over a full market cycle.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

Total Return[2]
Since Inception

PSI Core Strength Fund	0.55%
S&P 500 Index	5.55%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	96.8%

Total Exposure	96.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

DIREXION ANNUAL REPORT  11

PSI Macro Trends Fund
January 8, 20071 — August 31, 2007

Investment Objective: Seeks to implement short or long strategies to achieve capital appreciation.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

Total Return[2]
Since Inception

PSI Macro Trends Fund	(2.90%)
S&P 500 Index	5.55%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	80.9%
Futures Contracts	28.8%

Total Exposure	109.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

1 Commencement of operations.
2 As of August 31, 2007.

12  DIREXION ANNUAL REPORT

PSI Total Return Fund
January 8, 20071 — August 31, 2007

Investment Objective: Seeks income plus capital appreciation.

Lehman U.S. Aggregate Bond Index: An unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgaged-backed securities, with maturities of at least one year.

Total Return[2]
Since Inception

PSI Total Return Fund	2.65%
Lehman Aggregate Bond Index	2.64%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	49.8%
Futures Contracts	34.8%
SWAP Agreements	50.3%

Total Exposure	134.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

1 Commencement of operations.
2 As of August 31, 2007.

DIREXION ANNUAL REPORT  13

PSI Funds
Expense Example
August 31, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the HCM Freedom Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 — August 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14  DIREXION ANNUAL REPORT

	PSI Calendar Effects Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$995.00	$9.91
Hypothetical (5% return before expenses)	1,000.00	1,015.27	10.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	PSI Core Strength Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$993.10	$10.05
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the commencement of operations date to the end of the semi-annual period.

	PSI Macro Trends Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$999.50	$10.08
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the commencement of operations date to the end of the semi-annual period.

	PSI Total Return Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,013.80	$10.15
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the commencement of operations date to the end of the semi-annual period.

DIREXION ANNUAL REPORT  15

PSI Calendar Effects Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

PSI Core Strength Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

16  DIREXION ANNUAL REPORT

PSI Macro Trends Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

PSI Total Return Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

DIREXION ANNUAL REPORT  17

PSI Calendar Effects
Schedule of Investments
August 31, 2007

Face
Amount		Value

SHORT TERM INVESTMENTS - 101.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.7%
$29,113,000	Federal Home Loan Bank Discount Note, 4.283%,
	09/04/2007	$29,103,053

Shares		Value

MONEY MARKET FUNDS - 1.3%
376,185	Fidelity Institutional Money Market Portfolio	$376,186

	TOTAL SHORT TERM INVESTMENTS (Cost $29,479,239)	$29,479,239

	Total Investments (Cost $29,479,239) - 101.0%	$29,479,239
	Liabilities in Excess of Other Assets - (1.0)%	(285,640)

	TOTAL NET ASSETS - 100.0%	$29,193,599

Percentages are stated as a percent of net assets.

See notes to the financial statements.

18  DIREXION ANNUAL REPORT

PSI Core Strength Fund
Schedule of Investments
August 31, 2007

Shares		Value

INVESTMENT COMPANIES - 96.8%
91,843	iShares MSCI EAFE Index Fund	$7,218,860
43,031	iShares S&P 500 Value Index Fund	3,415,392
21,957	Midcap SPDR Trust Series 1	3,444,614
199,956	Powershares QQQ Trust	9,769,850

	TOTAL INVESTMENT COMPANIES (Cost $23,429,978)	$23,848,716

Face
Amount		Value

SHORT TERM INVESTMENTS - 3.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
$500,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	$499,829

Shares

MONEY MARKET FUNDS - 1.4%
349,828	Fidelity Institutional Money Market Portfolio	349,828

	TOTAL SHORT TERM INVESTMENTS (Cost $849,657)	$849,657

	Total Investments (Cost $24,279,635) - 100.3%	$24,698,373
	Liabilities in Excess of Other Assets - (0.3)%	(69,909)

	TOTAL NET ASSETS - 100.0%	$24,628,464

Percentages are stated as a percent of net assets.

See notes to the financial statements.

DIREXION ANNUAL REPORT  19

PSI Macro Trends Fund
Schedule of Investments
August 31, 2007

Shares		Value

INVESTMENT COMPANIES - 80.9%
6,200	iShares FTSE/Xinhua China	$933,038
29,200	iShares MSCI Australia Index	815,848
83,400	iShares MSCI EAFE Index Fund	6,555,240
9,200	iShares MSCI Emerging Markets Index Fund	1,231,512
21,900	iShares MSCI France Index	801,759
25,200	iShares MSCI Germany Index	814,716
27,100	iShares MSCI Netherlands Index	806,496
5,700	iShares MSCI Pacific Japan	833,055
10,300	iShares Russell 2000 Index Fund	812,052
11,600	iShares Russell Midcap Index	1,219,276
7,200	iShares S&P Europe 350 Index	815,616
94,200	Powershares ETF Trust	2,303,190
98,200	SPDR Trust Series 1	14,481,554
11,800	Wisdomtree Trust	808,300

	TOTAL INVESTMENT COMPANIES (Cost $34,699,942)	$33,231,652

Face
Amount		Value

SHORT TERM INVESTMENTS - 17.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
$6,903,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	$6,900,642

Shares
MONEY MARKET FUNDS - 0.7%
280,876	Fidelity Institutional Money Market Portfolio	280,876

	TOTAL SHORT TERM INVESTMENTS (Cost $7,181,518)	$7,181,518

	Total Investments (Cost $41,881,460) - 98.4%	$40,413,170
	Other Assets in Excess of Liabilities - 1.6%	656,332

	TOTAL NET ASSETS - 100.00%	$41,069,502

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Futures Contracts Purchased
August 31, 2007

		Unrealized
Contracts		Depreciation
150	S&P 500 Mini Futures Expiring September 2007 (Underlying Face Amount at Market Value $11,053,125)	$(206,133)
7	U.S. 10 Year Note Future Expiring December 2007 (Underlying Face Amount at Market Value $763,328)	(573)

		$(206,706)

See notes to the financial statements.

20  DIREXION ANNUAL REPORT

PSI Total Return Fund
Schedule of Investments
August 31, 2007

Shares		Value

INVESTMENT COMPANIES - 49.8%
152,000	iShares Lehman Aggregate Bond Fund	$15,172,639
	TOTAL INVESTMENT COMPANIES (Cost $15,244,581)	$15,172,639

Face
Amount

SHORT TERM INVESTMENTS - 43.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.4%
$12,905,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	$12,900,591

Shares		Value
MONEY MARKET FUNDS - 0.8%
238,447	Fidelity Institutional Money Market Portfolio	$238,447

	TOTAL SHORT TERM INVESTMENTS (Cost $13,139,038)	$13,139,038

	Total Investments (Cost $28,383,619) - 93.0%	$28,311,677
	Other Assets in Excess of Liabilities - 7.0%	2,141,038

	TOTAL NET ASSETS - 100.00%	$30,452,715

Percentages are stated as a percent of net assets.

PSI Total Return Fund
Futures Contracts Purchased
August 31, 2007

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED
123	S&P 500 Mini Futures Contract Expiring September 2007 (Underlying Face Amount at Market Value $9,063,563)	$4,039
14	US 10-Year Treasury Notes Expiring December 2007 (Underlying Face Amount at Market Value $1,526,656)	713

		$4,752

PSI Total Return Fund
Equity Swap Contracts
August 31, 2007

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares Lehman Aggregate Bond	152,000	$14,987,200	1/22/2008	$144,312

See notes to the financial statements.

DIREXION ANNUAL REPORT  21

Statements of Assets and Liabilities
August 31, 2007

	PSI Calendar	PSI Core
	Effects Fund	Strength Fund

Assets:
Investments, at market value (Note 2)	$29,479,239	$24,698,373
Receivable for Fund shares sold	7,477	1,544
Dividends and interest receivable	36,991	3,300
Other assets	14,874	11,156

Total Assets	29,538,581	24,714,373

Liabilities:
Payable for Fund shares redeemed	194,764	63
Accrued distribution expenses	42,958	12,769
Accrued investment advisory fees	24,714	19,979
Accrued expenses and other liabilities	82,546	53,098

Total Liabilities	344,982	85,909

Net Assets	$29,193,599	$24,628,464

Net Assets Consist Of:
Capital stock	$29,516,822	$24,894,168
Accumulated undistributed net investment income (loss)	—	—
Accumulated undistributed net realized gain (loss) on investments	(323,223)	(684,442)
Net unrealized appreciation (depreciation) on investments	—	418,738

Total Net Assets	$29,193,599	$24,628,464

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$29,193,599	$24,628,464
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,464,579	1,224,745
Net Asset Value, Redemption Price and Offering Price Per Share	$19.93	$20.11

Cost of Investments	$29,479,239	$24,279,635

See notes to the financial statements.

22  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2007

	PSI Macro	PSI Total
	Trends Fund	Return Fund

Assets:
Investments, at market value (Note 2)	$40,413,170	$28,311,677
Cash	185,351	—
Receivable for Fund shares sold	10,601	29,950
Variation margin receivable	88,391	69,260
Unrealized appreciation for swaps	—	144,312
Deposit at broker for swaps	—	1,580,000
Deposit at broker for futures	478,450	399,350
Dividends and interest receivable	9,968	24,014
Other assets	12,135	10,980

Total Assets	41,198,066	30,569,543

Liabilities:
Payable for Fund shares redeemed	288	—
Accrued distribution expenses	25,201	24,700
Payable for investments purchased	—	259
Accrued investment advisory fees	34,107	32,213
Accrued expenses and other liabilities	68,968	59,656

Total Liabilities	128,564	116,828

Net Assets	$41,069,502	$30,452,715

Net Assets Consist Of:
Capital stock	$42,187,445	$29,970,949
Accumulated undistributed net investment income (loss)	—	79,426
Accumulated undistributed net realized gain (loss) on investments	557,053	325,218
Net unrealized appreciation (depreciation) on investments	(1,674,996)	77,122

Total Net Assets	$41,069,502	$30,452,715

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$41,069,502	$30,452,715
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,114,825	1,483,060
Net Asset Value, Redemption Price and Offering Price Per Share	$19.42	$20.53

Cost of Investments	$41,881,460	$28,383,619

See notes to the financial statements.

DIREXION ANNUAL REPORT  23

Statements of Operations
Year Ended August 31, 2007

	PSI Calendar	PSI Core	PSI Macro	PSI Total
	Effects Fund	Strength Fund	Trends Fund	Return Fund
	Year Ended	January 8, 2007[1]	January 8, 2007[1]	January 8, 2007[1]
	August 31, 2007	to August 31, 2007	to August 31, 2007	to August 31, 2007

Investment income:
Dividend income (net of foreign withholding taxes of $0, $0, $1,108, and $0, respectively)	$108,336	$4,013	$109,877	$370,703
Interest income	2,190,400	533,959	268,719	366,197

Total investment income	2,298,736	537,972	378,596	736,900

Expenses:
Investment advisory fees	695,261	167,015	251,141	185,476
Distribution expenses	147,589	36,308	54,596	40,321
Administration fees	21,924	8,292	10,368	8,977
Shareholder servicing fees	82,346	33,035	46,961	36,371
Fund accounting fees	32,672	14,916	18,116	16,268
Custody fees	13,693	2,189	4,582	3,039
Federal and state registration	20,506	12,733	11,857	11,457
Professional fees	41,407	18,869	21,431	19,207
Reports to shareholders	7,542	10,003	8,917	9,079
Directors’ fees and expenses	3,786	1,222	1,722	1,522
Other	24,055	12,444	12,944	9,082

Total expenses before reimbursement	1,090,781	317,026	442,635	340,799
Less: Waiver of expenses and reimbursement from Advisor	—	(26,572)	(6,008)	(18,272)

Total expenses	1,090,781	290,454	436,627	322,527

Net investment income (loss)	1,207,955	247,518	(58,031)	414,373

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(472,215)	(549,740)	977,982	236,898
Futures	149,649	(147,391)	(230,101)	145,068
Swaps	—	46,095	(129,124)	(314,216)

	(322,566)	(651,036)	618,757	67,750

Change in unrealized appreciation (depreciation) on:
Investments	—	418,738	(1,468,290)	(71,942)
Futures	—	—	(206,706)	4,752
Swaps	—	—	—	144,312

	—	418,738	(1,674,996)	77,122

Net realized and unrealized gain (loss) on investments	(322,566)	(232,298)	(1,056,239)	144,872

Net increase (decrease) in net assets resulting from operations	$885,389	$15,220	$(1,114,270)	$559,245

[1]	Commencement of Operations.

See notes to the financial statements.

24  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets
August 31, 2007

	PSI Calendar		PSI Core Fund
	Effects Fund		Strength Fund
	Year Ended	Year Ended	January 8, 2007[1]
	August 31, 2007	August 31, 2006	to August 31, 2007

Operations:
Net investment income (loss)	$1,207,955	$882,513	$247,518
Net realized gain (loss) on investments	(322,566)	4,784,880	(651,036)
Change in unrealized appreciation (depreciation) on investments	—	1,887	418,738

Net increase (decrease) in net assets resulting from operations	885,389	5,669,280	15,220

Distributions to shareholders - Investor Class:
Net investment income	(1,114,611)	(397,770)	—
Net realized gains	(4,785,309)	(1,841,528)	—

Total distributions	(5,899,920)	(2,239,298)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	71,919,754	28,109,832	69,013,788
Proceeds from shares issued to holders in reinvestment of dividends	5,896,680	2,239,298	—
Cost of shares redeemed	(104,680,423)	(39,525,669)	(44,400,544)

Net increase (decrease) in net assets resulting from capital share transactions	(26,863,989)	(9,176,539)	24,613,244

Total increase (decrease) in net assets	(31,878,520)	(5,746,557)	24,628,464

Net assets:
Beginning of period	61,072,119	66,818,676	—

End of period	$29,193,599	$61,072,119	$24,628,464

Undistributed net investment income (loss), end of period	$—	$622,676	$—

[1]	Commencement of Operations.

See notes to the financial statements.

DIREXION ANNUAL REPORT  25

Statements of Changes in Net Assets
August 31, 2007

	PSI Macro	PSI Total
	Trends Fund	Return Fund
	January 8, 2007[1]	January 8, 2007[1]
	to August 31, 2007	to August 31, 2007

Operations:
Net investment income (loss)	$(58,031)	$414,373
Net realized gain (loss) on investments	618,757	67,750
Change in unrealized appreciation (depreciation) on investments	(1,674,996)	77,122

Net increase (decrease) in net assets resulting from operations	(1,114,270)	559,245

Distributions to shareholders - Investor Class:
Net investment income	—	—
Net realized gains	—	—

Total distributions	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	70,705,112	40,002,333
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(28,521,340)	(10,108,863)

Net increase (decrease) in net assets resulting from capital share transactions	42,183,772	29,893,470

Total increase (decrease) in net assets	41,069,502	30,452,715

Net assets:
Beginning of period	—	—

End of period	$41,069,502	$30,452,715

Undistributed net investment income (loss), end of period	$—	$79,426

[1]	Commencement of Operations.

See notes to the financial statements.

26  DIREXION ANNUAL REPORT

Financial Highlights

	PSI Calendar Effects Fund
	Investor Class
	Year Ended	Year Ended	April 6, 2005[1]
	August 31, 2007	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$21.86	$20.61	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.43	0.31	0.05
Net realized and unrealized gain (loss) on investments[6]	(0.26)	1.70	0.56

Total from investment operations	0.17	2.01	0.61

Less distributions:
Dividends from net investment income	(0.40)	(0.13)	—
Distributions from realized gains	(1.70)	(0.63)	—

Total distributions	(2.10)	(0.76)	—

Net asset value, end of period	$19.93	$21.86	$20.61

Total return[7]	0.68%	9.98%	3.05%[2]
Supplemental data and ratios:
Net assets, end of period	$29,193,599	$61,072,119	$66,818,676
Ratio of expenses to average net assets
Before expense waiver	1.85%	1.81%	1.90%[3]
After expense waiver	1.85%	1.81%	1.90%[3]
Ratio of net investment income (loss) to average net assets
Before expense waiver	2.05%	1.48%	0.63%[3]
After expense waiver	2.05%	1.48%	0.63%[3]
Portfolio turnover rate[5]	1,838%	1,586%	500%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION ANNUAL REPORT  27

Financial Highlights

PSI Core Strength Fund
Investor Class
January 8, 2007[1] to
August 31, 2007

Per share data:
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.22
Net realized and unrealized gain (loss) on investments[6]	(0.11)

Total from investment operations	0.11

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	—

Total distributions	—

Net asset value, end of period	$20.11

Total return[7]	0.55%[2]
Supplemental data and ratios:
Net assets, end of period	$24,628,464
Ratio of expenses to average net assets Before expense waiver	2.18%[3]
After expense waiver	2.00%[3]
Ratio of net investment income (loss) to average net assets Before expense waiver	1.52%[3]
After expense waiver	1.70%[3]
Portfolio turnover rate[5]	935%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

28  DIREXION ANNUAL REPORT

Financial Highlights

PSI Macro Trends Fund
Investor Class
January 8, 2007[1] to
August 31, 2007

Per share data:
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.03)
Net realized and unrealized gain (loss) on investments[6]	(0.55)

Total from investment operations	(0.58)

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	—

Total distributions	—

Net asset value, end of period	$19.42

Total return[7]	(2.90%)[2]
Supplemental data and ratios:
Net assets, end of period	$41,069,502
Ratio of expenses to average net assets Before expense waiver	2.03%[3]
After expense waiver	2.00%[3]
Ratio of net investment income (loss) to average net assets Before expense waiver	(0.29%)[3]
After expense waiver	(0.26%)[3]
Portfolio turnover rate[5]	926%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION ANNUAL REPORT  29

Financial Highlights

PSI Total Return Fund
Investor Class
January 8, 2007[1] to
August 31, 2007

Per share data:
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.33
Net realized and unrealized gain (loss) on investments[6]	0.20

Total from investment operations	0.53

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	—

Total distributions	—

Net asset value, end of period	$20.53

Total return[7]	2.65%[2]
Supplemental data and ratios:
Net assets, end of period	$30,452,715
Ratio of expenses to average net assets Before expense waiver	2.11%[3]
After expense waiver	2.00%[3]
Ratio of net investment income (loss) to average net assets Before expense waiver	2.46%[3]
After expense waiver	2.57%[3]
Portfolio turnover rate[5]	191%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

30  DIREXION ANNUAL REPORT

Spectrum Select Alternative Fund
September 1, 20041 — August 31, 2007

Investment Objective: Seeks a moderate total rate of return on an annual basis.

Lehman U.S. Aggregate Bond Index: An unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgaged-backed securities, with maturities of at least one year.

S&P 500 Index: An unmanaged index of 500 U.S. stocks providing a broad look at how 500 of the largest companies in aggregate market value have performed.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Spectrum Select Alternative Fund	6.93%	4.13%
Lehman U.S. Aggregate Bond Index	5.26%	3.69%
S&P 500 Index	15.13%	12.10%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of Lehman Aggregate Bond Index and Lipper High Yield Bond Funds Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	5.1%
Investment Companies	75.9%
Corporate Bonds	0.1%

Total Exposure	81.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

DIREXION ANNUAL REPORT  31

Spectrum Global Perspective Fund
September 27, 20041 — August 31, 2007

Investment Objective: Seeks a high total rate of return on an annual basis.

S&P 500 Index: An unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Spectrum Global Perspective Fund	11.32%	17.23%
S&P 500 Index	15.13%	12.47%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	5.0%
Investment Companies	95.2%
SWAP Agreements	9.8%

Total Exposure	110.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.

32  DIREXION ANNUAL REPORT

Spectrum Equity Opportunity Fund
October 11, 20041 — August 31, 2007

Investment Objective: Seeks a high total rate of return on an annual basis.

S&P 500 Index: An unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Spectrum Equity Opportunity Fund	6.91%	6.86%
S&P 500 Index	15.13%	11.88%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

	%
Investment Type	Net Assets

Common Stocks	0.0%	[3]
Investment Companies	95.1%
SWAP Agreements	14.9%

Total Exposure	110.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2007.
[3]	Percentage is less than 0.1%.

DIREXION ANNUAL REPORT  33

Spectrum Funds
Expense Example
August 31, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2007 - August 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34  DIREXION ANNUAL REPORT

	Spectrum Select Alternative Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$999.40	$12.15
Hypothetical (5% return before expenses)	1,000.00	1,013.06	12.23

*	Expenses are equal to the Fund’s annualized expense ratio of 2.41%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Spectrum Global Perspective Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,054.50	$11.86
Hypothetical (5% return before expenses)	1,000.00	1,013.66	11.62

*	Expenses are equal to the Fund’s annualized expense ratio of 2.29%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Spectrum Equity Opportunity Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2007 -
	March 1, 2007	August 31, 2007	August 31, 2007*

Actual	$1,000.00	$1,032.60	$12.50
Hypothetical (5% return before expenses)	1,000.00	1,012.91	12.38

*	Expenses are equal to the Fund’s annualized expense ratio of 2.44%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

DIREXION ANNUAL REPORT  35

Spectrum Select Alternative Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

Spectrum Global Perspective Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

36  DIREXION ANNUAL REPORT

Spectrum Equity Opportunity Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2007

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

DIREXION ANNUAL REPORT  37

Spectrum Select Alternative Fund
Schedule of Investments
August 31, 2007

Shares		Value

COMMON STOCKS - 5.1%
Aerospace & Defense - 0.3%
2,700	Edo Corp.	$116,208

Biotechnology - 0.3%
6,089	Cepheid, Inc.(a)	113,742

Commercial Services & Supplies - 0.5%
2,198	FTI Consulting, Inc.(a)	115,439
717	Strayer Education, Inc.	114,419

		229,858

Communications Equipment - 0.3%
1,393	Research In Motion Ltd.(a)	118,976

Diversified Telecommunication Services - 0.3%
3,743	Eschelon Telecom, Inc.(a)	112,290

Electronic Equipment & Instruments - 0.3%
7,339	Sirenza Microdevices, Inc.(a)	114,782

Financial Services - 0.3%
2,536	Leucadia National Corp.	112,548

Health Care Equipment & Supplies - 0.8%
2,019	Arthrocare Corp.(a)	113,105
1,007	Idexx Laboratories, Inc.(a)	112,532
1,677	Kyphon, Inc.(a)	112,141

		337,778

Household Durables - 0.3%
1,123	Garmin Ltd.	114,355

Internet & Catalog Retail - 0.8%
1,440	Amazon.com, Inc.(a)	115,070
1,368	Blue Nile, Inc.(a)	115,487
1,437	Priceline.com, Inc.(a)	119,242

		349,799

Medical Devices - 0.3%
522	Intuitive Surgical, Inc.(a)	115,508

Media - 0.3%
7,102	Ceragon Networks Ltd(a)	119,669

Software - 0.3%
3,678	VASCO Data Security International, Inc.(a)	115,195

	TOTAL COMMON STOCKS (Cost $2,021,138)	$2,070,708

INVESTMENT COMPANIES - 75.9%
315,627	Alpha Hedged Strategies Fund	$4,302,001
147,372	Gateway Fund	4,192,731
334,473	Janus Adviser Long/Short Fund - Class I	4,244,457
921,607	John Hancock High Yield Fund	5,013,541
443,410	JP Morgan High Yield Bond Fund	3,631,528
79,654	Nuveen High Yield Municipal Bond Fund - Class C	1,699,012
219,441	TFS Market Neutral Fund	$2,971,232
297,500	The Merger Fund	4,911,721

	TOTAL INVESTMENT COMPANIES (Cost $31,158,513)	$30,966,223

Face
Amount

CORPORATE BONDS - 0.1%
Metals & Mining - 0.1%
$47,000	Novelis, Inc. 8.250%, 02/15/2015	$45,825

	TOTAL CORPORATE BONDS (Cost $46,945)	$45,825

SHORT TERM INVESTMENTS - 23.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.1%
9,404,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	$9,400,787

Shares

MONEY MARKET FUNDS - 0.8%
327,978	Fidelity Institutional Money Market Portfolio	$327,978

	TOTAL SHORT TERM INVESTMENTS (Cost $9,728,765)	$9,728,765

	Total Investments (Cost $42,955,361) - 105.0%	$42,811,521
	Liabilities in Excess of Other Assets - (5.0)%	(2,054,729)

	TOTAL NET ASSETS - 100.0%	$40,756,792

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

See notes to the financial statements.

38  DIREXION ANNUAL REPORT

Spectrum Global Perspective Fund
Schedule of Investments
August 31, 2007

Shares		Value

COMMON STOCKS - 5.0%
Airlines - 0.2%
13,724	Lan Airlines S A - ADR	$220,270

Airport Development/Maintenance - 0.2%
4,436	Grupo Aeroportuario del Sureste SA de CV - ADR	220,203

Beverages - 0.4%
3,156	Companhia de Bebidas das Americas	220,825
6,387	Fomento Economico Mexicano SA de CV - ADR	222,523

		443,348

Chemicals - 0.2%
1,390	Sociedad Quimica Minera De Chi - ADR	221,552

Communications Equipment - 0.2%
6,186	NICE Systems Ltd. - ADR(a)	218,861

Construction Materials - 0.2%
6,900	Cemex SAB de C.V. - ADR	222,801

Diversified Consumer Services - 0.2%
4,169	New Oriental Education & Technology Group, Inc. - ADR(a)	217,038

Diversified Telecommunication Services - 0.6%
3,061	Brasil Telecom Participacoes	218,800
3,685	Rostelecom - ADR	213,362
6,258	Telefonos de Mexico SA de CV - ADR	221,158

		653,320

Electric Utilities - 0.2%
12,147	Enersis S.A. - ADR	218,403

Food Products - 0.2%
2,168	Wimm-Bill-Dann Foods - ADR	221,916

Metals & Mining - 0.8%
3,876	Companhia Siderurgica Nacional SA - ADR	218,645
4,999	Mechel Steel Group OAO - ADR(a)	217,607
1,432	POSCO - ADR(a)	219,540
7,234	Ternium SA - ADR	220,637

		876,429

Semiconductors & Semiconductor Equipment - 0.6%
10,343	Silicon Motion Technology Corp. - ADR(a)	223,409
20,370	Siliconware Precision Industries Ltd. - ADR	219,792
22,243	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	220,650

		663,851

Software - 0.2%
7,350	Shanda Interactive Entertainment Ltd. - ADR(a)	219,471

Transportation - 0.2%
4,343	Grupo Aeroportuario Del Pac SA - ADR	$219,191

Water Utilities - 0.2%
4,453	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	218,331

Wireless Telecommunication Services - 0.4%
3,228	China Mobile Hong Kong Ltd. - ADR	218,826
9,121	OAO Vimpel-Communications - ADR	222,553

		441,379

	TOTAL COMMON STOCKS (Cost $12,509,621)	$5,496,364

INVESTMENT COMPANIES - 95.2%
36,700	iShares FTSE/Xinhua China 25 Index Fund	5,522,983
510,800	iShares MSCI EAFE Index Fund	40,148,880
364,500	iShares MSCI Emerging Markets Index Fund	48,791,970
357,618	Janus Advisor Long/Short Fund Class I	4,538,177
478,316	TFS Market Neutral Fund	6,476,403

	TOTAL INVESTMENT COMPANIES (Cost $96,246,990)	$105,478,413

SHORT TERM INVESTMENTS - 64.5%
MONEY MARKET FUNDS - 0.3%
342,424	Fidelity Institutional Money Market Portfolio	$342,424

Face
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 64.2%
$71,132,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	$71,107,697

	TOTAL SHORT TERM INVESTMENTS (Cost $71,450,121)	$71,450,121

	Total Investments (Cost $180,206,732) - 164.7%	$182,424,898
	Liabilities in Excess of Other Assets - (64.7)%	(71,661,203)

	TOTAL NET ASSETS - 100.0%	$110,763,695

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-income producing security.

See notes to the financial statements.

DIREXION ANNUAL REPORT  39

Spectrum Global Perspective Fund
Equity Swap Contracts
August 31, 2007

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI Emerging Markets Swap	81,200	$10,959,839	11/07/07	$(90,407)

See notes to the financial statements.

40  DIREXION ANNUAL REPORT

Direxion Spectrum Equity Opportunity Fund
Schedule of Investments
August 31, 2007

Shares		Value

COMMON STOCKS - 0.0%
Metals & Mining - 0.0%
1	Goldcorp, Inc.	$23
Oil, Gas & Consumable Fuels - 0.0%
1	Kinder Morgan Management LLC	47

	TOTAL COMMON STOCKS (Cost $3,000,075)	$70

INVESTMENT COMPANIES - 95.1%
37,800	iShares MSCI Emerging Markets Index Fund	5,059,908
63,300	iShares Russell 2000 Index Fund	4,990,572
238,854	Janus Advisor Long/Short Fund Class I	3,031,051
42,800	Midcap SPDR Trust Series I	6,714,464
9,300	Oil Service Holders Trust	1,660,515
143,600	Powershares QQQ Trust	7,016,296
204,082	TFS Market Neutral Fund	2,763,265

	TOTAL INVESTMENT COMPANIES (Cost $27,866,657)	$31,236,071

Face
Amount		Value

SHORT TERM INVESTMENTS - 60.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.3%
$19,508,000	Federal Home Loan Bank Discount Note, 4.283%, 09/04/2007	$19,508,000

Shares

MONEY MARKET FUNDS - 1.0%
339,525	Fidelity Institutional Money Market Portfolio	339,525

	TOTAL SHORT TERM INVESTMENTS (Cost $19,840,860)	$19,840,860

	Total Investments (Cost $50,707,592) - 155.4%	$51,077,001
	Liabilities in Excess of Other Assets - (55.4)%	(18,219,085)

	TOTAL NET ASSETS - 100.0%	$32,857,916

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Spectrum Equity Opportunity Fund
Equity Swap Contracts
August 31, 2007

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI Emerging Market Index	12,200	$1,647,738	9/4/08	$(14,646)
Goldman Sachs & Co.	Powershares QQQ	67,000	3,275,272	9/3/08	(982)

					$(15,628)

See notes to the financial statements.

DIREXION ANNUAL REPORT  41

Statements of Assets and Liabilities
August 31, 2007

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$42,811,521	$182,424,898	$51,077,001
Cash	—	—	110
Receivable for Fund shares sold	19,278	28,637	—
Dividends and interest receivable	72,003	102,341	30,894
Other assets	8,390	7,013	4,303

Total Assets	42,911,192	182,562,889	51,112,308

Liabilities:
Payable for Investments Purchased	2,042,715	71,405,275	18,119,377
Accrued advisory fees	30,015	83,310	25,035
Net unrealized depreciation on swaps	—	90,407	15,628
Accrued distribution expenses	30,274	87,432	29,757
Accrued expenses and other liabilities	51,396	132,770	64,595

Total Liabilities	2,154,400	71,799,194	18,254,392

Net Assets	$40,756,792	$110,763,695	$32,857,916

Net Assets Consist Of:
Capital stock	$41,178,171	$103,064,115	$32,282,853
Accumulated undistributed net investment income (loss)	239,959	1,306,329	392,766
Accumulated undistributed net realized gain (loss) on investments	(517,498)	4,265,492	(171,484)
Net unrealized appreciation (depreciation) on investments	(143,840)	2,127,759	353,781

Total Net Assets	$40,756,792	$110,763,695	$32,857,916

Calculation of Net Asset Value Per Share — Service Class:
Net assets	$40,756,792	$110,763,695	$32,857,916
Shares outstanding	2,035,680	4,478,952	1,546,901
(unlimited shares of beneficial interest authorized, no par value)
Net Asset Value, Redemption Price and Offering Price Per Share	$20.02	$24.73	$21.24

Cost of Investments	$42,955,361	$180,206,732	$50,707,592

See notes to the financial statements.

42  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2007

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income (net of foreign withholding tax of $636, $312, $3,288, respectively)	$952,023	$1,170,549	$377,037
Interest income	722,512	1,362,121	533,208

Total investment income	1,674,535	2,532,670	910,245

Expenses:
Investment advisory fees	318,478	1,195,205	403,417
Distribution expenses	318,478	1,195,205	403,417
Administration fees	15,555	36,379	16,619
Shareholder servicing fees	21,326	52,704	25,689
Fund accounting fees	27,202	51,433	30,347
Custody fees	5,878	28,123	8,594
Federal and state registration	17,543	12,492	9,304
Professional fees	30,821	80,676	41,012
Insurance Expenses	1,374	5,330	2,394
Reports to shareholders	7,496	4,097	10,625
Directors’ fees and expenses	2,183	5,988	2,392
Other	9,676	15,402	13,146

Total expenses	776,010	2,683,034	966,956

Net investment income (loss)	898,525	(150,364)	(56,711)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(71,169)	16,192,049	3,841,632
Futures	(120,092)	301,194	(454,836)
Forward Contracts	—	(154,019)	—
Swaps	1,446,448	(1,485,821)	137,587

	1,255,187	14,853,403	3,524,383

Change in unrealized appreciation (depreciation) on:
Investments	(251,665)	(1,583,717)	(490,791)
Futures	(36,096)	—	—
Swaps	(199,272)	(52,074)	(2,676)

	(487,033)	(1,635,791)	(493,467)

Net realized and unrealized gain (loss) on investments	768,154	13,217,612	3,030,916

Net increase (decrease) in net assets resulting from operations	$1,666,679	$13,067,248	$2,974,205

See notes to the financial statements.

DIREXION ANNUAL REPORT  43

Statements of Changes in Net Assets
August 31, 2007

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2007	August 31, 2006	August 31, 2007	August 31, 2006	August 31, 2007	August 31, 2006

Operations:
Net investment income (loss)	$898,525	$581,857	$(150,364)	$252,126	$(56,711)	$76,531
Net realized gain (loss) on investments	1,255,187	605,274	14,853,403	16,641,357	3,524,383	1,912,547
Change in unrealized appreciation (depreciation) on investments	(487,033)	(285,641)	(1,635,791)	114,981	(493,467)	(332,407)

Net increase (decrease) in net assets resulting from operations	1,666,679	901,490	13,067,248	17,008,464	2,974,205	1,656,671

Distributions to shareholders - Service Class:
Net investment income	(1,153,008)	(1,473,044)	(1,441,718)	—	(572,057)	—
Net realized gains	—	—	(15,783,631)	(7,374,075)	(2,410,446)	(2,756,122)

Total distributions	(1,153,008)	(1,473,044)	(17,225,349)	(7,374,075)	(2,982,503)	(2,756,122)

Capital share transactions - Service Class:
Proceeds from shares sold	22,136,299	6,776,893	19,075,781	41,915,473	5,479,467	16,813,129
Proceeds from shares issued to holders in reinvestment of dividends	1,151,291	1,467,628	17,116,655	7,363,474	2,967,967	2,682,363
Cost of shares redeemed	(5,769,095)	(18,362,708)	(36,690,738)	(14,578,175)	(24,456,117)	(15,209,940)

Net increase (decrease) in net assets resulting from capital share transactions	17,518,495	(10,118,187)	(498,302)	34,700,772	(16,008,683)	4,285,552

Total increase (decrease) in net assets	18,032,166	(10,689,741)	(4,656,403)	44,335,161	(16,016,981)	3,186,101

Net assets:
Beginning of period	22,724,626	33,414,367	115,420,098	71,084,937	48,874,897	45,688,796

End of period	$40,756,792	$22,724,626	$110,763,695	$115,420,098	$32,857,916	$48,874,897

Undistributed net investment income (loss), end of period	$239,959	$19,610	$1,306,329	$1,044,045	$392,766	$585,000

See notes to the financial statements.

44  DIREXION ANNUAL REPORT

Financial Highlights

	Spectrum Select Alternative Fund
	Service Class
	Year Ended	Year Ended	September 1, 2004[1]
	August 31, 2007	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$19.54	$19.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.57	0.50	0.48
Net realized and unrealized gain (loss) on investments[6]	0.76	0.34	(0.26)

Total from investment operations	1.33	0.84	0.22

Less distributions:
Dividends from net investment income	(0.85)	(1.26)	(0.26)
Distributions from realized gains	—	—	—

Total distributions	(0.85)	(1.26)	(0.26)

Net asset value, end of period	$20.02	$19.54	$19.96

Total return[7]	6.93%	4.53%	1.09%[2]
Supplemental data and ratios:
Net assets, end of period	$40,756,792	$22,724,626	$33,414,367
Ratio of net expenses to average net assets excluding short dividends	2.44%	2.54%	2.38%[3]
Ratio of net investment income (loss) to average net assets	2.82%	2.57%	2.44%[3]
Portfolio turnover rate[5]	260%	898%	759%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION ANNUAL REPORT  45

Financial Highlights

	Spectrum Global Perspective Fund
	Service Class
	Year Ended	Year Ended	September 27, 2004[1]
	August 31, 2007	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$25.93	$23.46	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.03)	0.06	(0.03)[8]
Net realized and unrealized gain (loss) on investments[6]	2.86	4.49	3.80

Total from investment operations	2.83	4.55	3.77

Less distributions:
Dividends from net investment income	(0.34)	—	(0.26)
Distributions from realized gains	(3.69)	(2.08)	(0.05)

Total distributions	(4.03)	(2.08)	(0.31)

Net asset value, end of period	$24.73	$25.93	$23.46

Total return[7]	11.32%	20.43%	18.88%[2]
Supplemental data and ratios:
Net assets, end of period	$110,763,695	$115,420,098	$71,084,937
Ratio of net expenses to average net assets excluding short dividends	2.24%	2.23%	2.38%[3]
Ratio of net expenses to average net assets including short dividends:	—	—	2.39%[3]
Ratio of net investment income (loss) to average net assets including short dividends	(0.12)%	0.25%	(0.16%)[3,9]
Portfolio turnover rate[5]	1,259%	1,693%	1,152%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net Investment Income (loss) before dividends on short positions for the period ended August 31, 2005 was ($0.04).

[9]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was (0.15%).

See notes to the financial statements.

46  DIREXION ANNUAL REPORT

Financial Highlights

	Spectrum Equity Opportunity Fund
	Service Class
	Year Ended	Year Ended	October 11, 2004[1]
	August 31, 2007	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$21.43	$21.85	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.03)	0.03	(0.16)
Net realized and unrealized gain (loss) on investments[6]	1.48	0.77	2.01

Total from investment operations	1.45	0.80	1.85

Less distributions:
Dividends from net investment income	(0.31)	—	—
Distributions from realized gains	(1.33)	(1.22)	—

Total distributions	(1.64)	(1.22)	—

Net asset value, end of period	$21.24	$21.43	$21.85

Total return[7]	6.91%	3.85%	9.25%[2]
Supplemental data and ratios:
Net assets, end of period	$32,857,916	$48,874,897	$45,688,796
Ratio of net expenses to average net assets	2.40%	2.31%	2.50%[3]
Ratio of net investment income (loss) to average net assets	(0.14)%	0.15%	(0.88%)[3]
Portfolio turnover rate[5]	1,347%	2,310%	1,334%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION ANNUAL REPORT  47

Direxion Funds
Notes to the Financial Statements
August 31, 2007

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 37 series of which eight are included in this report, HCM Freedom Fund, PSI Calendar Effects Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum Select Alternative Fund (formerly Spectrum High Yield Plus Fund), Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund commenced operations on January 8, 2007.

The objective of the HCM Freedom Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly of indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The objective of the PSI Calendar Effects Fund is to seek returns that equal or exceed the broad market as measured by the Standard & Poor’s 500® Index (“S&P 500® Index”) over a full market cycle while only seeking exposure to the securities market approximately 30% of the time. The other 70% of the time, the Fund’s assets are maintained in money market instruments. The objective of the PSI Core Strength Fund is to seek returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500® Fund over a full market cycle. The PSI Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The PSI Total Return Fund seeks income plus capital appreciation. The objective of the Spectrum Select Alternative Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation  — Equity securities, over-the-counter (“OTC”) securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements  — Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

48  DIREXION ANNUAL REPORT

c) Swap Contracts  — Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Spectrum Select Alternative Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point it is recognized as a component of realized gain or loss. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. In order to minimize credit risk, the Funds will attempt to enter into swap contracts with multiple counterparties.

d) Short Positions  — Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the

DIREXION ANNUAL REPORT  49

market value of the securities sold short. This collateral is required to be adjusted daily.

e) Stock Index Futures Contracts and Options on Futures Contracts  — Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions  — The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Risks of Investing in Foreign Securities  — The Spectrum Select Alternative Fund, The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Forward Currency Contracts  — The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation and depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

i) Foreign Currency Translations  — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

j) Security Transactions  — Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

50  DIREXION ANNUAL REPORT

k) Federal Income Taxes  — Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

l) Income and Expenses  — Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

m) Distributions to Shareholders  — Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principals. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Funds during the periods ended August 31, 2007 and August 31, 2006 were as follows:

	HCM		PSI Calendar		PSI Core	PSI Macro	PSI Total
	Freedom Fund		Effects Fund		Strength Fund	Trends Fund	Return Fund
	Service Class		Investor Class		Investor Class	Investor Class	Investor Class
					January 8,	January 8,	January 8,
	Year Ended	Year Ended	Year Ended	Year Ended	2007[1] to	2007[1] to	2007[1] to
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006	2007	2007	2007

Distributions paid from:
Ordinary Income	$2,590,425	$804,864	$5,651,884	$2,239,298	$—	$—	$—
Long-term capital gain	—	—	248,036	—	—	—	—

Total distributions paid	$2,590,425	$804,864	$5,899,920	$2,239,298	$—	$—	$—

[1]	Commencement of operations.

	Spectrum		Spectrum		Spectrum
	Select Alternative Fund		Global Perspective Fund		Equity Opportunity Fund
	Service Class		Service Class		Service Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006	2007	2006

Distributions paid from:
Ordinary Income	$1,153,008	$1,473,044	$17,128,547	$7,374,075	$2,953,212	$2,756,122
Long-term capital gain	—	—	96,802	—	29,291	—

Total distributions paid	$1,153,008	$1,473,044	$17,225,349	$7,374,075	$2,982,503	$2,756,122

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2007. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

DIREXION ANNUAL REPORT  51

At August 31, 2007 the components of accumulated earnings/losses on a tax basis were as follows:

							Spectrum	Spectrum
	HCM	PSI	PSI Core	PSI Macro	PSI Total	Spectrum	Global	Equity
	Freedom	Calendar	Strength	Trend	Return	Alternative	Perspective	Opportunity
	Fund	Effects Fund	Fund	Fund	Fund	Fund	Fund	Fund

Cost of investments	37,023,687	29,479,239	24,307,312	41,921,336	28,383,619	43,033,428	187,130,707	51,529,723
Gross unrealized appreciation	34,623	—	537,749	296,317	232,950	316,166	2,798,273	606,149
Gross unrealized depreciation	(322,560)	—	(146,688)	(1,804,483)	(304,892)	(538,073)	(7,504,082)	(1,058,871)

Net unrealized apprec/deprec	(287,937)	—	391,061	(1,508,166)	(71,942)	(221,907)	(4,705,809)	(452,722)

Undistributed ordinary income	3,388,318	—	—	652,307	477,915	239,959	12,415,159	1,292,719
Undistributed long-term capital gain	—	—	—	—	75,793	—	144,249	1,820

Total distributable earnings	3,388,318	—	—	652,307	553,708	239,959	12,559,408	1,294,539

Other accumulated losses	(18,501,426)	(323,223)	(656,765)	(262,084)	—	(439,431)	(154,019)	(266,754)

Total accumulated earnings/(losses)	(15,401,045)	(323,223)	(265,704)	(1,117,943)	481,766	(421,379)	7,699,580	575,063

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, swap contract adjustments, dividend reclasses, nondeductible organizational costs, dividends and redemption adjustments with differing book and tax methods and foreign currency gains/losses.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Accumulated
	Net Investment	Realized	Capital
	Income or (Loss)	Gain or (Loss)	Stock

HCM Freedom Fund	3,582,721	(3,582,721)	—
PSI Calendar Effects Fund	(716,020)	(228)	716,248
PSI Core Strength Fund	(247,518)	(33,406)	280,924
PSI Macro Trends Fund	58,031	(61,704)	3,673
PSI Total Return Fund	(334,947)	257,468	77,479
Spectrum Select Alternative Fund	474,832	(486,375)	11,543
Spectrum Global Perspective Fund	1,854,366	(5,026,236)	3,171,870
Spectrum Equity Opportunity Fund	436,534	(1,251,963)	815,429

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2007, the following funds deferred, on a tax basis, post October losses of:

	Post October	Post October
	Loss	Currency
	Deferred	Loss

HCM Freedom Fund	3,907,876	—
PSI Calendar Effects Fund	323,223	—
PSI Core Strength Fund	656,765	—
PSI Macro Trends Fund	262,084	—
PSI Total Return Fund	—	—
Spectrum Select Alternative Fund	61,789	—
Spectrum Global Perspective Fund	—	154,019
Spectrum Equity Opportunity Fund	266,754	—

At August 31, 2007, the following funds had capital loss carryovers of:

Capital Loss Expiring	08/31/14	08/31/15

HCM Freedom Fund	8,842,217	5,679,579
PSI Calendar Effects Fund	—	—
PSI Core Strength Fund	—	—
PSI Macro Trends Fund	—	—
PSI Total Return Fund	—	—
Spectrum Select Alternative Fund	201,917	—
Spectrum Global Perspective Fund	—	—
Spectrum Equity Opportunity Fund	—	—

52  DIREXION ANNUAL REPORT

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover. Spectrum Select Alternative Fund utilized $974,847 of capital loss carryover to offset net capital gains in the current year.

n) Use of Estimates  — The preparation of financial statements in conformity with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the periods ended August 31, 2007 and August 31, 2006 were as follows:

	HCM		PSI Calendar		PSI Core	PSI Macro	PSI Total
	Freedom Fund		Effects Fund		Strength Fund	Trends Fund	Return Fund
	Service Class		Investor Class		Investor Class[1]	Investor Class[1]	Investor Class[1]
	Year	Year	Year	Year	January 8,	January 8,	January 8,
	Ended	Ended	Ended	Ended	2007[1] to	2007[1] to	2007[1] to
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006	2007	2007	2007

Shares Sold	126,903	348,887	3,447,226	1,328,506	3,414,775	3,561,196	1,981,839
Shares issued in reinvestment of distributions	149,736	43,133	293,513	108,651	—	—	—
Shares redeemed	(1,603,698)	(4,870,546)	(5,069,451)	(1,886,215)	(2,190,030)	(1,446,371)	(498,779)

Net increase (decrease) from capital share transactions	(1,327,059)	(4,478,526)	(1,328,712)	(449,058)	1,224,745	2,114,825	1,483,060

[1]	Commencement of operations.

	Spectrum		Spectrum		Spectrum
	Select Alternative Fund		Global Perspective Fund		Equity Opportunity Fund
	Service Class		Service Class		Service Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2007	2006	2007	2006	2007	2006

Shares Sold	1,101,898	347,756	757,541	1,683,755	254,303	754,008
Shares issued in reinvestment of distributions	58,060	75,994	704,679	313,606	141,399	126,110
Shares redeemed	(287,101)	(934,948)	(1,433,777)	(576,811)	(1,129,355)	(690,874)

Net increase (decrease) from capital share transactions	872,857	(511,198)	28,443	1,420,550	(733,653)	189,244

DIREXION ANNUAL REPORT  53

4.	INVESTMENT TRANSACTIONS

During the period ended August 31, 2007, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward contracts and futures contracts) were:

	Purchases	Sales

HCM Freedom Fund	$363,074,691	$352,021,654
PSI Calendar Effects Fund	$686,151,426	$685,679,211
PSI Core Strength Fund	$111,510,234	$87,530,516
PSI Macro Trends Fund	$307,417,579	$273,695,618
PSI Total Return Fund	$43,797,223	$28,789,540
Spectrum Select Alternative Fund	$86,941,485	$60,802,890
Spectrum Global Perspective Fund	$1,314,629,405	$1,331,274,448
Spectrum Equity Opportunity Fund	$439,595,512	$459,952,695

There were no purchases or sales of long-term U.S. government securities during the period ended August 31, 2007 for any of the Funds.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. for the HCM Freedom Fund, with Portfolio Strategies, Inc. for the PSI Calendar Effects Fund, the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund, and with Hundredfold Advisors, LLC for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the “Sub-Advised Funds”) whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Adviser pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these sub-advisory services. For the period ended August 31, 2007, the Adviser voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended August 31, 2007, the Adviser paid or recouped the following expenses:

		PSI				Spectrum	Spectrum	Spectrum
	HCM	Calendar	PSI Core	PSI Macro	PSI Total	Select	Global	Equity
	Freedom	Effects	Strength	Trends	Return	Alternative	Perspective	Opportunity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Annual Adviser rate	1.00%	1.15%[1]	1.15%	1.15%	1.15%	1.00%	1.00%	1.00%
Annual cap on expenses	2.45%	2.00%	2.00%	2.00%	2.00%	2.75%	2.75%	2.75%
Expenses paid in excess of annual cap on expenses — 2007	$—	$—	$26,572	$6,008	$18,272	$—	$—	$—
Adviser expense recoupment — 2007	$—	$—	$—	$—	$—	$—	$—	$—

[1]	Rate changed from 1.25% to 1.15% effective December 1, 2006.

Recovering expenses subject to potential recovery expiring in:

						Spectrum	Spectrum	Spectrum
	HCM	PSI	PSI Core	PSI Macro	PSI Total	Select	Global	Equity
	Freedom	Calendar	Strength	Trends	Return	Alternative	Perspective	Opportunity
	Fund	Effects Fund	Fund	Fund	Fund	Fund	Fund	Fund

2008	$—	$—	$—	$—	$—	$—	$—	$—
2009	$—	$—	$—	$—	$—	$—	$—	$—
2010	$—	$—	$26,572	$6,008	$18,272	$—	$—	$—

Shares of the Funds’ are subject to an annual Rule 12b-1 fee of 0.80% for the HCM Freedom Fund, of 0.25% for the PSI Calendar Effects Fund, the PSI Core Strength Fund, the PSI Macro Trends Fund, and the PSI Total Return Fund, and up to 1.00% of the Service Class average daily net assets for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund. Shares of the PSI Calendar Effects Fund, the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund are subject to an annual Shareholder Servicing fee equal to 0.15% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC (the

54  DIREXION ANNUAL REPORT

“Distributor”) serves as the principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. Management has evaluated the impact of FIN 48 for the PSI Core Strength Fund, the PSI Macro Trends Fund, and the PSI Total Return Fund, and has determined there is no material impact to nor has a liability been recorded in the financial statements. For the remaining Funds, management is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

DIREXION ANNUAL REPORT  55

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
of the Direxion Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of HCM Freedom Fund, PSI Calendar Effects Fund, PSI Core Strength Fund, PSI Macro Trends Fund, and PSI Total Return Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, and Spectrum Equity Opportunity Fund, (each a series of Direxion Funds) (the “Funds”), as of August 31, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at August 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
October 26, 2007
Chicago, Illinois

56  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

The Internal Revenue Code requires that shareholders be notified within 60 days of the Funds’ fiscal year-end of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only.

Every year in January, shareholders are sent a Form 1099-DIV, which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares), during the fiscal year ended August 31, 2007.

HCM Freedom Fund	—
PSI Calendar Effects Fund	248,342
PSI Core Strength Fund	—
PSI Macro Trends Fund	—
PSI Total Return Fund	14,099
Spectrum Select Alternative Fund	—
Spectrum Global Perspective Fund	133,269
Spectrum Equity Opportunity Fund	30,437

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended August 31, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

QDI %

HCM Freedom Fund	0.07%
PSI Calendar Effects Fund	0.03%
PSI Core Strength Fund	0.00%
PSI Macro Trends Fund	0.00%
PSI Total Return Fund	0.00%
Spectrum Select Alternative Fund	61.89%
Spectrum Global Perspective Fund	0.50%
Spectrum Equity Opportunity Fund	4.52%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2007 was as follows:

DRD %

HCM Freedom Fund	0.00%
PSI Calendar Effects Fund	0.00%
PSI Core Strength Fund	0.00%
PSI Macro Trends Fund	0.00%
PSI Total Return Fund	0.00%
Spectrum Select Alternative Fund	62.20%
Spectrum Global Perspective Fund	0.50%
Spectrum Equity Opportunity Fund	4.40%

DIREXION ANNUAL REPORT  57

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)

Provided below is a summary of certain of the factors the Board considered at the August 15, 2007 Board meeting in renewing: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of HCM Freedom Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund, PSI Calendar Effects Fund, PSI Core Strength Fund, PSI Macro Trends Fund and PSI Total Return Fund, each a series of the Trust; (2) the Subadvisory Agreement between Rafferty and Horizon Capital Management, Inc. (“Horizon”) on behalf of the HCM Freedom Fund; (3) the Subadvisory Agreement between Rafferty and Hundredfold Advisors, LLC (“Hundredfold”) on behalf of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund; and (4) the Subadvisory Agreement between Rafferty and Portfolio Strategies, Inc. (“PSI”) on behalf of the PSI Calendar Effects Fund, PSI Core Strength Fund, PSI Macro Trends Fund and PSI Total Return Fund. Each Fund listed above is referred to herein as each “Fund” and collectively, the “Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve each Advisory Agreement or Subadvisory Agreement (each, an “Agreement” and collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of each Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty or a subadviser for providing services and the profitability of the advisory business to Rafferty or a subadviser to the extent such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty or a subadviser from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered Rafferty’s ongoing efforts to improve its compliance and control functions for the Funds, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. In this regard, the Board also noted that Rafferty undertook to enhance the compliance program of the Trust and Rafferty by utilizing the services of an independent compliance consulting firm. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers and subadvisers.

Regarding the Subadvisory Agreements with Horizon, Hundredfold and PSI, the Board noted that each subadviser utilizes those Funds it subadvises as the primary investments for its separate account clients. The Board also noted that there would be no change in the services provided by each subadviser.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty and the subadvisers to the Funds under the Agreements were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund compared to its benchmark index and peer group funds for various monthly periods and the yearly periods (if available) ended June 30, 2007. Although the Board received monthly performance for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds.

58  DIREXION ANNUAL REPORT

PSI Funds:

In evaluating the performance of the PSI Funds, the Board considered that most of the Funds only recently started operations and PSI has not had an opportunity to develop a long-term record.

With respect to the PSI Total Return Fund, the Board noted that the Fund outperformed its benchmark index for the since inception period and peer group for the one- and three-month periods.

With respect to the PSI Macro Trend Fund, the Board noted that the Fund underperformed its benchmark index since inception period and peer group for the one- and three-month periods.

With respect to the PSI Core Strength Fund, the Board noted that: (1) the Fund underperformed its benchmark index for the since inception period; (2) the Fund outperformed its peer group for the one-month period but underperformed for the three-month period; and (3) PSI’s explanation that the Fund was invested primarily in money market instruments until a lower risk entry was reached.

With respect to the PSI Calendar Effects Fund, the Board noted that: (1) the Fund underperformed its benchmark index for the year-to-date period; (2) the Fund underperformed its peer group for the one-year, six-month and three-month periods but outperformed for the one-month period; and (3) PSI’s explanation that the Fund’s seasonality strategy has not been as effective during this past year.

Spectrum Funds:

With respect to the Spectrum Equity Opportunity Fund, the Board noted that: (1) the Fund outperformed its benchmark index for the year-to-date period; and (2) the Fund underperformed its peer group for the one-month, six-month and one-year periods but outperformed for the three-month period.

With respect to the Spectrum Global Perspective Fund, the Board noted that: (1) the Fund underperformed its benchmark index for the year-to-date period; (2) the Fund underperformed its peer group for the six-month and one-year periods but outperformed for the one- and three-month periods; (3) Rafferty’s explanation that Hundredfold’s trading decisions and increased portfolio turnover reduced performance relative to the benchmark index.

With respect to the Spectrum Select Alternative Fund, the Board noted that: (1) the Fund outperformed its benchmark index for the year-to-date period; (2) the Fund outperformed its peer group for all relevant periods, except the one-year period; (3) Hundredfold’s explanation that the Fund recently changed its strategies.

HCM Freedom Fund:

With respect to the HCM Freedom Fund, the Board noted that: (1) the Fund outperformed its benchmark index for the year-to-date period; (2) the Fund outperformed its peer group for all relevant periods, except the one-year period; and (3) HCM’s explanation that the Fund held substantial levels of cash based on the portfolio manager’s assessment of market risks, which reduced performance.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. In considering the fees paid by Rafferty to the subadvisers of the Funds, the Board considered Rafferty’s representation that the fees are higher than industry averages. However, Rafferty explained that the Funds help lower the overall fees paid by the clients of the subadvisers. In particular, the Board noted that the PSI Funds are offered to the PSI’s clients in wrap programs. With respect to the HCM Freedom Fund and Spectrum Funds, the Board also considered that the subadvisers for these Funds no longer employ wrap fees, but that the current expense ratio of each such Fund is lower compared to the total cost of investing when the Funds were part of the wrap programs. The Board also noted that Rafferty negotiated the lowest fee that a subadvisor charges for comparable client accounts. In addition, Rafferty also negotiated breakpoints in subadvisory fees with

DIREXION ANNUAL REPORT  59

Hundredfold. The Board also considered that Rafferty voluntarily and/or contractually agreed to limit total expenses for the upcoming fiscal year for the Funds

The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. The Board also considered a subadviser’s profits for its services to the extent such information was provided. In this regard, the Board noted Hundredfold’s representation that it donates all profits to charity, Horizon’s pre-tax profits as a percentage of total revenues and PSI’s representation that its profits are negligible.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Rafferty also noted that asset levels have reached their highest levels since the Funds began operations. However, Rafferty also explained that assets are not at a sufficient level to experience economies of scale at this time. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. The Board also considered that each subadviser represented that it realized no benefits other than its direct compensation. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

60  DIREXION ANNUAL REPORT

Direxion Funds
Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee
Interested Trustees
Lawrence C. Rafferty(1) Age: 65	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996 — present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	102	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee
Non-Interested Trustees
Daniel J. Byrne Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present; Trustee, The Opening Word Program, Wyandanch, New York.	102	None

Gerald E. Shanley III Age: 64	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Trust Under Will of Charles S. Payson, 1987 — present; C.P.A. 1979-present.	102	None

John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971 — 1995, most recently as Managing Director.	102	MainStay VP Series Fund, Inc.

DIREXION ANNUAL REPORT  61

Direxion Funds
Trustees and Officers

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(2)	Held by Trustee
Officers
Ron Fernandes Age: 49	Chief Executive Officer	One Year; Since 2006	Chief Executive Officer, Raven Holdings, 2003 — 2006; President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999 — 2002.	N/A	None

Daniel D. O’Neill Age: 39	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

William Franca Age: 50	Executive Vice President — Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002 — 2004; Executive Vice President, Distribution, SunLife, 2001 — 2002.	N/A	None

Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance Services, LLC 2006 to present; CCO and General Counsel, Oracle Evolution LLC 10/04 — 2/06	N/A	None

Todd Kellerman Age: 34	Chief Financial Officer	Once Year; Since 2007	Vice President of Corporate Development. Raven Holdings, Inc., 2003 — 2005; Business Consultant, 2002 — 2003; Senior Consultant — Business Consulting, Arthur Andersen, 1999 — 2000.	N/A	None

Stephen P. Sprague Age: 58	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 34	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997 — present.	N/A	None

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.
(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 37 portfolios of the 57 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.
(3)	The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

62  DIREXION ANNUAL REPORT

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ANNUAL REPORT

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
HCM Sub-Advisor
Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
PSI Funds Sub-Advisor
Portfolio Strategies, Inc.
1102 Broadway Plaza
Tacoma, WA 98402

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Spectrum Funds Sub-Advisor
Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
(1) File: A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/07	FYE 8/31/06
Audit Fees	$551,000	$424,400

Audit-Related Fees
Tax Fees	$115,800	$87,500
All Other Fees
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

1

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/07	FYE 8/31/06
Registrant	None	None
Registrant’s Investment Adviser	None	None
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

2

Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date	11/7/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date	11/7/07

By (Signature and Title)*	/s/ Todd Kellerman

Todd Kellerman, Chief Financial Officer

Date	11/7/07

*	Print the name and title of each signing officer under his or her signature.

4